1933 Act File No. 333-129342
1940 Act File No. 811-21829

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X

Pre-Effective Amendment No.

Post-Effective Amendment No.  _X_    5

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940X

Amendment No.      9

BBH TRUST
(Exact name of Registrant as specified in charter)
140 Broadway
New York New York, 10005
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code:
(800) 625-5759

Corporation Services Company,
2711 Centerville Road, Suite 400, Wilmington, Delaware  19808.
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_x  immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                                     BROWN [LOGO]
                                     BROTHERS
                                     HARRIMAN
--------------------------------------------------------------------------------

&ltR&gt
--------------------------------------------------------------------------------
                                   Prospectus
                                FEBRUARY 28, 2009
--------------------------------------------------------------------------------
&lt/R&gt

                              BBH BROAD MARKET FUND
                                 CLASS N SHARES
                                 CLASS I SHARES

These  Securities  Have Not Been Approved Or  Disapproved  By The Securities And
Exchange Commission (SEC) Or Any State Securities Commission, Nor Has The SEC Or
Any State  Securities  Commission  Passed Upon The  Accuracy Or Adequacy Of This
Prospectus. Any Representation To The Contrary Is A Criminal Offense.


CONTENTS
--------------------------------------------------------------------------------

&ltR&gt
                                                                            Page

Investment Objective                                                           3

Principal Investment Strategies                                                3

Principal Risk Factors                                                         9

Fund Performance                                                              14

Fees and Expenses of the Fund                                                 17

Investment Adviser and Fund Administrator                                     19

Shareholder Information                                                       21

Financial Highlights                                                          30

Additional Information                                                        33
&lt/R&gt

2

&ltR&gt
INTRODUCTION
--------------------------------------------------------------------------------

BBH Broad Market Fund (the "Fund") is a separate series of BBH Trust  ("Trust"), a management  investment  company registered under the Investment Company Act of
1940, as amended (the "1940 Act").  The Fund currently offers Class N shares and
Class I shares. The Trust is a Delaware statutory trust organized on October 28,
2005.

The  Trust  has a  combined  Investment  Advisory  and  Administrative  Services
Agreement ("Agreement") with Brown Brothers Harriman & Co. ("BBH"). BBH provides investment advice and portfolio  management to registered mutual funds through a separately identifiable department (the "SID" or the "Investment Adviser").  The
SID is registered  with the SEC under the  Investment  Advisers Act of 1940. BBH provides administrative services to each series of the Trust.
&lt/R&gt

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The  investment  objective  of the  Fund is to  provide  maximum  total  return, consistent with preservation of capital and prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

&ltR&gt
As  Investment  Adviser,  the  SID  will  invest  the  assets  of the  Fund in a well-diversified  portfolio of high  quality  fixed  income  instruments.  These investments will be primarily  focused in notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government,  Government agency and Government guaranteed issuers. The Fund may
&lt/R&gt

                                                                               3

&ltR&gt
also purchase  asset-backed  securities,  mortgage backed securities,  and other sovereign debt when the Investment  Adviser believes that the additional  income from these  securities  justifies  a higher risk of  allocations  to these asset classes. The Fund may invest in money market instruments,  repurchase agreements and  derivative  instruments  to meet its  investment  objective,  although  not typically as a primary strategy.

Despite comparisons  contained in the Fund's shareholder  reports, the Fund will not measure its  performance  success nor alter its  construction in relation to any  particular  benchmark  or index.  Instead,  the Fund will seek to  preserve capital and to generate a positive  absolute  return,  while attempting to avoid instances of negative total return over extended  periods of time. The Fund will have the  flexibility  to  invest in the  sectors,  industries,  securities  and
durations  that  the  Investment  Adviser  identifies  as  offering   attractive
risk-adjusted  returns  consistent with the Fund's  investment  objective and as disclosed in the Fund's registration statement.

While  the  assets  of  the  Fund  will  be  primarily  invested  in  securities denominated  in U.S.  dollars,  some  investments  may be  denominated  in other currencies.  The  weighted  average  rating of the  Fund's  total  fixed  income holdings  will be  investment  grade or better.  In response to adverse  market, economic,  political  and other  conditions,  the  Investment  Adviser  may make temporary  investments  for the Fund that are not consistent with its investment objective and principal investment strategies.  Such investments may prevent the
Fund from achieving its investment objective.
&lt/R&gt

4

Mortgage-Backed and Asset Backed Securities

Mortgage  backed  securities  are  collateralized  by  pools of  residential  or commercial  mortgage  loans,  including  first and second mortgage loans made by savings and loan  institutions,  mortgage bankers,  commercial banks and others.
Pools of mortgage  loans are  assembled as  securities  for sale to investors by various governmental, government-related and private organizations.

Asset backed  securities are  collateralized  by pools of obligations or assets.
Most asset backed securities  involve pools of consumer or commercial debts with maturities  of less than ten  years.  However,  almost any type of assets may be used to create an asset backed  security.  Asset backed  securities may take the form of commercial  paper,  notes,  or pass through  certificates.  Asset backed securities have prepayment  risks.  Mortgage and asset backed  securities may be structured as Floaters,  Inverse  Floaters,  interest  only and  principal  only obligations.

Derivative Instruments

Rather than investing directly in the securities in which the Fund invests,  the
Fund may use  derivatives  investments  to gain or  reduce  exposure  to  market movements related to such securities, or to other risks such as interest rate or currency risk. The Fund may, but is not required to, use derivative  instruments for  risk  management  purposes  or as part of its  investment  strategies.  The
Investment Adviser may decide not to employ any of these strategies and there is no  assurance  that any  derivatives  strategy  used by the Fund  will  succeed.
Derivative investments include futures, swap and option contracts.

Futures:  Common features of future contracts include: (1) standardized contract features, (2) traded on organized exchanges and (3) limited maturity,  usually 3 months. As the price of the underlying security changes day to day, the value of the future  contract also changes.  Both buyer and seller  recognize  this daily gain or loss by transferring the relative gain or

                                                                               5

loss to the other party. This is called "the daily margin" requirement.  The use of futures gives the Investment Adviser  tremendous  flexibility in managing the investment risk.

Swaps: A swap is a contractual  agreement in which two  counterparties  agree to exchange  streams of payments over time.  The three main types are interest rate swaps and  total-rate-of-return  swaps and credit default swaps.  In an interest rate swap, the  counterparties  exchange  interest  payment streams of differing character on an  underlying  notional  principal  amount.  No principal  changes hands,  and  pricing  of swaps are  quoted in  relation  to  LIBOR,  the  London
Inter-Bank Offering Rate. Total-rate-of-return swaps are structured to replicate all or a portion of return  characteristics  of a securities index. The index is decided  between the two parties,  and, like  interest rate swaps,  is priced in relation to LIBOR.  Total-rate-of-return  swaps allow the Fund,  at a relatively low cost,  to either  increase or decrease  exposure to any asset class or fixed income  sector  which can be  defined  by an  index.  Credit  default  swaps are agreements  where the first  counterparty  pays a fixed periodic  coupon for the specified  life of the  agreement.  The second  counterparty  makes no  payments unless a credit event, relating to a predetermined security,  occurs. If such an event  occurs,  the  second  counterparty  will then make a payment to the first counterparty,  and the swap will  terminate.  The size of the payment is usually linked to the decline in such  security's  market value following the occurrence of the credit event.

6

Options:  An option on a security (or index) is a contract that gives the holder of the option, in return for a premium,  the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the  option  the  security underlying  the option (or the cash value of the index) at a specified  exercise price at any time  during the term of the  option.  The writer of an option on a security  has  the  obligation  upon  exercise  of the  option  to  deliver  the underlying  security  upon payment of the exercise  price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference  between the cash value of the index and the exercise price multiplied by the specified  multiplier for the index option.

Non-Investment Grade Securities

The  Investment  Adviser may invest a portion of the assets of the Fund in fixed income securities rated below investment grade or, if unrated, determined by the
Investment  Adviser to be of  comparable  quality.  These non  investment  grade securities  are commonly  referred to as high yield  securities or "junk bonds".
The Investment Adviser may use certain derivative investment techniques, such as interest  rate swaps or investing  in other  investment  companies,  in order to obtain participation in non-investment grade securities.

Reverse Repurchase Agreements

This is an agreement in which a Fund agrees to repurchase  securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of  money  for  the  Fund.  Proceeds  of  borrowings  under  reverse  repurchase agreements are invested for the Fund. A reverse repurchase  agreement may not be entered  into for the Fund if, as a result,  more than  one-third  of the market value of the Fund's total assets,  less  liabilities  other than the obligations created by reverse repurchase agreements, would be engaged in reverse repurchase agreements.

                                                                               7

Credit Quality

The Fund will maintain an ongoing minimum dollar-weighted average credit quality of investment  grade (Baa3 / BBB-).  Credit ratings for individual  holdings are assigned by nationally recognized  statistical rating organizations (NRSRO) such as Moody's Investor Service or Standard & Poor's.  When computing average credit quality,  each  holding is assigned a numerical  rating  equivalent,  based on a scale that runs from 1 for U.S. Treasury  obligations to 24 for securities rated
D by a NRSRO (securities in default).  The weightings for derivatives  contracts are  determined  by their  notional  value as a portion  of the Fund's net asset value (NAV) and their credit  quality is based on the fixed  income  instruments whose performance they track.

8

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

The principal  risks of investing in the Fund and the  circumstances  reasonably likely to adversely affect an investment are described below. The share price of the  Fund  changes  daily  based on  market  conditions  and  other  factors.  A shareholder may lose money by investing in the Fund.

Market Risk:

This is the  risk  that the  price  of a  security  will  fall  due to  changing economic,  political  or market  conditions,  or due to a  company's  individual situation.

Interest Rate Risk:

Interest  rate risk  refers to the price  fluctuation  of a bond in  response to changes in interest  rates. In general,  bonds with shorter  maturities are less sensitive to interest rate  movements than those with longer  maturities,  (i.e.
when interest rates rise, bond prices fall).

Credit Risk:

Credit risk refers to the likelihood  that an issuer will default on interest or principal payments.

Issuer Risk:

The value of a  security  may  decline  for a number of reasons  which  directly relate to the issuer,  such as management  performance,  financial  leverage and reduced demand for the issuer's goods or services.

Liquidity Risk:

Liquidity  risk exists when a particular  instrument is difficult to purchase or sell.  If a  transaction  is  particularly  large or if the  relevant  market is illiquid  (as is the  case  with  many  restricted  securities),  it may  not be possible to initiate a  transaction  or liquidate a position at an  advantageous time or

                                                                               9

price.  Securities  in the  Fund are  generally  less  liquid  than  many  other investments  including  but  not  limited  to  securities  issued  by  the  U.S.
government,  commercial  paper  and  those  of  higher  rated  investment  grade corporate securities.

Maturity Risk:

Interest rate risk will  generally  affect the price of a fixed income  security more if the security has a longer maturity.  Fixed income securities with longer maturities  will  therefore be more volatile than other fixed income  securities with  shorter  maturities.  Conversely,  fixed  income  securities  with shorter maturities will be less volatile but generally  provide lower returns than fixed income  securities with longer  maturities.  The average  maturity of the Fund's investments will affect the volatility of the Fund's share price.

Mortgage Risks:

Rising   interest  rates  tend  to  extend  the  duration  of   mortgage-related
securities,  making  them more  sensitive  to changes in  interest  rates.  As a
result,   in  a  period  of  rising   interest   rates,   the  Fund  that  holds
mortgage-related  securities may exhibit additional volatility. This is known as
extension  risk.  In  addition,   mortgage-related  securities  are  subject  to
prepayment  risk.  When  interest  rates  decline,  borrowers  may pay off their mortgages sooner than expected.  This can reduce the returns of the Fund because the Fund will have to  reinvest  that  money at the  lower  prevailing  interest rates.

10

Derivatives Risk:

Derivatives are financial  contracts whose value depends on, or is derived from, the value of an underlying  asset,  reference  rate or index.  The Fund's use of derivative  instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk and credit risk.  They also involve the risk of  mispricing  or improper  valuation and the risk that changes in the value of the  derivative  may not  correlate  perfectly with  the  underlying  asset,  rate  or  index.  By  investing  in a  derivative instrument,  the Fund could lose more than the principal amount invested.  Also, suitable  derivative  transactions may not be available in all circumstances and there can be no  assurance  that the Fund will engage in these  transactions  to reduce exposure to other risks when that would be beneficial.

Foreign Investment Risk:

Investing  in  securities  of  foreign  issuers  involves  risks  not  typically associated with investing in securities of domestic  issuers  including  foreign exchange  risk,  regulatory  risk and tax risk.  Changes in  political or social conditions,  diplomatic  relations,  or  limitations  on the removal of funds or assets may adversely affect the value of the investments in the Fund. Changes in government administrations or economic or monetary policies in the United States or abroad could result in  appreciation  or  depreciation of Fund securities and could favorably or unfavorably  affect the Fund's  operations.  The economies of individual  foreign nations differ from the U.S.  economy,  whether favorably or unfavorably,  in areas such as growth of domestic  product,  rate of  inflation,
capital  reinvestment,   resource   self-sufficiency  and  balance  of  payments
position.  Interest paid by foreign  issuers may be subject to  withholding  and other foreign taxes, which may decrease the net return on foreign investments as compared to interest paid to the Fund by domestic issuers.

                                                                              11

Because foreign securities generally are denominated and pay interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value  of the  assets  of the  Fund as  measured  in U.S.  dollars  is  affected favorably  or  unfavorably  by changes in exchange  rates.  The Fund also incurs costs in connection with conversion between various currencies.

Leveraging Risk:

Leverage includes borrowing and reverse repurchase  agreements and in some cases derivative  contracts.  Leveraging is  speculative  and may cause the Fund to be more volatile than if the Fund had not been leveraged.  This is because leverage tends to  exaggerate  the effect of any increase or decrease in the value of the
Fund's  securities.  The use of  leveraging  may  cause  the  Fund to  liquidate portfolio  positions  when it may not be  advantageous  to do so to satisfy  its obligations or to meet segregation requirements.

Lower Rated Fixed Income Securities Risk:

Securities  which are rated BBB by S&P or Baa by Moody's are generally  regarded as having adequate  capacity to pay interest and repay  principal,  but may have some speculative  characteristics.  Securities rated below Baa by Moody's or BBB by S&P have predominantly speculative characteristics, including the possibility of  default  or  bankruptcy  of the  issuers of such  securities,  market  price volatility based upon interest rate sensitivity,  questionable  creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds
("junk bonds") have been found to be more sensitive to adverse  economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated invest-

12

ments,  and economic  turndown could disrupt the market for high yield bonds and adversely  affect the value of  outstanding  bonds and the ability of issuers to repay principal and interest.  In addition, in a declining interest rate market, issuers of high yield bonds may exercise  redemption or call  provisions,  which may force the Fund,  to the extent it owns such  securities,  to  replace  those securities  with lower  yielding  securities.  This could  result in a decreased return.

Portfolio Turnover:

The Fund actively  trades its portfolio  securities in an attempt to enhance the total  return of the Fund by taking  advantage of market  opportunities.  Active trading will cause the Fund to have an increased  portfolio turnover rate, which is likely to generate  shorter-term  gains (losses) for its shareholders,  which are taxed at a higher rate than  longer-term  gains (losses).  Actively  trading portfolio  securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Investments  in the  Fund  are  neither  insured  nor  guaranteed  by  the  U.S.
Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman or any other bank, and the shares are not insured by the Federal  Deposit  Insurance  Corporation,  the Federal  Reserve Board or any
other federal,  state or other  governmental  agency.  Although U.S.  Government agencies  and  instrumentalities  may be  chartered  or  sponsored  by  acts  of
Congress,  their  securities  are neither  issued nor  guaranteed  by the United
States Treasury.

                                                                              13

FUND PERFORMANCE
--------------------------------------------------------------------------------

&ltR&gt
The Fund is a successor to a mutual fund of the same name, which was a series of
BBH Fund, Inc. (the "Predecessor  Fund").  The Predecessor Fund was also managed by the Investment Adviser.  Performance provided reflects the performance of the
Predecessor  Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Accordingly, the performance information and financial  information  provided in this prospectus for the periods prior to that date is historical  information of the Predecessor Fund adjusted to reflect the Fund's anticipated expenses.
&lt/R&gt

The following bar chart and tables give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the
Fund's Class N shares from year to year.  The tables show how the average annual returns  of the  Fund's  Class N and Class I shares  for the  periods  indicated
compare to those of a broad measure of market performance.

When you consider this information,  please remember that the Fund's performance
(before and after taxes) in past years is not  necessarily  an indication of how the Fund will do in the future.

14

              Total Return for Class N Shares (% Per Calendar Year)
--------------------------------------------------------------------------------

[The following information was depicted as a bar chart in the printed material]

&ltR&gt
           2001    2002    2003    2004    2005    2006    2007    2008
           ----    ----    ----    ----    ----    ----    ----    ----
           7.77%   7.41%   7.30%   4.41%   2.66%   3.90%   2.82%   4.25%

Highest and Lowest Return for Class N Shares (Quarterly 2001-2008)
--------------------------------------------------------------------------------

                                                        Return    Quarter Ending
                                                        ------    --------------
Highest                                                  4.60%        12/31/2008
Lowest                                                 (2.53)%         6/30/2004
&lt/R&gt

                                                                              15

&ltR&gt
Average Annual Total Returns (Through December 31, 2008)*
--------------------------------------------------------------------------------

                                                                       Start of
                                                                    Performance
                                                                         (Since
                                         1 Year      5 Years         7/20/2000)
                                         ------      -------        -----------
Class N Shares

Return Before Taxes                       4.25%        3.60%              5.53%

Return After Taxes on Distributions**     2.56%        1.98%              3.82%

Return After Taxes on Distributions
  and Sale of Fund Shares**               2.73%        2.14%              3.76%

Class I Shares

Return Before Taxes                       4.41%        3.76%              5.70%
&lt/R&gt

* The total returns provided reflect the performance of the Predecessor Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Fund did not have
any  investment  operations.   Accordingly,   the  performance   information  is
historical information of the Predecessor Fund.

Historical  total return  information  for any period  prior to the  Predecessor
Fund's  commencement of operations  (12/22/00 for Class N shares and 12/3/02 for
Class I shares)  will be that of the BBH Broad  Market  Fixed  Income  Portfolio adjusted to assure that all charges,  expenses  and fees which are  presently in effect for each  class were  deducted  during  such  periods,  as  permitted  by applicable SEC staff interpretations.

** After-tax  returns are  calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those  shown.  After-tax  returns for Class I Shares will differ from  those  shown  above for Class N Shares.  After-tax  returns  shown are not
relevant  to  investors  who  hold  their  Fund  shares   through   tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.

&ltR&gt
                                                                          Since
                                         1 Year      5 Years         7/20/00***
                                         ------      -------         ----------
Barclays Capital
(formerly Lehman Brothers)
U.S. Aggregate Bond Index
(reflects no deduction for fees,
expenses or taxes)                        5.24%        4.65%            6.21%
&lt/R&gt

*** Index  performance is calculated  from July 20, 2000,  the Fund's  inception date.

16

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds the Fund's Class N and Class I shares.

Shareholder Fees
--------------------------------------------------------------------------------
(Fees paid directly from an investor's account)

                                                      Class N         Class I
                                                      -------         -------

Maximum Sales Charge (Load) Imposed on Purchases       None            None

Maximum Deferred Sales Charge (Load)                   None            None

Maximum Sales Charge (Load)
Imposed on Reinvested Dividends                        None            None

Redemption Fee (as a percentage
of total redemption proceeds)(1)                       1.00%           1.00%

Exchange Fee                                           None            None

Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(Expenses  that are  deducted  from fund assets as a  percentage  of average net assets)

&ltR&gt
                                                       Class N          Class I
                                                       -------          -------

Management and Administrative Services Fee               0.30%           0.30%

Distribution (12b-1) Fee                                 None            None

Other Expenses                                           0.27%           0.12%
                                                         -----           -----

Total Annual Fund Operating Expenses                     0.57%           0.42%
                                                         =====           =====
&lt/R&gt

(1) The  redemption  fee  applies  to any shares  redeemed  within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.

                                                                              17

EXAMPLE

This  example is intended to help an investor  compare the cost of  investing in the Fund's  Class N and Class I shares to the cost of  investing in other mutual funds.  The example assumes that an investor invests $10,000 in the Fund for the time  periods  indicated  and then  sells all of his  shares at the end of those periods.  The example also assumes that an investment  has a 5% return each year and that the Fund's  Class N and Class I shares  operating  expenses  remain the same as  shown in the  table  above.  Although  actual  costs  on an  investor's investment  may be higher or lower,  based on these  assumptions  the investor's costs would be:

&ltR&gt
                     1 Year    3 Years     5 Years     10 Years
                     ------    -------     -------     --------

Class N Shares         $58       $183        $318         $714
Class I Shares         $43       $135        $235         $530
&lt/R&gt

18

INVESTMENT ADVISER AND FUND ADMINISTRATOR
--------------------------------------------------------------------------------

&ltR&gt
Pursuant to the Agreement,  BBH, a New York limited partnership,  located at 140
Broadway,  New York, NY 10005 and established in 1818, serves as both Investment
Adviser and Fund Administrator to the Trust.  Through the SID, BBH serves as the investment adviser solely providing  investment advice and portfolio  management to each series of the Trust.

Subject to the general  supervision  of the Board of  Trustees,  the  Investment
Adviser  makes the  day-to-day  investment  decisions  for the Fund,  places the purchase  and sale  orders  for the  portfolio  transactions  of the  Fund,  and generally  manages the Fund's  portfolio  of  investments.  BBH provides a broad range of investment  management  services for customers in the United States and abroad.  At December 31, 2008,  it managed total assets of  approximately  $36.8 billion, $269 million of which represents total net assets in the Fund.

In addition to a continuous  investment  program,  BBH  provides  administrative services to the Fund by, among other things,  providing officers  (including the
Fund's  Chief  Compliance  Officer  and Chief  Financial  Officer),  shareholder communications  and tax compliance.  BBH through members of Fund  Administration also coordinates the provision of services to the Fund by nonaffiliated  service providers.

Investment  strategies for the Fund and all other fixed income accounts  managed by the Adviser  are formed by the Fixed  Income  Strategy  Group  co-chaired  by
Jeffrey A.  Schoenfeld  and  Radford W.  Klotz,  partners  at BBH.  All  issuers eligible  for  purchase  in fixed  income  accounts  managed by the  Adviser are approved by the Fixed Income Credit  Committee,  also chaired by Mr.  Schoenfeld and Mr. Klotz. The implementation of investment
&lt/R&gt

                                                                              19

&ltR&gt
strategies in the Fund and across all other fixed income accounts managed by the
Adviser is supervised by Mr. Gregory S. Steier, a managing director at BBH.

Mr.  James J.  Evans  manages  the  assets  of the BBH  Broad  Market  Fund on a day-to-day  basis.  Mr. Evans holds a B.S. from the University of Delaware and a
M.B.A. from New York University and is a Chartered  Financial Analyst. He joined
BBH in 1996.
&lt/R&gt

The Fund's SAI provides  additional  information  about the Portfolio  Managers'
compensation, management of other accounts, and ownership of shares of the Fund.

&ltR&gt
For investment  advisory and  administrative  services,  BBH receives a combined fee, computed daily and payable monthly, equal to 0.30% of the average daily net assets of the Fund.  This fee  compensates BBH for its services and its expenses
(such as salaries of its personnel).

A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated October 31, 2008.
&lt/R&gt

20

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Net Asset Value

The Fund normally  determines  the Fund's NAV per share once daily at 4:00 p.m.,
Eastern time on each day the New York Stock Exchange  (NYSE) is open for regular trading.  The  determination  of the Fund's NAV per share is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the  difference by the number of shares of the Fund  outstanding at the time the determination is made.

The NAV of the Fund's  shares may change on days when  shareholders  will not be able to purchase or redeem Fund shares.

Securities Valuation Policies

The Fund has a valuation  policy which requires each security to be valued as of the close of the NYSE  normally at 4:00 p.m.,  Eastern  time,  each business day when determining the Fund's NAV. The valuation policy further requires that if a security  price is not  deemed  reliable,  then that  security  price  should be overridden and a fair valuation price be determined and used.

The Fund generally values fixed income securities  according to prices furnished by an independent  pricing  service,  except that fixed income  securities  with remaining  maturities of less than 60 days at the time of purchase may be valued at amortized  cost.  Prices  furnished  by an  independent  pricing  service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

If quotations are not readily available,  the assets are valued at fair value in accordance with  procedures  established by the Trustees of the Fund. A security or other asset held by the Fund may also be fair valued if events

                                                                              21

materially  affecting the price of the security or other asset occur between the time the exchange on which the security or other asset is traded  closes and the time the Fund values its assets.

Exchange  traded  options  are  valued at their  most  recent  sale price on the exchange,  or if no such sales are reported,  at the average bid price, or if it is not  possible to  determine  the  average  bid price,  at the most recent bid quotation,  in the  case of  purchased  options,  or at the  most  recent  asked quotation, in the case of written options.  Over-the-counter  options are valued at (i) the most recent bid quotation  supplied by a leading dealer,  in the case of a purchased option, and (ii) at the most recent asked quotation supplied by a leading dealer, in the case of a written option.

Futures are valued at the most recent settlement price on the relevant exchange.

Foreign currency  forward  contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rates.

"Total  rate of  return"  swap  transactions  are  valued  using a model for the transaction developed by the Adviser's Fixed Income Quantitative Research team.

Where a market quotation for a portfolio security is not readily available,  and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under  procedures approved by the Fund's Board.

22

The Fund may use the fair value of a security  to  calculate  its NAV when,  for example,  (1) a  portfolio  security  is not  traded  in a public  market or the principal  market in which the  security  trades is  closed,  (2)  trading  in a portfolio  security  is  suspended  and not resumed  prior to the normal  market close,  (3) a  portfolio  security  is not  traded in  significant  volume for a substantial  period, or (4) the Fund's Adviser  determines that the quotation or price for a  portfolio  security  provided  by a dealer or  independent  pricing service is inaccurate.

&ltR&gt
If (i) one or more markets in which the Fund's  securities or other assets trade have closed or are disrupted as a result of unusual or  extraordinary  events or
(ii) some other market or economic event causes one or more  securities or other assets held by the Fund to  experience a  significant  change in value after the normal  close of the  market on which the  security  trades,  and (iii) the Fund
Administrator  has  determined in good faith that the  potential  impact of such events on the NAV of the Fund exceeds 1/2 of 1.00%,  the  security  will be fair valued.
&lt/R&gt

There can be no  assurance  that the Fund  could  purchase  or sell a  portfolio security  at the price used to  calculate  the Fund's  NAV.  In the case of fair valued  portfolio  securities,  lack of  information  and  uncertainty as to the significance  of information  may lead to a conclusion that a prior valuation is the best  indication of a portfolio  security's  present value.  Fair valuations
generally   remain   unchanged   until  new   information   becomes   available.
Consequently,  changes in the fair valuation of portfolio securities may be less frequent  and of  greater  magnitude  than  changes  in the  price of  portfolio securities  valued  by an  independent  pricing  service,  or  based  on  market quotations.

                                                                              23

Description of Share Classes

The Fund offers Class N shares and Class I shares through this  prospectus  each representing  interests in a single portfolio of securities.  Class N shares and
Class I shares have different operating expenses which affect their performance.
Neither  Class N shares nor Class I shares  convert to any other class of shares of the Fund.

Purchase of Shares

The Fund  offers  shares  on a  continuous  basis at their  NAV  without a sales charge.  The Fund reserves the right to determine  the purchase  orders for Fund shares that it will accept.  Investors may purchase shares on any day the NAV is calculated. The Fund executes purchases of Fund shares at the NAV per share next determined  after the Fund  receives the purchase  order,  including  acceptable payment  for such order.  Shares are  entitled to  dividends  declared,  if any, starting as of the first  business day  following  the day the Fund executes the purchase order on the books of the Fund.

An  investor  who has an account  with an  Eligible  Institution  or a Financial
Intermediary  may place  purchase  orders for Fund shares  through that Eligible
Institution  or  Financial  Intermediary  which holds such shares in its name on behalf of that customer  pursuant to arrangements made between that customer and that Eligible Institution or Financial  Intermediary.  Each Eligible Institution
or  Financial  Intermediary  arranges  payment  for Fund shares on behalf of its customers.  An Eligible  Institution  or a Financial  Intermediary  may charge a transaction fee on the purchase of Fund shares.

24

An  investor  who does not  have an  account  with an  Eligible  Institution  or
Financial  Intermediary must place purchase orders for Fund shares with the Fund through Citigroup Global Transaction  Services,  the Fund's Transfer Agent. Such
investor's  order  will be  priced  at the NAV next  calculated  after  the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held  directly in the  investor's  name on the books of the Fund and is responsible  for arranging for the payment of the purchase price of Fund shares.

Investment Minimums*

Minimum initial and subsequent  purchase  amounts vary depending on the class of shares you buy.

                                                      Class N        Class I
                                                      -------        -------
Initial Purchases                                    $100,000      $5,000,000
Subsequent Purchases                                 $ 25,000      $   25,000

&ltR&gt
* BBH, the Fund's  Shareholder  Servicing  Agent,  may change  these  investment minimums  from  time to time.  Each  Eligible  Institution  and  each  Financial
Intermediary may establish and amend, from time to time, a minimum initial and a minimum subsequent purchase requirements for its customers which currently is as low as $1,000.
&lt/R&gt

Redemption of Shares

The Fund executes your redemption  request at the next NAV calculated  after the
Fund  receives  your  redemption  request.  Shares  continue  to earn  dividends declared,  if any,  through the  business  day that the Fund  executes  the Fund executes the redemption request on the books of the Fund.

Shareholders  must redeem shares held by an Eligible  Institution or a Financial
Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible  Institution or Financial  Intermediary.  The
Fund  pays  proceeds  of a  redemption  to that  shareholder's  account  at that
Eligible  Institution  or Financial  Intermediary  on a date  established by the
Eligible  Institution or Financial  Intermediary.  An Eligible  Institution or a
Financial  Intermediary  may charge a transaction  fee on the redemption of Fund shares.

                                                                              25

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by  submitting  a  redemption  request to the Fund through the
Transfer Agent. The Fund pays proceeds  resulting from such redemption  directly to the  shareholder  generally  on the next  business  day after the  redemption request is executed.

Redemptions by the Fund

The  Shareholder  Servicing  Agent has  established  a minimum  account  size of
$100,000  for Class N shares  and  $5,000,000  for Class I shares,  which may be changed from time to time. If the value of a shareholder's  holdings in the Fund falls below that amount because of a redemption of shares, the Fund reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be  redeemed,  the Fund  will  notify  the  shareholder  and will  allow  the shareholder  60 days  to  make an  additional  investment  to meet  the  minimum requirement before the redemption is processed.

Each Eligible  Institution  and each  Financial  Intermediary  may establish and change from time to time for their respective  customers a minimum account size, each of which may be lower than that  established by the  Shareholder  Servicing
Agent.

Further Redemption Information

Redemptions  of shares are taxable  events on which a shareholder  may realize a gain or a loss.

The Fund has reserved  the right to pay  redemption  proceeds by a  distribution in-kind of portfolio  securities  (rather than cash). In the event that the Fund makes an

26

in-kind  distribution,  you could incur brokerage and  transaction  charges when converting  the  securities  to cash.  The Fund does not expect to make  in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption  proceeds  in cash up to  either  $250,000  or 1% of the  Fund's  net assets, whichever is less.

The Fund may suspend a  shareholder's  right to receive  payment with respect to any  redemption  or postpone  the payment of the  redemption  proceeds for up to seven days and for such other periods as applicable law may permit.

Redemption Fee

&ltR&gt
Fund shares that are redeemed  within a 30 day holding period will be subject to a redemption fee of 1.00% of the total redemption  proceeds.  The holding period shall  commence on the next business day following the date your purchase  order is received by the Fund and shall apply to any redemption  made on or before the
30th day from  that  date.  The  redemption  fee is  payable  to the Fund and is intended to reduce the impact on  remaining  investors  in the Fund of the costs incurred by the Fund in meeting  redemption  requests from investors who are not long-term  investors.  For purposes of  determining  whether the  redemption fee applies, shares held the longest will be redeemed first.
&lt/R&gt

Dividends and Distributions

The  Fund   declares  and  pays  monthly   dividends  and  makes  capital  gains
distributions, if any once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid  federal  tax..  The
Fund expects  distributions to be primarily from income. The Fund pays dividends and capital gains distributions to shareholders of record on the record date.

                                                                              27

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Fund elects to have  dividends and capital gains  distributions paid in cash,  the Fund  automatically  reinvests  dividends  and capital  gains distributions  in  additional  Fund  shares  without  reference  to the  minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial  Intermediary may establish its own policy  with  respect  to  the  reinvestment  of  dividends  and  capital  gains distributions in additional Fund shares.

Taxes

In general,  redeeming  shares,  exchanging  shares and receiving  dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the Fund.

Transaction              Federal Tax Status
---------------------------------------------------------------
Redemption or            Usually capital gain or loss,
exchange of shares       long-term only if shares owned
                         more than one year
---------------------------------------------------------------
Long-term capital        Long-term capital gain
gain distributions
---------------------------------------------------------------
Dividends, term,         Ordinary income, potentially
capital gain rates       taxable at long-term
---------------------------------------------------------------

                                                                              28

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Ordinary income dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in Fund shares.
Although  dividends  (including  dividends  from  short-term  capital gains) are generally  taxable as  ordinary  income,  individual  shareholders  who  satisfy certain  holding  period and other  requirements  are taxed on such dividends at long-term  capital gain rates to the extent the  dividends are  attributable  to
"qualified  dividend income" received by the Fund.  "Qualified  dividend income"
generally  consists of dividends  received  from U.S.  corporations  (other than dividends from tax-exempt  organizations  and certain dividends from real estate investment  trusts and  regulated  investment  companies)  and  certain  foreign corporations.  Long  term  capital  gain  distributions  are  taxable  to you as long-term  capital gains regardless of how long you have owned your shares.  You may want to avoid buying shares when the Fund is about to declare a capital gain distribution or a dividend  because it will be taxable to you even though it may actually be a return of a portion of your investment.

&ltR&gt
After the end of each year, the Fund will provide you with information about the distributions and dividends you received and any redemption of shares during the previous year.
&lt/R&gt

If you do not provide the Fund with your correct taxpayer  identification number and any required  certifications,  you may be subject to back-up  withholding on
your   distributions,   dividends   and   redemption   proceeds.   Because  each
shareholder's  circumstances  are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons.  If you are a non U.S.  person,  please consult your own tax adviser with respect to the
U.S. tax consequences to you of an investment in the Fund.

29

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial  Highlights  provided  reflect the  performance of the Predecessor
Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Fund did not have any investment operations.  Accordingly, the performance information is historical information of the Predecessor Fund.

The Financial  Highlights tables are intended to help an investor understand the
Fund's Class N shares and Class I shares financial performance for the past five years  or  since  inception,  if  the  life  of the  Fund  is  shorter.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent  the rate that an investor  would have earned or lost on an investment in the Fund  (assuming  reinvestment  of all dividends and distributions).  This  information  has been  audited by  Deloitte & Touche LLP, whose report,  along with the Fund's financial  statements,  are included in the
Fund's annual report which is available upon request.

30

Selected  per share data and ratios for a Class N share  outstanding  throughout each year

&ltR&gt

                                                                            For the years ended October 31,
                                                        -----------------------------------------------------------------------
                                                          2008            2007            2006            2005            2004
                                                        -------         -------         -------         -------         -------
Net asset value, beginning of year .................      $9.92          $10.10          $10.19          $10.57          $10.57
                                                        -------         -------         -------         -------         -------
Income from investment operations:
   Net investment income(1) ........................       0.44            0.46            0.48            0.42            0.43
   Net realized and unrealized
     gain (loss) ...................................      (0.63)          (0.21)          (0.03)          (0.27)           0.17
                                                        -------         -------         -------         -------         -------
     Total income from investment
       operations ..................................      (0.19)           0.25            0.45            0.15            0.60
                                                        -------         -------         -------         -------         -------
Less dividends and distributions:
   From net investment income.. ....................      (0.42)          (0.43)          (0.46)          (0.41)          (0.44)
   From net realized gains .........................         --              --           (0.08)          (0.12)          (0.16)
                                                        -------         -------         -------         -------         -------
     Total dividends and distributions .............      (0.42)          (0.43)          (0.54)          (0.53)          (0.60)
                                                        -------         -------         -------         -------         -------
Net asset value, end of year .......................      $9.31           $9.92          $10.10          $10.19          $10.57
                                                        =======         =======         =======         =======         =======
Total return .......................................      (2.08)%          2.42%           4.64%           1.49%           5.77%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ...........       $160            $168            $147            $149            $110
   Expenses as a percentage of
     average net assets ............................       0.58%(2)        0.61%(2)        0.55%(2)        0.57%(2)        0.55%(3)
   Ratio of net investment income to
     average net assets ............................       4.42%           4.62%           4.75%           4.06%           4.14%
   Portfolio turnover rate .........................        185%            275%            325%            211%            210%

&lt/R&gt

(1)Calculated using average shares outstanding for the year.

&ltR&gt
(2)The  ratio of expenses to average net assets for the years ended  October 31,
2008,  2007, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's  custodian.  Had this arrangement not been in place, this ratio would have been 0.58%, 0.62%, 0.56% and 0.58%, respectively.

(3)Had the expense payment agreement, which terminated on December 31, 2004, not been in place,  the ratio of expenses  to average net assets  would have been as follows: N/A, N/A, N/A, N/A and 0.61%, respectively.
&lt/R&gt

                                                                              31

&ltR&gt
Selected  per share data and ratios for a Class I share  outstanding  throughout each year


                                                                            For the years ended October 31,
                                                        -----------------------------------------------------------------------
                                                          2008            2007            2006            2005            2004
                                                        -------         -------         -------         -------         -------
Net asset value, beginning of year .................      $9.92          $10.10          $10.19          $10.57          $10.57
                                                        -------         -------         -------         -------         -------
Income from investment operations:
   Net investment income(1) ........................       0.46            0.48            0.50            0.44            0.46
   Net realized and unrealized
     gain (loss) ...................................      (0.64)          (0.20)          (0.04)          (0.27)           0.15
                                                        -------         -------         -------         -------         -------
     Total income from investment
       operations ..................................      (0.18)           0.28            0.46            0.17            0.61
                                                        -------         -------         -------         -------         -------
Less dividends and distributions:
   From net investment income.. ....................      (0.43)          (0.46)          (0.47)          (0.43)          (0.45)
   From net realized gains .........................         --              --           (0.08)          (0.12)          (0.16)
                                                        -------         -------         -------         -------         -------
     Total dividends and distributions .............      (0.43)          (0.46)          (0.55)          (0.55)          (0.61)
                                                        -------         -------         -------         -------         -------
Net asset value, end of year .......................      $9.31           $9.92          $10.10          $10.19          $10.57
                                                        =======         =======         =======         =======         =======
Total return .......................................      (1.92)%          2.58%           4.79%           1.64%           5.91%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ...........        $95            $121             $94             $94             $91
   Expenses as a percentage of
     average net assets ............................       0.42%(2)        0.46%(2)        0.40%(2)        0.42%(2)        0.40%(3)
   Ratio of net investment income
     to average net assets .........................       4.56%           4.78%           4.92%           4.21%           4.36%
   Portfolio turnover rate .........................        185%            275%            325%            211%            210%

&lt/R&gt

(1)Calculated using average shares outstanding for the year.

&ltR&gt
(2)The  ratio of expenses  to average net assets for the year ended  October 31,
2008,  2007, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund's  custodian.  Had this arrangement not been in place, this ratio would have been 0.42%, 0.47%, 0.41%, and 0.44%, respectively.

(3)Had the expense payment agreement, which terminated on December 31, 2004, not been in place,  the ratio of expenses  to average net assets  would have been as follows: N/A, N/A, N/A, N/A and 0.45%, respectively.
&lt/R&gt

32

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

To reduce  expenses,  we mail only one copy of the  Fund's  prospectus  and each annual and semi-annual report to those addresses shared by two or more accounts.
If you wish to receive  individual copies of these documents,  please call us at
1-800-625-5759 or if your shares are held through a financial institution please contact them directly.  We will begin sending you individual  copies thirty days after receiving your request.

Frequent Trading Policy

Frequent  or  short-term  trading  into and out of the  Fund  can  have  adverse consequences  for the Fund  and  shareholders  who use the  Fund as a  long-term investment  vehicle.  Such trading in significant amounts can disrupt the Fund's investment  strategies (e.g., by requiring it to sell investments at inopportune
times  or  maintain   excessive   short-term   or  cash   positions  to  support
redemptions), dilute the interests of other shareholders, increase brokerage and administrative  costs  and  affect  the  timing  and  amount  of  taxable  gains distributed  by the Fund.  Investors  engaged in such  trading  may also seek to profit by  anticipating  changes  in the Fund's NAV in advance of the time as of which NAV is calculated.

&ltR&gt
The Fund's Board has approved  policies and  procedures  intended to  discourage excessive  frequent or  short-term  trading of the Fund's  Shares.  As described above, the Fund imposes a 1.00% fee on redemptions of Fund Shares made within 30 days of the date of purchase.  The Fund also monitors  trading in Fund Shares in an effort to identify disruptive trading activity.

In  addition,   each  agreement  among  the  Fund,  its  distributor,   Eligible
Institution and Financial Intermediary will contain  representations  concerning the Eligible Institution's and Financial  Intermediary's policies and procedures to monitor, deter and report instances of market timing.
&lt/R&gt

                                                                              33

No matter how the Fund  defines its limits on frequent  trading of Fund  Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have  adverse  effects  on  the  management  of the  Fund's  portfolio  and  its performance.

The Fund's  objective is that its redemption fees and restrictions on short-term trading  should apply to all  shareholders,  regardless of the number or type of
accounts  in  which  shares  are  held.  However,   the  Fund  anticipates  that
limitations   on  its   ability  to  identify   trading   activity  to  specific
shareholders, including where shares are held through an Eligible Institution or a Financial  Intermediary in multiple or omnibus accounts,  will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and  redemptions or exchanges that a shareholder is engaged in  excessive  trading  that is or could be  detrimental  to the Fund and  other shareholders and may preclude the shareholder  from making further  purchases or exchanges of Fund Shares.

34

Portfolio Holdings Information

&ltR&gt
The Board of Trustees receives periodic reports from BBH concerning arrangements involving the disclosure of portfolio securities.
&lt/R&gt

Information  concerning  the Fund's  portfolio  holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains  posted until replaced by the  information  for the  succeeding  month.  Monthly  portfolio  holdings  information  will  remain available and be updated on a continuous basis.

The Fund does not disclose nonpublic information about its holdings to any third party  (other  than  its  services  providers  and  authorized  governmental  or regulatory personnel).

You may also access from the "Online  Literature/Holdings Report" section of the website,  portfolio  information  as of the  end of each  of the  Fund's  fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

                                                                              35

MORE  INFORMATION  ON THE FUNDS IS AVAILABLE  FREE UPON  REQUEST,  INCLUDING THE
FOLLOWING:

Annual/Semi-Annual Report

&ltR&gt
The Fund's  Annual  and  Semi-Annual  Shareholder  reports  describe  the Fund's performance  and list portfolio  holdings.  The Fund's Annual Report  contains a letter from the Fund's Investment  Adviser  discussing recent market conditions, economic  trends and Fund  strategies  that  significantly  affected  the Fund's performance during its last fiscal year.
&lt/R&gt

Statement of Additional Information (SAI)

The SAI provides more details about the Fund and its policies and information on the Fund's non-principal  investment  strategies.  A current SAI is on file with the SEC and is  incorporated  by reference (is legally  considered  part of this prospectus).

&ltR&gt
To obtain the SAI,  Annual  Report,  Semi-Annual  Report  and other  information without charge or make shareholder inquiries:
&lt/R&gt

By telephone:                       Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:

                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:

&ltR&gt
Certain Fund documents,  including a recent  statement of Fund holdings,  can be viewed online or downloaded from:
&lt/R&gt

                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC
                                    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington,  DC or by sending your request and a duplicating fee to the SEC's
Public  Reference  Section,  Washington,  DC  20549-0102.   Information  on  the
operations   of  the  Public   Reference   Room  may  be   obtained  by  calling
1-202-942-8090.  Additionally,  this  information  is  available  on  the  EDGAR database  at the  SEC's  internet  site  at  http://www.sec.gov.  A copy  may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov.

                                     BROWN [LOGO]
                                     BROTHERS
                                     HARRIMAN

SEC file number: 811-21829

STATEMENT OF ADDITIONAL INFORMATION

BBH BROAD MARKET FUND
CLASS N SHARES
CLASS I SHARES

140 Broadway, New York, New York 10005

February 28, 2009
&ltR&gt

BBH Broad Market Fund (the “Fund”) is a separate diversified series of BBH Trust. The Fund currently offers two classes of shares designated as Class N shares and Class I shares.

This Statement of Additional Information (“SAI”) is not a Prospectus and provides new and additional information beyond that contained in the Prospectus.  This SAI should be read in conjunction with the Fund’s Prospectus dated February 28, 2009, as supplemented from time to time. The Fund’s Annual Report dated October 31, 2008 is incorporated by reference. Obtain the Fund’s Prospectus and Annual Report without charge by calling 1-800-625-5759.

OVERVIEW

BBH Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a Delaware statutory trust organized on October 28, 2005.

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”). BBH provides investment advice to registered mutual funds through a separately identifiable department (the “SID” or the “Investment Adviser”). The SID is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940. BBH provides administrative services to each series of the Trust.

The Fund's investment objective is to provide maximum total return, consistent with the preservation of capital and prudent investment management.  There can be no assurance that the investment objective of the Fund will be achieved.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc., (the “Predecessor Fund”) The Fund has the same investment objective and policies as its predecessor.

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                                                                     Page

Investments                                                          1
         Investment Objective and Policies                           1
         Investment Restrictions                                     32

Management                                                           34
         Board of Trustees                                           39
         Code of Ethics                                              41
         Voting Proxies on Fund Portfolio Securities                 41
         Portfolio Holdings Information                              42
         Investment Advisory and Administrative Services             42
         Distributor                                                 45
         Financial Intermediaries                                    45
         Eligible Institutions                                       46
         Custodian, Transfer and Dividend Disbursing Agent           47
         Independent Registered Public Accounting Firm               47

Net Asset Value                                                      47
Computation of Performance                                           48
Purchases and Redemptions                                            50
Federal Taxes                                                        51
Description of Shares                                                55
Portfolio Brokerage Transactions                                     56
Additional Information                                               59
Financial Statements                                                 59
Appendix 1 - Description of Ratings                                  60
Appendix 2 - Listing of Service Providers                            69

INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Fund’s Prospectus concerning the investment objective, policies and techniques of the Fund.

Debt Securities

Corporate Debt Securities

The Fund’s investment in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers is limited to corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities and including corporate income-producing securities which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Investment Adviser's opinion, comparable in quality to corporate debt securities in which the Fund may invest.

Corporate income-producing securities may include forms of preferred or preference stock.  The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.  Debt securities may be acquired with warrants attached.

Debt Securities Rating Criteria

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other nationally recognized securities rating organizations at the time of purchase (or, if unrated, a security that would,  in the opinion of the Investment Adviser, be investment grade if rated by a nationally recognized rating organization).  Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal.  If the rating of an investment grade debt security changes to below medium investment grade, the Investment Adviser will consider if any action is appropriate in light of the Fund's investment objective and policies.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other nationally recognized securities rating organizations.  See the Appendix for a description of rating categories.  An investment grade security is one rated investment grade at the time of purchase, by either Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch IBCA or Duff & Phelps Credit Rating Co.  In the event that a security is downgraded below investment grade, the Investment Adviser may use his or her expertise and judgment to evaluate when and if to sell the below investment grade security.

Collateralized Bond Obligations

A Collateralized Bond Obligation (CBO) is a trust typically consisting of corporate bonds (both US & foreign).  CBO'S consist of a portfolio of many underlying securities where the cashflows from the securitization are derived from this portfolio.  The cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield.  The riskiest portion is the "Equity" tranche which bears the bulk of defaults from the bonds in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults a senior tranche from a CBO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO securities as a class.

Collateralized Loan Obligations

A Collateralized Loan Obligation (CLO) is a trust typically consisting of loans made to issuers (both US and foreign).  CLO'S consist of a portfolio of many underlying loans where the cashflows from the securitization are derived from this portfolio of loans. The cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "Equity" tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Convertible Securities

A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities.  Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions.  The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset.  However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.  In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective.  The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including first and second mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.  See "Mortgage Pass-Through Securities." The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities.  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through."  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase in the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association (“GNMA”).  GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").  FNMA is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.  FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders.  FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.  The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Adviser determines that the securities meet the Fund’s quality standards.  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under "Investment Restrictions,"  by virtue of the exclusion from that test available to all U.S. Government securities.  In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries.  The assets underlying such securities may be represented by a portfolio of first lien residential mortgage (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC.  Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related  securities  whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs).  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security.  CMOs are similar to both a bond and a pass-through security, as interest and prepaid principal is paid, in most cases, on a monthly basis.  Although CMOs, like bonds, may be collateralized by whole mortgage loans, CMOs, like pass-through securities, are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underling pool of mortgages according to how quickly the loans are repaid.  Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds").  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral").  The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest.  Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off.  When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities.  Other mortgage-related securities include  securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS").  Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals.  CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets  underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.  In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities.  See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers.  The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets.  Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question.  In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act").  CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

The mortgage derivatives that the Fund may invest in include interests in collateralized mortgage obligations and stripped mortgage-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund’s limitations on investment in illiquid securities.

Other Asset-Backed Securities

Consistent with the Fund’s investment objectives and policies, the Investment Adviser also may invest in other types of asset-backed securities.  An asset-backed security is typically a trust consisting of consumer or commercial loans. Similar to a bond, interest and principal is paid, in most cases, on a monthly basis.  Asset-backed securities may be collateralized by, but not limited to, credit card loans, automobile loans, home equity loans and manufactured housing and airplane leases.  Asset-backed securities are typically structured into multiple classes each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are securities that are structured to provide protection against inflation. Such securities are commonly referred to as Inflation-Indexed Securities or IIS. Unlike traditional notes and bonds, which pay a stated rate of interest in dollars and are redeemed at their par amounts, IIS have regular adjustments to their interest payments and redemption value to compensate for the loss of purchasing power from inflation.

Variable and Floating Rate Instruments

The Fund may invest in variable rate and floating rate instruments.  These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value.  These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.  In calculating the maturity of a variable rate or floating rate instrument for the Fund, the date of the next interest rate reset is used.

Zero Coupon Bonds

The Fund may invest in zero coupon bonds.  These are securities issued at a discount from their face value that pay all interest and principal upon maturity.  The difference between the purchase price and par is a specific compounded interest rate for the investor.  In calculating the daily income of the Fund, a portion of the difference between a zero coupon bond's purchase price and its face value is taken into account as income.

Deferred Interest Bonds

A deferred interest bond is a bond such as a zero-coupon bond that does not pay interest until a later date.  Prices for deferred interest bonds are less stable than for a current coupon bond.

PIK (Payment-In-Kind) Securities

Bonds or preferred stock whose dividends are in the form of additional bonds or preferred stock.

Municipal Obligations

The Fund may purchase municipal obligations when the Investment Adviser believes that they offer favorable rates of income or capital gain potential when compared to a taxable investment.  The term "municipal obligations" generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes.  In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues.  The Fund's distributions of any interest it earns on municipal obligations will be taxable to shareholders as ordinary income.

The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest.  Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.  Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties.  Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality.  There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.

Event-linked bonds

Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon.  They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities.  If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest.  For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses.  Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred.  In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument.  As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop.  See "Illiquid Securities" below.  Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.  Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Short-Term Investments

Although it is intended that the assets of the Fund stay invested in the securities described above and in the Fund’s Prospectus to the extent practical in light of the Fund's investment objective and long-term investment perspective, the Fund’s assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities,  authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's or Standard & Poor's, or if unrated are of comparable quality in the opinion of the Investment  Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers' acceptances; and (v) repurchase agreements. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time the Fund's assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser.  The assets of the Fund may be invested in non-U.S. dollar denominated and U.S. dollar denominated short-term instruments, including U.S. dollar denominated repurchase agreements.  Cash is held for the Fund in demand deposit accounts with the Fund’s custodian bank.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis.  For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place.

At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund's net asset value (NAV). At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. To facilitate such acquisitions, a segregated account with BBH (the Custodian) is maintained for the Fund with liquid assets in an amount at least equal to such commitments.  Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments.  On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.  When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Derivative Instruments

In pursuing their investment objectives, the Fund may purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("futures options") as part of their overall investment strategies.  The Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.  The Fund also may enter into swap agreements with respect to interest rates, inflation, credit default and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.  The Fund may invest in structured securities which may be issued by a trust. If other types of financial instruments, including other types of options, swaps, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Trust's Board of Trustees (the “Board”) determine that their use is consistent with the Fund's investment objective.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Investment Adviser to forecast interest rates and other economic factors correctly.  If the Investment Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

No assurance can be given that any strategy described below, if used by the Fund, will succeed.  If the Investment Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments.  While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related  investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives  positions.  In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options on Securities and Indexes

The Fund may, to the extent specified herein, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or domestic over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Fund will write call options and put options only if they are "covered."  In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute  and immediate right to acquire that security without additional cash  consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, in such amount are segregated by its Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its Custodian assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index.  A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board.  A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration).  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold.  Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.  The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realizes a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit.  The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes

There are several risks associated with transactions in options on securities and on indexes.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise  price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related  security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option.  If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options on Foreign Currencies

The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.  Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts

The Fund may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon.  An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments  and foreign currencies, including:  U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar  certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the  French  franc; the Swiss franc; the Mexican peso; and certain multinational  currencies, such as the euro.  It is expected that other futures contracts will be developed and traded in the future.

The Fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities and indexes (discussed above).  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

The Fund intends to comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Fund would avoid being deemed a "commodity pool" or a "commodity pool operator.”  The Fund may use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase.  The Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates.  Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.  The Fund may also use futures to obtain market exposure to certain market or market segments.

The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its Custodian (or eligible broker, if legally permitted) a specified amount of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board ("initial margin").  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Margin requirements on foreign exchanges may be different than U.S. exchanges.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  The Fund expects to earn interest income on its initial margin deposits.  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.  This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net NAV, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying  securities, generally these obligations are closed out prior to delivery by offsetting  purchases or sales of matching  futures  contracts (same exchange, underlying security or index, and delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs must also be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract.  A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Other Considerations

When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board that are equal to the market value of the instruments underlying the contract.  Alternatively, the Fund may "cover"  its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially  similar to that of the index on which the futures contract is based), or by holding a call  option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on  deposit.  Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund's portfolio of securities.  Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio of securities such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts.  See "Federal Taxes."

Risks Associated with Futures and Futures Options

There are several risks associated with the use of futures contracts and futures options.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  When used as a hedging technique, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio of securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted.  Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets.  The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Reset Options

Typically, a call option or warrant whose strike price may be reset to a lower strike or a put whose strike price may be reset to a higher strike at some point during the life of the instrument if the option is out of the money on the reset date.  There may be a limit to the magnitude of the strike price adjustment and the reset may be triggered by a specific price on the underlying rather than set on a specific reset date.

"Yield Curve" Options

Yield curve options allow buyers to protect themselves from adverse movements in the yield curve.  Yield curve options are often based on the difference in the yields of bonds of different maturities.

Additional Risks of Trading Options

Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities.  The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic  factors, (ii) lesser availability than in the United States of  data on which to make trading decisions, (iii) delays in a  Fund's ability to act upon economic events occurring in foreign  markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the  United  States, and (v) lesser trading volume.

Swap Agreements

The Fund may enter into interest rate, inflation, index, credit default and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements.  These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.  Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.  Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make  payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given  minimum or maximum levels.

Credit default swap agreements specifies that one party pays a fixed periodic coupon for the life of the agreement to another party.  The other party makes no payment unless a credit event, relating to a predetermined security, occurs.  If such an event occurs, the party will make a payment to the other party and the swap will be terminated.  The size of the payment is usually linked to the decline in such security’s market value following the occurrence of the credit event.  The Fund may use credit default swaps to either gain exposure or to hedge its exposure to issuer credit risk.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis."  Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").  The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio of securities.  Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund’s investment restriction concerning senior securities.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this  exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity,  broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million.  In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.  Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations.  The Policy Statement applies to swap transactions settled  in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Options on Swaps

The Fund may enter into options contracts on interest rate swaps, commonly referred to as swaptions. The buyer of a swaption has the right to enter into an interest rate swap agreement by some specified date in the future.  The swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer.  The writer of the swaption becomes the counterparty if the buyer exercises.

Structured Securities

The Fund may invest in structured securities.  Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.  To the extent the Fund invests in these securities, however, the Investment Adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio of securities in an effort to monitor the Fund's interest rate risk.

Foreign Investments

The Fund may invest its assets in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

Investment in sovereign debt can involve a high degree of risk.  The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A  governmental entity's willingness or ability to repay  principal  and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability  of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a  whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt.  The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the  cancellation  of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's  ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may default on their sovereign debt.  Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities.  There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income.  This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Emerging Market Securities

The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.  A security is economically tied to an emerging market country if it is, principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country.  The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets.  However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.  In making investments in emerging market securities, the Fund emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth.  The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.  Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal system. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investments, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

Foreign Currency Transactions

The Fund may engage in foreign currency transactions.  These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market.  The Fund also has authority to enter into forward foreign currency exchange contracts involving currencies of  the different countries  in which the fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies.  Hedging of the portfolio is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies.  There is no guarantee that the Fund will be engaged in hedging activities when adverse exchange rate movements occur. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Such transactions also limit the opportunity for gain if the value of the hedged currency should rise.  Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing.  Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The Fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise  matching of the forward  contract amounts and the value of the securities  involved will not generally be possible  because the future value of such  securities in foreign  currencies  will change as a consequence  of market movements  in the  value  of those  securities  between  the  date on which  the contract is entered  into and the date it matures.  Using  forward  contracts to protect the value of the Fund's  securities  against a decline in the value of a currency  does  not  eliminate  fluctuations  in the underlying  prices  of the securities.  It simply establishes a rate of exchange which the Fund can achieve at some future point in time.  The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the Fund's foreign assets.

While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions.  Moreover, there may be imperfect correlation between the Fund's holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund.  Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange.  Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

If the Fund enters into a forward contract to purchase foreign currency, the Custodian or the Investment Adviser will segregate liquid assets.

Forward Exchange Contracts

Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

While the Fund may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain.  Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.  The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.  The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

The Investment Adviser, on behalf of the Fund, enters into forward foreign exchange contracts in order to protect the dollar value of all investments denominated in foreign currencies.  The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

The Fund's recognition of gain or loss due to foreign currency exchange rates may be treated differently for federal income tax purposes.  This difference may require the Fund to make a distribution in excess of its book income to qualify as a registered investment company for federal income tax purposes.

Equity Investments

Equity investments may or may not pay dividends and may or may not carry voting rights.  Common stock occupies the most junior position in a company's capital structure.  Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company's capital structure.  In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders.  In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Borrowings and Dollar Roll Transactions

The Fund may borrow for temporary administrative purposes. This borrowing may be unsecured.  Provisions  of the 1940 Act require the Fund to maintain continuous  asset coverage (that is, total assets  including  borrowings,  less liabilities exclusive of  borrowings) of 300% of the amount  borrowed,  with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary  administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio of securities.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions.  A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price.  Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.  The Fund typically will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust's Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements.  However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of the Fund's total assets.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain   respects.  In a "dollar roll" transaction the Fund  sells a mortgage-related security, such as a security issued by the GNMA, to a dealer and simultaneously agrees to repurchase  a similar security (but not the same  security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash.  Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Fund generally must: (1) be collateralized by the same types  of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated  maturity; (4) have identical net coupon rates; (5) have similar  market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

The Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal t the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings.  Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Fund's overall limitations on investments in illiquid securities.  The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks". A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security.  The Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

&ltR&gt

Repurchase Agreements

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.

Repurchase agreements are considered by the Staff of the SEC to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability dispose of the underlying securities. If the lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest.  If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances.  A repurchase  agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

Collateral for repurchase agreements may be held by a custodian other than BBH.

&lt/R&gt

Reverse Repurchase Agreements

Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations.  This is an agreement in which the Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund.  Proceeds of borrowings under reverse repurchase agreements are invested for the Fund. This technique involves the speculative factor known as leverage.  If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline.  Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement.  A reverse repurchase agreement may not be entered  into for the Fund if, as a result, more than  one-third of the market value of the Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, would be engaged in reverse repurchase agreements.  In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund's obligations created by reverse repurchase agreements will be reduced within three days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission may prescribe, to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of the Fund's assets, as defined above.  A segregated account with the Custodian is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund's purchase obligations under its reverse repurchase agreements.  Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

Loans Participations and Assignments and Other Direct Indebtedness

The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases loan participations, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Fund may purchase loan participations in commercial loans. Such indebtedness may be secured or unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The participation interests in whom the Fund intends to invest may not be rated by any NRSRO.

A loan is often administered by an agent bank acting as agent for all holders.  The agent bank administers the terms of the loan, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's NAV could be adversely affected.  Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal.  However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments.  Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed.  Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions").  For purposes of these limits, the Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, (if the Fund does not have a direct debtor-creditor relationship with the corporate borrower), Securities and Exchange Commission ("SEC") interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer.  Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale.  In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's NAV than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid.  As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.  In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments.  Investments in loan participations are considered to be debt obligations for purposes of the Fund’s investment restriction relating to the lending of funds or assets by the Fund.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.  In the absence of definitive regulatory guidance, the Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by Investment Adviser in accordance with procedures established by the Board in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Rule 144A Securities

The Investment Adviser may, on behalf of the Fund, purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities).  A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security.  Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser.  All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests,  fixed time deposits which are not subject to prepayment or provide for withdrawal  penalties upon  prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain  commercial paper that the Investment Adviser has determined to be liquid under procedures approved by the Trust's Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.  Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Investment Company Securities

Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

INVESTMENT RESTRICTIONS

The Fund operates under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund, as the case may be (see "Additional Information").

The Fund may not:

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.  For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940, any rule or order thereunder, or any SEC staff interpretation thereof.  Futures and options contracts, tax-exempt government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund’s Investment Adviser.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short
The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

Restricted Securities
The Fund will not purchase securities that are restricted at the time of purchase, except that the Funds may purchase Rule 144A securities.

Interest Only, Principal Only and Inverse Floaters
The Fund will not invest more than 5% of the assets of the Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

For purposes of the above limitations:

 •

the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items and “bank instruments”;

 •

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

MANAGEMENT

&ltR&gt

Information pertaining to the Trustees and executive officers of the Trust is set forth below.  All of the Trustees are not “interested persons” of the Trust as defined by the 1940 Act. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

 Name and Birth Date
Position(s) Held with Trust
Term of Office# and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Funds in Fund Complex Overseen by Trustee^
Other Director-ships Held by Trustee

 Joseph V. Shields Jr.     Birth Date: March 17, 1938
Chairman of the Board and Trustee
Since 2007
Managing Director, Chairman and Chief Executive Officer of Shields & Company (member of New York Stock Exchange); Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flower Foods, Inc. (New York Stock Exchange listed company).
5
None

 David P. Feldman     Birth Date: November 16, 1939
Trustee
Since 2007
Director of Jeffrey Co. (1992 to present); Director of QMED (1999 to May 2007).
5
Director of Dreyfus Mutual Funds (59 Funds)

 Alan G. Lowy     Birth Date: April 17, 1939
Trustee
Since 2007
Private Investor.
5
None

 Arthur D. Miltenberger     Birth Date: November 8, 1938
Trustee
Since 2007
Retired.
5
None

 Samuel F. Pryor, IV     Birth Date: June 12, 1955
Trustee
Since 2007
Private Investor.
5
None

 H. Whitney Wagner  Birth Date: March 3, 1956
Trustee
Since 2007
President, Clear Brook Advisors, a registered investment advisor.
5
None

 Officers

 John A. Gehret     Birth Date:  April 11, 1959     140 Broadway  New York, NY 10005
President and Principal Executive Officer
Since 2008
President and Principal Executive Officer of the Trust; He joined Brown Brothers Harriman & Co. (“BBH”) in 1981 and has been a Partner of the firm since 1998.
N/A
N/A

 Charles H. Schreiber     Birth Date: December 10, 1957     140 Broadway  New York, NY 10005
Treasurer, Principal Financial Officer, Anti-Money Laundering Officer
Since 2007
Treasurer, Principal Financial Officer and Anti-Money Laundering Officer of the Trust; Senior Vice President of BBH since September 2001; Joined BBH in 1999.
N/A
N/A

 Mark B. Nixon     Birth Date:  January 14, 1963  140 Broadway  New York, NY 10005
Assistant Secretary, Assistant Treasurer
Since 2007

Assistant Secretary and Assistant Treasurer of the Trust, Vice President of BBH (since October 2006), Accounting Manager, Reserve Funds (August 2005-September 2006) Assistant Controller, Reserve Funds (February 2005-August 2005), Private Consultant (December 2001-February 2005).

N/A
N/A

 Beth Haddock     Birth Date: December 10, 1965     140 Broadway  New York, NY 10005
Chief Compliance Officer
Since 2007

Chief Compliance Officer of the Trust (September 2007 – present); Chief Compliance Officer for the FINRA/NYSE and SEC compliance programs and Associate Compliance Director for the global compliance program (April 2005 – present); Deputy General Counsel of AXA Advisors/AXA Financial (November 1997 – April 2005).

N/A
N/A

 Sue M. Rim-An  Birth Date: September 10, 1970  140 Broadway  New York, NY 1005
Anti-Money Laundering Officer
Since 2008

Anti-Money Laundering Officer, Vice President of BBH (September 2007-present); AML Officer at UBS Investment Bank (April 2006 – August 2007); AML Officer & Vice President in Private Client Services at Bear Stearns & Co (June 1992 – April 2006)

N/A
N/A

 Gail C. Jones     Birth Date: October 26, 1953     1001 Liberty Avenue Pittsburgh, PA 15222-3779
Secretary
Since 2007

Secretary of the Trust; Counsel, ReedSmith, LLP (since October 2002); Corporate Counsel (January 1997 to September 2002) and Vice President (January 1999 to September 2002) of Federated Services Company.

N/A
N/A

 George M. Polatas     Birth Date:  March 3, 1962     1001 Liberty Avenue, Pittsburgh, PA 15222-3779
Vice President
Since 2008
Vice President of the Trust (since June 2008); Assistant Vice President of Federated Services Company; Vice President of various funds distributed by Edgewood Services, Inc.(January 1997 to present)
N/A
N/A

 Theodore J. Boudria  Birth Date: June 26, 1968  70 Franklin Street  Boston, MA 02110
Assistant Treasurer
Since 2008
Assistant Treasurer of the Trust; Vice President (Since 2003); Assistant Vice President (since September 2000); Joined BBH & Co. in 1995.
N/A
N/A

 #

Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust.  All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^      The Fund Complex consists of the Trust, which has five series and each is counted as one "Fund" for purposes of this table.

BOARD OF TRUSTEES

The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust.  The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements.  At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies.  The Trustees are assisted in this process by independent legal counsel.

The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accountant for the Fund and review the Fund’s financial reporting processes, compliance policies, procedures and the Trust’s overall system of internal controls

Mr. Shields and Mr. Feldman serve on a Valuation Committee for the Funds that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/08

 Name of Trustee
Dollar Range of Equity Securities in the Fund
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust

 Joseph V. Shields, Jr.
None
None

 David P. Feldman
None
$10,001 - $50,000

 Alan G. Lowy
None
None

 Arthur D. Miltenberger
None
Over $100,000

 Samuel F. Pryor, IV
None
None

 H. Whitney Wagner
None
$50,001 - $100,000

As of January 31, 2009 the Fund’s Board and Officers as a group owned less than 1% of each Class of the Fund’s outstanding Shares.

As of January 31, 2009, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class I Shares of the Fund:

National Financial Services LLC, New York, New York, owned approximately 9,340,815 shares (91.15%), and Louis Calder Foundation, New Canaan, Connecticut, owned approximately 907,209 shares (8.85%).

As of January 31, 2009, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class N Shares of the Fund: National Financial Services LLC, New York, New York, owned approximately 16,688,227 shares (96.98%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

National Financial Services LLC is organized in the state of Delaware and is a subsidiary of FMR Corporation organized in the state of Massachusetts.

COMPENSATION

Each member of the Board receives a base annual fee of $50,000 and such base annual fee is allocated among all series of the Trust, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Calendar Year Ended 12/31/08

 Name of Person, Position
Aggregate Compensation from Fund
Pension or Retirement Benefits Accrued as Part of Fund Expenses
Estimated Annual Benefits upon Retirement
Total Compensation from Fund Complex* paid to Trustee

 Joseph V. Shields, Jr., Trustee
$4,625
None
None
$62,500

 David P. Feldman, Trustee
$3,603
None
None
$50,000

 Alan G. Lowy, Trustee
$3,603
None
None
$50,000

 Arthur D. Miltenberger, Trustee
$4,421
None
None
$60,000

 Samuel F. Pryor, IV, Trustee
$3,603
None
None
$50,000

 H. Whitney Wagner, Trustee
$3,603
None
None
$50,000

*The Fund Complex consists of the Trust, which has five series and each is counted as one "Fund" for purposes of this table.

&lt/R&gt

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Funds.

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund.  However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Funds.  Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.  The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

&ltR&gt

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedure

The Board of Trustees to the Fund has delegated the responsibility to vote proxies on the securities held in the Fund’s portfolio to the Investment Adviser, also referred to herein as the SID.  In order to mitigate any potential conflict of interest, the SID (through BBH) has retained an independent third party proxy agent (“Proxy Agent”) to recommend how to vote a Fund’s proxy. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Fund clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion.  The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders.  Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, Investors in the Fund may request a copy of the Proxy Voting Policy and Procedures by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-625-5759.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available upon request and without charge by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-625-5759 or by going to http://www.SEC.gov.

Portfolio Holdings Information

Information concerning the Fund’s portfolio holdings is available on the BBH website at www.bbhfunds.com.  The Board receives periodic reports from BBH, through the SID, about arrangements involving the disclosure of portfolio securities.

A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the “Online Literature/Holdings Report” section of the website portfolio information as of the end of each of the Funds’ fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
Under a combined Investment Advisory and Administrative Services Agreement (the “Agreement”) with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Fund, BBH through members of its SID, provides investment advice and portfolio management to the Fund. BBH also provides administrative services to the Fund.

Investment Advisory Services

It is the responsibility of BBH, through the SID, to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

The Agreement between BBH and the Fund is dated February 1, 2007 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Fund's Trustees, and (ii) by a vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of the Fund ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such  approval.  The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Fund, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to BBH and by BBH on 90 days' written notice to the Fund. (See "Additional Information".)

The combined investment advisory and administrative services fee paid to BBH is calculated daily and paid monthly at an annual rate equal to 0.30% of the Fund's average daily net assets.  For the fiscal years ended October 31, 2008, 2007, and 2006, the Fund incurred $909,792, $780,503, and $748,066, respectively. Compensation shown for services rendered prior to June 12, 2007 (i.e. on behalf of the Predecessor Fund) was paid under a separate agreement that covered only advisory fees.

The investment advisory services of BBH, through its SID, to the Fund are not exclusive under the terms of the Agreement.  BBH, through its SID is free to and does render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and BBH dated December 11, 2006, the Trust, including each series thereof, may use "Brown Brothers Harriman" in their names. The license agreement may be terminated by BBH at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and BBH. Termination of the license agreement would require the Trust to change its name and the names of the Funds to eliminate all references to Brown Brothers Harriman.

Administrative Services
BBH has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust, BBH administers all aspects of the Trust's operations subject to the supervision of the Board of Trustees except as set forth above under "Investment Adviser" and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust ; (ii) oversees the performance of administrative and professional services to the Trust  by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and the Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the SEC.

For the fiscal years ended October 31, 2008, 2007, and 2006, the Fund incurred $303,264, $260,168, and $247,628, respectively, for administrative services. Compensation shown for services rendered prior to June 12, 2007 (i.e. on behalf of the Predecessor Fund) was paid under a separate agreement that covered only administrative services.

Pursuant to a separate Sub-administrative Services Agreements between BBH, as the Administrator, and Federated Services Company ("Federated" or the “Sub-administrator”), the Sub-administrator performs such sub-administrative duties for the Fund as are from time to time agreed upon by BBH, as Administrator, and the Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices BBH are located at 140 Broadway, New York, New York 10005. The Sub-administrator's duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund , participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by BBH as set forth above (see "Administrator"). For performing such sub-administrative services, the Sub-administrator receives such compensation from BBH as is from time to time agreed to between BBH and the Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to BBH by the Fund, respectively.

PORTFOLIO MANAGER INFORMATION

Mr. James J. Evans is the portfolio manager for the Fund. Portfolio Manager information is provided as of the end of the Fund’s most recently completed fiscal year.

     Other Accounts Managed by  James J. Evans

Total Number of Other Accounts Managed/ Total Assets

  Registered Investment Companies

None

  Other Pooled Investment Vehicles

None

  Other Accounts

16 accounts / $5 billion

Dollar value range of shares owned in the Funds: None.

Compensation Structure

Mr. Evans is paid a fixed base salary and variable incentives based on his performance and the overall profitability of Brown Brothers Harriman.  Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually.  The variable incentives are paid annually after the close of calendar year and are composed of two parts.  The potentially largest incentive payment is a performance bonus, which is paid in cash and based on multiple performance criteria using a Balanced Scorecard methodology.  The second incentive is participation in a profit sharing plan that allows all employees to share in the success of the Advisor in meeting its profit objectives.  This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time.
The most important criterion for establishing Mr. Evans’ performance bonus are the performance of portfolios under his management and his contribution to the Advisor’s Fixed Income Policy Group’s strategy/policy formulation process—including his effective and consistent implementation of those strategies and policies across all accounts with similar investment objectives and guidelines.  Mr. Evans’ contribution to this process is assessed by the investment leadership overseeing the Fixed Income Policy Group, particularly Mr. Schoenfeld and Mr. Steier.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).
The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the Advisor’s Fixed Income Credit Committee, and compliance with the Advisor’s Code of Ethics.  Finally, the Advisor has structured the portfolio managers’ compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

DISTRIBUTOR

Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Funds’ shares. Its offices are located at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561. The  Distributor's Contract dated as of February 1, 2007 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on December 12, 2005. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Fund, at any time, without penalty, by the Board of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

BBH serves as the shareholder servicing agent for the Trust. Services to be performed by BBH with respect to the Fund’s Class N shares, include among other things: answering inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request.  For these services, BBH receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with an eligible institution.

&lt/R&gt

FINANCIAL INTERMEDIARIES

From time to time, the Fund and/or its Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer.  Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Fund; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Fund to its customers; and receives, tabulates and transmits to the Fund proxies executed by its customers with respect to meetings of Class N shareholders of the Fund.  A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares.  Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee.  The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order.  For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS

The Fund enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Fund with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Fund; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Fund to its customers; and receives, tabulates and transmits to the Fund proxies executed by its customers with respect to meetings of shareholders of the Fund.  For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

The Fund’s organizational documents provide that, at any meeting of shareholders of the Fund, each eligible institution may vote any Shares as to which that eligible institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that eligible institution is the agent of record. Any shares so voted by an eligible institution will be deemed to be represented at the meeting for purposes of quorum requirements.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

BBH (the "Custodian"), 140 Broadway, New York, New York 10005, is the Custodian for the Fund.  As Custodian for the Fund, it is responsible for maintaining books and records of the Fund’s portfolio transactions and holding the Fund’s portfolio securities and cash pursuant to a custodian agreement with the Trust.  Cash is held for the Fund in demand deposit accounts at the Custodian.  Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.

Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund.  The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund’s shares.

&ltR&gt

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, serves as the independent registered public accounting firm for the Fund. Deloitte & Touche LLP’s principal address is 200 Berkeley Street, Boston, Massachusetts, 02116.

&lt/R&gt

NET ASSET VALUE

The NAV of the Fund's shares is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas and on the preceding Friday or subsequent Monday when one of those holidays fall on Saturday or Sunday.) The  determination of NAV per share is normally made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is normally determined at the same time and on the same days as the NAV per share of the Fund is determined.

The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the readily available closing bid price on such Exchange. Unlisted securities are valued at the quoted bid price in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board.  In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques  which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Trustees.  Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust's Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded  closes and the time when the Fund's NAV is  calculated, such securities would be valued at fair value in accordance with procedures  established by and under the general supervision of the Trust's Trustees.  A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

COMPUTATION OF PERFORMANCE

The average annual total rate of return of the Fund is calculated  for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the  period of shares purchased with a $1,000  payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares  purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate  NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

The following table sets forth average annual total return information for the Fund’s Class N shares and Class I shares for the periods ended December 31, 2008:

&ltR&gt

1 Year

5 Years

Start of Performance on July 20, 2000

  Class N

  Total Return

  Before Taxes

4.25%

3.60%

5.53%

  After Taxes on Distributions

2.56%

1.98%

3.82%

  After Taxes on Distributions   and Sale of Shares

2.73%

2.14%

3.76%

1 Year

5 Years

Start of Performance on December 3, 2002

  Class I

  Total Return

  Before Taxes

4.41%

3.76%

5.70%

Performance prior to June 12, 2007 is that of the Predecessor Fund. The Fund has the same investment objective and policies as its predecessor.

&lt/R&gt

Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed.  Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives.  However, unlike bank deposits or other investments which pay a fixed  yield for a stated period of time, the Fund's total rate of return  fluctuates, and this should be considered  when reviewing performance or making comparisons.  Any "yield" quotation of the Fund consists of an  annualized  historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed.  Actual yields depend on the type, quality and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives.  However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors.  Performance figures are based on historical earnings and are not intended to indicate future performance.  Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as Lehman Aggregate Index or the Salomon Brothers Inflation-Linked Securities) and to investments for which reliable performance data is available.  Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services.  To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis.  The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

Period and average annualized total rates of return may be provided in such communications.  The total rate of return refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period.  Period total rates of return may be annualized.  An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested.  An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

The Fund's yield and effective yield may be used from time to time in shareholder reports or other communications to shareholders or prospective investors.  Both yield figures are based on historical earnings and are not intended to indicate future performance.  The yield of the Fund refers to the projected income generated by an investment in the Fund over a 30-day or one-month period (which period is stated).  This income is then annualized.  The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.  The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

PURCHASES AND REDEMPTIONS

Orders received by a Financial Intermediary or an Eligible Institution will be priced at the NAV next calculated after that Financial Intermediary or Eligible Institution, as an agent of the Fund, receives the request in good order from its clients.

A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the  redemption  proceeds  postponed:  (i) during periods  when the New York Stock  Exchange is closed for other than  weekends or holidays or when regular trading on such Exchange is restricted as determined by the  SEC  by rule or  regulation,  (ii) during periods in which an emergency exists which causes disposal of, or evaluation of, the NAV of the Fund's  portfolio  securities to be  unreasonable  or impracticable,  or (iii) for such other periods as the  SEC may permit.

An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

&ltR&gt

An investor should also be aware that any Fund shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds.  The 30 day holding period shall commence on the next business day following the date of purchase and shall apply to any redemption made on or before the 30th day from that date.

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The value of shares redeemed may be more or less than the shareholder’s cost depending on Fund performance during the period the shareholders owned such shares.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Fund and elect that it be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code").  Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders.  A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Funds intend to meet such requirements.  The Fund is also not required to pay any federal income or excise taxes.  Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.

Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities, foreign currencies or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be represented by investments in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies).  Foreign currency gains that are not directly related to the Fund's business of investing in stock or securities is included in the income that counts toward the 30% gross income requirement described above but may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.  Under the Code, gains or losses  attributable to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss.  Similarly, the Fund's share of gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.  Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Fund's net income may consist of dividends paid by domestic corporations.

Gains or losses on sales of securities are treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put has been acquired or a call has been written thereon.  Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold pursuant to the exercise of a call option written for them, the premium received would be added to the sale price of the securities delivered in determining the amount of gain or loss on the sale.  The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the Fund's ability to write options and engage in transactions involving stock index futures.

Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value.  Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

If shares are purchased by the Fund in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund may be subject to U.S. federal income tax, and an additional charge in the nature of interest, on the Fund's portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders.  If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders, in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

Return of Capital.  Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distribution.  If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

Redemption of Shares.  Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares  have been held for more than one year, and otherwise as short-term capital gain or loss.  However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares.  Additionally, any loss realized on a  redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

Foreign Taxes. The Fund may be subject to foreign withholding taxes and if more than 50% of the value of the Fund's share of the Fund's total assets at the close of any fiscal year consists of stock or securities of foreign corporations, at the election of the Trust any such foreign income taxes paid by the Fund may be treated as paid directly by its shareholders.  The Trust makes such an election only if it deems it to be in the best interest of the Fund's shareholders and notifies shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders.  If the Trust elects to treat foreign income taxes paid from the Fund as paid directly by the Fund's shareholders, the Fund's shareholders would be required to include in income such shareholder's proportionate  share of the amount of foreign income taxes paid by the Fund and would be entitled to claim either a credit or deduction in such amount.  (No deduction is permitted in computing alternative minimum tax liability).  Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes are subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to that shareholder's total foreign source taxable income.  For this purpose, the portion of dividends and capital gains distributions paid from the Fund from its foreign source income is treated as foreign source income.  The Fund's gains and losses from the sale of securities are generally treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise are treated as derived from U.S. sources.  The limitation of the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income.  In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of such shareholder's proportionate share of the foreign income taxes paid from the Fund.  Certain entities, including corporations formed as part of corporate pension or profit-sharing plans and certain charitable and other organizations described in Section 501 (c) of the Internal Revenue Code, as amended, that are generally exempt from federal income taxes may not receive any benefit from the election by the Trust to "pass through" foreign income taxes to the Fund's  shareholders.  In certain circumstances foreign taxes imposed with respect to the Fund's income may not be treated as income taxes imposed on the Fund. Any such taxes would not be included in the Fund's income, would not be eligible to be "passed through" to Fund shareholders, and would not be eligible to be claimed as a foreign tax credit or deduction by Fund shareholders.  In particular, in certain circumstances it may not be clear whether certain amounts of taxes deducted from gross dividends paid to the Fund would, for U.S. federal income tax purposes, be treated as imposed on the issuing corporation rather than the Fund.

Other Taxes.  The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business.  In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws.  Shareholders should consult their own tax advisors with respect to any state or local taxes.

Other Information.  Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year.  Additional tax information is mailed to shareholders in January.

Under U.S. Treasury regulations, the Fund and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings.  Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change.  Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005.  Its offices are located at 140 Broadway, New York, New York 10005; its telephone number is (800) 625-5759.  The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Fund represents an equal proportional interest in the Fund with each other share.  Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for fractional shares.  Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee.  The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote or as may be required by the 1940 Act or as my be permitted by the Declaration of Trust or By-laws. Shareholders  have under  certain  circumstances  (e.g., upon application  and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other  shareholders in connection with  requesting  a meeting of  shareholders  for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders.  Shares have no preemptive or conversion rights.  The rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable by the Trust.  The Trust's Agreement and Declaration of Trust provide that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder.  This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Trust. The By-laws of the Trust provide that the presence in person or by proxy of the holders of record  of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law.  The By-laws further provide that all questions  shall be decided by a majority  of the votes cast at any such  meeting  at which a quorum is present, except as otherwise required by applicable law.

The Trust's Agreement and Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Eligible Institution may vote any shares as to which that Eligible Institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution is the agent of record.  Any shares so voted by an Eligible Institution are deemed represented at the meeting for purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Agreement and Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Trust to establish a multiple class distribution system for the Fund.  Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

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PORTFOLIO BROKERAGE TRANSACTIONS

The securities in which the Fund invests are traded primarily in the over-the-counter markets on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible transactions on behalf of the Fund are entered directly with the issuer or from an underwriter or market maker for the securities involved.  Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between the bid and asked price.  The policy of the Fund regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In effecting securities transactions for the Fund, the Investment Adviser seeks to obtain the best price and execution of orders.  In selecting a broker, the Investment Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

The Fund is managed actively in pursuit of its investment objective.  Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 100% turnover would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year.  For the fiscal year ended October 31, 2008 and 2007, the Fund’s portfolio turnover rate was 185% and 275%, respectively. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tends to increase as the level of portfolio activity increases.

Fund securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as  principals, except to the extent permitted by law. The Trust uses BBH, an "affiliated person" of the Trust, as one of the Fund's principal brokers in the purchase and sale of securities when, in the judgment of the Investment Adviser, that firm will be able to obtain a price and execution at least as favorable as other qualified brokers.  As one of the Funds’ principal brokers, BBH receives brokerage commissions from the Funds. The use of BBH as a broker for the Fund is subject to the provisions of Rule 11a2-2(T) under the Securities Exchange Act of 1934 which permits the Funds to use BBH as a broker provided that certain conditions are met. In addition,  under the 1940 Act, commissions  paid by the Fund to BBH in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission.  The Investment Adviser may direct a portion of the Fund's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay. Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.  BBH acts as one of the principal brokers of the Fund in the purchase  and sale of portfolio  securities when, in the judgment of the Investment Adviser, that  firm is able to obtain a price and execution at least as favorable as other qualified brokers.  As one of the principal brokers of the Fund, BBH receives brokerage commissions from the Fund. On those occasions when BBH deems the purchase or sale of a security to be in the best interests of the Fund as  well as other  customers, BBH to the  extent permitted by  applicable laws and  regulations, may, but is not  obligated to, aggregate  the  securities to be sold or purchased for the Fund with those to be sold or purchased for other  customers in order to obtain  best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the  securities so purchased or sold as well as any expenses incurred in the transaction are made by BBH in the manner it considers to be most equitable and  consistent with its  fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

The Board of Trustees from time to time reviews, among other things, information relating to the commissions charged by BBH to the Funds and to its other customers and information concerning the prevailing level of commissions charged by other qualified brokers.

For the fiscal years ended October 31, 2008, 2007, and 2006 total transactions with a principal value of $4,021,655,600, $6,673,482,274, and $6,392,436,730, respectively, were effected for the Fund, of which transactions with a principal value of $728,802,724, $398,284,374, and $71,384,477 respectively, were effected by BBH.

A portion of the transactions for the Fund are executed through qualified brokers other than BBH.  In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers.  Research services provided by brokers to which BBH has allocated brokerage business in the past include economic  statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts.  Research services furnished by brokers are used for the benefit of all the Investment Adviser's clients and not solely or necessarily for the benefit of the Fund.  The Investment Adviser believes that the value of research services received is not determinable nor does such research significantly reduce its expenses.  The Fund does not reduce the fee paid by the Fund to the Investment Adviser by any amount that might be attributable to the value of such services.

A committee, comprised of officers and partners of BBH who are portfolio managers of some of BBH's managed accounts (the "Managed Accounts"), evaluates no less than annually the nature and quality of the brokerage and research services provided by third-party brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers.  However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

From time-to-time, the Trustees of the Trust review the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained.  If the Fund effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction.  The writing of options by the Fund may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers.  The number of options which the Fund may write may be affected by options written by the Investment Adviser for other investment advisory clients.  An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

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ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Fund’s Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Fund’s Prospectus, this Statement of Additional Information and the Prospectuses do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933.  Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, DC or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov.  A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this Statement of Additional Information and the Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement.  Each such statement is qualified in all respects by such reference.

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FINANCIAL STATEMENTS

The Fund’s Annual Report dated October 31, 2008 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Fund’s Annual Report which also contains performance information of the Fund is available, upon request, without charge to each person receiving this Statement of Additional Information.

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APPENDIX 1 - DESCRIPTION OF RATINGS

The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's, Standard & Poor's, Fitch's, Duff & Phelps or, if unrated, determined by the Investment Adviser to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Investment Adviser.

Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by Standard & Poor's and comparable securities. They are deemed to be predominately speculative with respect to the issuer's ability to repay principal and interest.

Moody's Investors Service - Corporate Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are four rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4:  This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG: This designation denotes speculative quality.  Debt instruments in this category lack margins of protection.

Corporate Bond Ratings
Standard & Poor's Ratings Services - Investment Grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns due to non- credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Fitch Ratings ("Fitch") - Investment Grade

AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Commercial Paper Rating Definitions

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating.  The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's or Fitch by the issuer or obtained from other sources it considers reliable. Standard & Poor's or Fitch does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Duff & Phelps Credit Rating Co.

Long-Term Debt and Preferred Stock Ratings

Rating Scale

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. From time to time, Duff & Phelps Credit Rating Co. places issuers or security classes on Rating Watch. The Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s).

A listing on Rating Watch, however, does not mean a rating change is inevitable. The Rating Watch status can either be resolved quickly or over a longer period of time, depending on the reasons surrounding the placement on Rating Watch. The "up" designation means a rating may be upgraded; the "down" designation means a rating may be downgraded, and the "uncertain" designation means a rating may be raised or lowered.

Ratings of `BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.  Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale. Duff & Phelps Credit Rating claims paying ability ratings of insurance companies use the same scale with minor modification in the definitions (see page vii). Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Definition

AAA

Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+

AA

AA-

High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+

A

A-

Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+

BBB

BBB-

Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+

BB

BB-

Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+

B

B-

Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC

Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD

Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP

Preferred stock with dividend arrearages.

Credit ratings are based on information obtained from sources believed to be accurate and reliable and are not a recommendation to buy, sell or hold a financial obligation. We do not perform an audit in connection with any information received and may rely on unaudited information. Credit ratings may be subject to revision, suspension or withdrawal at any time as necessary due to changes in or unavailability of information or other circumstances.

Appendix 2 – Listing of Service Providers

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Sullivan & Cromwell LLP

Service Providers

Federated Services Company

Edgewood Services, Inc.

ReedSmith LLP

Security Pricing Services

FT Interactive

Reuters, Inc.

Ratings Agencies

IDC

--------------------------------------------------------------------------------
                                    BROWN[Logo]
                                    BROTHERS
                                    HARRIMAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   Prospectus
                                FEBRUARY 28, 2009
--------------------------------------------------------------------------------

                                 BBH CORE SELECT
                                 CLASS N SHARES

These  Securities  Have Not Been Approved Or  Disapproved  By The Securities And
Exchange Commission (SEC) Or Any State Securities Commission, Nor Has The SEC Or
Any State  Securities  Commission  Passed Upon The  Accuracy Or Adequacy Of This
Prospectus. Any Representation To The Contrary Is A Criminal Offense.


&ltR&gt
CONTENTS
--------------------------------------------------------------------------------

                                                                           Page
Investment Objective                                                           3
Principal Investment Strategies                                                3
Principal Risk Factors                                                         6
Fund Performance                                                               8
Fees and Expenses of the Fund                                                 10
Investment Adviser and Fund Administrator                                     11
Shareholder Information                                                       13
Financial Highlights                                                          21
Additional Information                                                        23
&lt/R&gt

2

&ltR&gt
INTRODUCTION
--------------------------------------------------------------------------------

BBH Core Select ("Core Select" or the "Fund") is a separate  series of BBH Trust
("Trust"),  a management  investment  company  registered  under the  Investment
Company Act of 1940,  as amended (the "1940  Act").  The Fund  currently  offers
Class N shares. The Trust is a Delaware statutory trust organized on October 28,
2005.

The  Trust  has a  combined  Investment  Advisory  and  Administrative  Services
Agreement ("Agreement") with Brown Brothers Harriman & Co. ("BBH"). BBH provides investment advice and portfolio  management to registered mutual funds through a separately identifiable department (the "SID" or the "Investment Adviser").  The
SID is registered  with the SEC under the  Investment  Advisers Act of 1940. BBH provides administrative services to each series of the Trust.
&lt/R&gt

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The  investment  objective of the Fund is to provide  investors  with  long-term growth of capital on an after-tax basis.

&ltR&gt
The Fund seeks to generate attractive returns overtime,  but does not attempt to mirror a benchmark or index.
&lt/R&gt

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market  conditions,  the Fund will invest in publicly traded equity securities.  Equity  securities  include  exchange-traded  and  over-the-counter common stocks and preferred  stocks,  debt  securities  convertible

                                                                               3

into equity  securities,  and warrants and rights relating to equity securities.
The Fund invests in equities  issued by domestic and foreign firms both directly and in the  form of  depository  receipts  representing  an  interest  in  these securities.

&ltR&gt
The Investment  Adviser  focuses on investing in  established,  cash  generative businesses that are leading  providers of essential  products and services.  The
Investment  Adviser seeks to purchase the equity  securities  of such  companies when they are trading at a discount to intrinsic value.  The Investment  Adviser believes  that this approach is an effective way to enjoy the benefits of equity ownership  (namely,  higher capital  appreciation  over time) while reducing the risk of  permanent  capital  loss.

The Investment  Adviser seeks to invest in businesses  with all, or most, of the following attributes: (i) essential products and services, (ii) loyal customers,
(iii)  leadership in an attractive  market niche or industry,  (iv)  sustainable competitive  advantages,  (v) high returns on invested capital,  and (vi) strong free cash flow. In addition, the Investment Adviser seeks to invest in companies whose managers have high levels of integrity,  are excellent operators,  and are good capital allocators. The Investment Adviser primarily bases its estimates of intrinsic value on analyses of free cash flow and return on invested capital.
&lt/R&gt

The Investment  Adviser has a disciplined  investment  process for selecting and monitoring  investments.  The  Investment  Adviser  believes that the consistent application  of its investment  criteria  enhances  objectivity  and reduces the likelihood of investment mistakes. The Investment

4

&ltR&gt
Adviser  has a team of  experienced  securities  analysts  who  follow  specific industry sectors and work collaboratively with each other to identify,  analyze, and monitor  portfolio  companies.  The analysts conduct  extensive  analysis of industry structure and they communicate  regularly with  knowledgeable  industry participants and company  management teams to assess whether  companies meet the
Investment  Adviser's business,  management,  and valuation criteria.  They also explicitly identify key business risks and any variables outside of management's control.  The  Investment  Adviser's  time horizon when  purchasing a company is typically  three to five years.  Investments are usually sold if they appreciate to levels near the Investment Adviser's estimate of intrinsic value.

The  Investment  Adviser has designed its  investment  criteria and processes to reduce the  likelihood  of a permanent  capital  loss for each  investment.  The
Investment  Adviser  also  seeks  reasonable  diversification  in  the  Fund  by investing  in 20-30  different  companies  that  meet its  demanding  investment criteria.  The Fund typically  invests in companies with market  capitalizations greater than $5 billion that are  headquartered in North America,  as well as in certain global firms located in other developed regions.
&lt/R&gt

The Investment Adviser strives to manage the Fund in a tax-efficient manner that enables taxable investors to retain a larger portion of their pre-tax investment returns on an after-tax basis. The Investment Adviser selects companies based on their long-term investment  potential and follows a "buy and own" approach.  The
Investment Adviser does not seek to trade in and out of stocks for small gains.

Where  practicable,  the Fund holds  investments  for at least one year so as to qualify for long-term  capital gains. In response to adverse  market,  economic, political  and other  conditions,  the  Investment  Adviser  may make  temporary investments in liquid  short-term  increments  that are not consistent  with the
Fund's  investment   objective  and  principal   investment   strategies.   Such
investments may prevent the Fund from achieving its investment objectives.

                                                                               5

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

The principal  risks of investing in the Fund and the  circumstances  reasonably likely to adversely affect an investment are described below. The share price of the  Fund  changes  daily  based on  market  conditions  and  other  factors.  A shareholder may lose money by investing in the Fund.

Diversification Risk:
&ltR&gt
The Fund is classified as "non-diversified"  pursuant to the definition provided in the 1940 Act,  which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the  securities of a single issuer. The possible  assumption of large positions in the securities of a small number of issuers may cause  performance  to fluctuate to a greater  extent than that of a diversified investment company as a result of changes in the financial condition or in the market's assessment of the issuers.
&lt/R&gt

Market Risk:

This is the  risk  that the  price  of a  security  will  fall  due to  changing economic,  political  or market  conditions,  or due to a  company's  individual situation.

Tax Management Risk:

This is the risk  that  managing  the Fund for  after-tax  returns  may hurt the
Fund's performance on a pre-tax basis.  Because the Investment Adviser considers tax consequences in making investment decisions for the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed.

6

Foreign Investment Risk:

Investing in equity  securities of  foreign-based  companies  involves risks not typically  associated with investing in equity securities of companies organized and operated in the United  States.  These risks  include  changes in political, social or economic  conditions,  diplomatic  relations,  confiscatory  taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition  of (or  change in)  exchange  control  or tax  regulations.  In some foreign  countries,  less  information  is available  about  foreign  issues and markets because of less rigorous accounting and regulatory standards than in the
United  States.  Currency  fluctuations  could erase  investment  gain or add to investment  losses.  All of these  factors  can make  foreign  investments  more volatile and potentially less liquid than U.S. investments.

Investments  in the  Fund  are  neither  insured  nor  guaranteed  by  the  U.S.
Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman or any other bank, and the shares are not insured by the Federal  Deposit  Insurance  Corporation,  the Federal  Reserve Board or any
other federal,  state or other  governmental  agency.  Although U.S.  Government agencies  and  instrumentalities  may be  chartered  or  sponsored  by  acts  of congress,  their  securities  are neither  issued nor  guaranteed  by the United
States Treasury.

                                                                               7

FUND PERFORMANCE
--------------------------------------------------------------------------------
&ltR&gt
The Fund is a successor to a mutual fund of the same name, which was a series of
BBH Fund, Inc. (the "Predecessor  Fund").  The Predecessor Fund was also managed by the Investment Adviser.  Performance provided reflects the performance of the
Predecessor  Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Accordingly, the performance information and financial  information  provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund.
&lt/R&gt

The following bar chart and table give an indication of the risks  involved with an investment in the Fund. The bar chart shows changes in the performance of the
Fund's Class N shares from year to year.  The table shows how the average annual returns of the Fund's Class N shares for the periods  indicated  compared to the
Standard's & Poor's 500 Index (S&P 500), a broad-based  market  index.

When you consider this information,  please remember that the Fund's performance
(before and after taxes) in past years is not  necessarily  an indication of how the Fund will do in the future.

&ltR&gt
              Total Return for Class N Shares (% Per Calendar Year)
--------------------------------------------------------------------------------

[The following information was depicted as a bar chart in the printed material]

 1999     2000     2001      2002    2003   2004   2005   2006   2007     2008
------  -------- --------  -------- ------  ----- -----  ------ ------  --------
25.11%  (13.00)% (17.76)%  (23.86)% 20.34%  7.22% 8.00%  12.77% 12.40%  (21.65)%
&lt/R&gt

8

&ltR&gt
Highest and Lowest Return for Class N Shares (Quarterly 1999 - 2008)
--------------------------------------------------------------------------------
&lt/R&gt
                                                                        Quarter
                                                      Return             Ending
                                                    --------         ----------
Highest                                               18.06%         12/31/1999

Lowest                                              (18.74)%          9/30/2001

&ltR&gt
Average Annual Total Returns for Class N Shares (Through December 31, 2008)*
--------------------------------------------------------------------------------
                                           1 Year        5 Years       10 Years
                                        ---------        -------       --------
CLASS N SHARES

Return Before Taxes                      (21.65)%          2.83%        (0.58)%

Return After Taxes on Distributions**    (21.80)%          2.76%        (0.64)%

Return After Taxes on Distributions
  and Sale of Fund Shares**              (13.97)%          2.42%        (0.50)%
&lt/R&gt

* The total returns provided reflect the performance of the Predecessor Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Fund did not have
any  investment  operations.   Accordingly,   the  performance   information  is
historical information of the Predecessor Fund.

** After-tax  returns are  calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may  differ  from those  shown.  After-tax  returns  shown are not  relevant  to investors who hold their Fund shares through tax-deferred arrangements,  such as
401(k) plans or individual retirement accounts.

&ltR&gt
                                           1 Year        5 Years        10 Years
                                         --------        -------       ---------
S & P 500 (reflects no deduction
  of fees, expenses or taxes)            (37.00)%        (2.19)%         (1.38)%
&lt/R&gt

                                                                               9

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

Shareholder Fees
--------------------------------------------------------------------------------
(Fees paid directly from an investor's account)

                                                                         Class N
                                                                         -------
Maximum Sales Charge (Load) Imposed on Purchases                            None

Maximum Deferred Sales Charge (Load)                                        None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None

Redemption Fee (as a percentage of total redemption proceeds)(1)           2.00%

Exchange Fee                                                                None

Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(Expenses that are deducted from Fund assets as a percentage of average net assets)

&ltR&gt
                                                                         Class N
                                                                         -------
Management and Administrative Services Fee0.80%

Distribution (12b-1) Fee                                                    None

Other Expenses                                                             0.36%
                                                                         -------

Total Annual Fund Operating Expenses                                       1.16%
                                                                         =======
&lt/R&gt

(1) The  redemption  fee  applies  to any shares  redeemed  within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.

EXAMPLE

This  example is intended to help an investor  compare the cost of  investing in the Fund's Class N shares to the cost of investing  in other mutual  funds.  The example  assumes that an investor  invests  $10,000 in the Fund's Class N shares for the time  periods  indicated  and then sells all of his shares at the end of those periods.  The example also assumes that an investment has a 5% return each year and that the Fund's Class N shares  operating  expenses  remain the same as shown in the table  above.  Although  actual costs on an  investor's  investment maybe higher or lower, based on these assumptions the investor's costs would be:

&ltR&gt
                                    1 Year     3 Years     5 Years      10 Years
                                    ------     -------     -------      --------
Class N Shares                        $118        $368        $638        $1,409
&ltR&gt

10

INVESTMENT ADVISER AND FUND ADMINISTRATOR
--------------------------------------------------------------------------------
&ltR&gt
Pursuant to the Agreement,  BBH, a New York limited partnership,  located at 140
Broadway,  New York, NY 10005 and established in 1818, serves as both Investment
Adviser and Fund Administrator to the Trust.  Through the SID, BBH serves as the investment adviser solely providing  investment advice and portfolio  management to each series of the Trust.

Subject to the general  supervision  of the Board of  Trustees,  the  Investment
Adviser  makes the  day-to-day  investment  decisions  for the Fund,  places the purchase  and sale  orders  for the  portfolio  transactions  of the  Fund,  and generally  manages the Fund's  portfolio  of  investments.  BBH provides a broad range of investment  management  services for customers in the United States and abroad.  At December 31, 2008,  it managed total assets of  approximately  $36.8 billion, $170 million of which represent the total net assets in Core Select.

In addition to a continuous  investment  program,  BBH  provides  administrative services to the Fund by, among other things,  providing officers  (including the
Fund's  Chief  Compliance  Officer  and Chief  Financial  Officer),  shareholder communications  and tax compliance.  BBH through members of Fund  Administration also coordinates the provision of services to the Fund by nonaffiliated  service providers.

Mr.  Richard H.  Witmer,  Mr.  Timothy E.  Hartch and Mr.  Michael R.  Keller as
co-portfolio  managers are  responsible  for the  day-to-day  management for the
Fund.

Mr.  Richard H. Witmer,  is a Partner of BBH with 31 years of combined  industry and investment  experience.  Mr. Witmer holds an AB from Brown  University and a
MBA from Harvard  University.  He joined BBH in 1976.
&lt/R&gt

                                                                              11

&ltR&gt
Mr.  Timothy E.  Hartch is a Managing  Director of BBH with 12 years of combined industry and investment experience.  Mr. Hartch holds an AB from Harvard College and a JD and MBA from the University of Michigan. He joined BBH in 1996.

Mr.  Michael R.  Keller is a Vice  President  of BBH with 9 years of  investment experience.  Mr. Keller holds a BSE from Princeton University.  Prior to joining
BBH in 2005, he was a senior equity  analyst for KeyBanc  Capital  Markets.
&lt/R&gt

The Fund's SAI provides  additional  information  about the Portfolio  Managers'
compensation, management of other accounts, and ownership of shares of the Fund.

&ltR&gt
For investment  advisory and  administrative  services,  BBH receives a combined fee, computed daily and payable monthly, equal to 0.80% of the average daily net assets of the Fund.  This fee  compensates BBH for its services and its expenses
(such as salaries of its personnel).

A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated October 31, 2008.
&lt/R&gt

12

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Net Asset Value

The Fund  normally  determines  the Fund's net asset  value (NAV) per share once daily at 4:00 p.m.,  Eastern time on each day the New York Stock Exchange (NYSE)
is open for regular  trading.  The  determination of the Fund's NAV per share is made by subtracting from the value of the total assets of the Fund the amount of its  liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The NAV of the Fund's  shares may change on days when  shareholders  will not be able to purchase or redeem Fund shares.

Securities Valuation Policies

The Fund has a valuation  policy which requires each security to be valued as of the close of the NYSE  normally at 4:00 p.m.,  Eastern  time,  each business day when determining the Fund's NAV. The valuation policy further requires that if a security  price is not  deemed  reliable,  then that  security  price  should be overridden and a fair valuation price be determined and used.

The Fund  generally  values equity  securities  according to the last sale price reported  by the market in which they are  primarily  traded  (either a national securities exchange or the over-the-counter market).

Exchange  traded  options  are  valued at their  most  recent  sale price on the exchange,  or if no such sales are reported,  at the average bid price, or if it is not  possible to  determine  the  average  bid price,  at the most recent bid quotation,  in the  case of  purchased  options,  or at the  most  recent  asked quotation, in the case of written options.  Over-the-counter  options are valued at (i) the most recent bid quotation supplied by a leading dealer, in

                                                                              13

the case of a  purchased  option,  and (ii) at the most recent  asked  quotation supplied by a leading dealer, in the case of a written option.

Futures are valued at the most recent settlement price on the relevant exchange.

Where a market quotation for a portfolio security is not readily available,  and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under  procedures approved by the Fund's Board.

The Fund may use the fair value of a security  to  calculate  its NAV when,  for example,  (1) a  portfolio  security  is not  traded  in a public  market or the principal  market in which the  security  trades is  closed,  (2)  trading  in a portfolio  security  is  suspended  and not resumed  prior to the normal  market close,  (3) a  portfolio  security  is not  traded in  significant  volume for a substantial  period, or (4) the Fund's Adviser  determines that the quotation or price for a  portfolio  security  provided  by a dealer or  independent  pricing service is inaccurate.

If (i) one or more markets in which the Fund's  securities or other assets trade have  closed or are  disrupted  as a result of unusual or  extraordinary  events or (ii) some other  market or economic  event  causes one or more  securities or other assets held by the Fund to experience a significant  change in value after the normal close of the market on which the security trades,  and (iii) the Fund
Administrator  has  determined in good faith that the  potential  impact of such events  on the NAV of the Fund  exceeds  1/2 of 1%,  the  security  will be fair valued.

14

There can be no  assurance  that the Fund  could  purchase  or sell a  portfolio security  at the price used to  calculate  the Fund's  NAV.  In the case of fair valued  portfolio  securities,  lack of  information  and  uncertainty as to the significance  of information  may lead to a conclusion that a prior valuation is the best  indication of a portfolio  security's  present value.  Fair valuations
generally   remain   unchanged   until  new   information   becomes   available.
Consequently,  changes in the fair valuation of portfolio securities may be less frequent  and of  greater  magnitude  than  changes  in the  price of  portfolio securities valued at their last sale price, or based on market quotations.

&ltR&gt
Description of Share Classes

The Fund offers Class N shares  through this  prospectus.  Class N shares do not convert to any other class of shares of the Fund.

Purchase of Shares

The Fund offers shares of the Fund on a continuous  basis at their NAV without a sales charge.  The Fund reserves the right to determine the purchase  orders for
Fund shares that it will accept.  Investors  may purchase  shares on any day the
NAV is  calculated.  The Fund  executes  purchases of Fund shares at the NAV per share next  determined  after the Fund  receives the purchase  order,  including acceptable payment for such order. Shares are entitled to dividends declared, if any,  starting as of the first  business day following the day the Fund executes the purchase order on the books of the Fund.

An  investor  who has an account  with an  Eligible  Institution  or a Financial
Intermediary  may place  purchase  orders for Fund shares  through that Eligible
Institution  or  Financial  Intermediary  which holds such shares in its name on behalf of that customer  pursuant to arrangements made between that customer and that Eligible Institution or Financial  Intermediary.  Each Eligible Institution
or  Financial  Intermediary  arranges  payment  for Fund shares on behalf of its customers.  A  transaction  fee may be charged  by an  Eligible  Institution  or
Financial Intermediary on the purchase of Fund shares.
&lt/R&gt

                                                                              15

&ltR&gt
An  investor  who does not  have an  account  with an  Eligible  Institution  or
Financial  Intermediary must place purchase orders for Fund shares with the Fund through Citigroup Global Transaction  Services,  the Fund's Transfer Agent. Such
investor's  order  will be  priced  at the NAV next  calculated  after  the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held  directly in the  investor's  name on the books of the Fund and is responsible  for arranging for the payment of the purchase price of Fund shares.
&lt/R&gt

Investment Minimums*

Minimum initial and subsequent  purchase  amounts vary depending on the class of shares you buy.

                                                                         Class N
                                                                        --------
Initial purchases                                                       $100,000

Subsequent purchases                                                    $ 25,000

&ltR&gt
* BBH, the Fund's  Shareholder  Servicing  Agent,  may change  these  investment minimums  from  time to time.  Each  Eligible  Institution  and  each  Financial
Intermediary may establish and amend, from time to time, a minimum initial and a minimum subsequent purchase requirements for its customers which currently is as low as $1,000.
&lt/R&gt

Redemption of Shares

The Fund executes a redemption request at the next NAV calculated after the Fund receives the redemption request.  Shares continue to earn dividends declared, if any,  through the business day that the Fund executes the redemption  request on the books of the Fund.

Shareholders  must redeem shares held by an Eligible  Institution or a Financial
Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible  Institution or Financial  Intermediary.  The
Fund pays proceeds of a redemption to

16

that   shareholder's   account  at  that  Eligible   Institution   or  Financial
Intermediary  on a date  established  by the Eligible  Institution  or Financial
Intermediary.  An Eligible Institution or a Financial  Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by  submitting  a  redemption  request to the Fund through the
Transfer Agent. The Fund pays proceeds  resulting from such redemption  directly to the  shareholder  generally  on the next  business  day after the  redemption request is executed.

Redemptions by the Fund

The  Shareholder  Servicing  Agent has  established  a minimum  account  size of
$100,000  for Class N shares,  which may be  changed  from time to time.  If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares,  the Fund reserves the right to redeem the shareholder's remaining  shares.  If such remaining  shares are to be redeemed,  the Fund will notify  the  shareholder  and  will  allow  the  shareholder  60 days to make an additional  investment to meet the minimum  requirement before the redemption is processed.  Each  Eligible  Institution  and  each  Financial  Intermediary  may establish and change from time to time for their respective  customers a minimum account  size,  each  of  which  may  be  lower  than  that  established  by the
Shareholder Servicing Agent.

Further Redemption Information

Redemptions  of shares are  taxable  events on which a  shareholder  may realize again or a loss.

The Fund has reserved  the right to pay  redemption  proceeds by a  distribution in-kind of portfolio  securities  (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay,

                                                                              17

&ltR&gt
during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund's net  assets,  whichever  is less.
&lt/R&gt

The Fund may suspend a  shareholder's  right to receive  payment with respect to any  redemption  or postpone  the payment of the  redemption  proceeds for up to seven days and for such other periods as applicable law may permit.

Redemption Fee

&ltR&gt
Fund Shares that are redeemed  within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption  proceeds.  The holding period shall  commence on the next business day following the date your purchase  order is received by the Fund and shall apply to any redemption  made on or before the
30th day from  that  date.  The  redemption  fee is  payable  to the Fund and is intended to reduce the impact on  remaining  investors  in the Fund of the costs incurred by the Fund in meeting  redemption  requests from investors who are not long-term  investors.  For purposes of  determining  whether the  redemption fee applies, shares held the longest will be redeemed first.
&lt/R&gt

Dividends and Distributions

The Fund pays to  shareholders  substantially  all of the  Fund's net income and capital gains if any, once a year. The Fund may pay additional  dividends and/or capital gains distributions in a given year to the extent necessary to avoid the imposition  of  federal  excise  tax on the Fund.  The Fund pays  dividends  and capital gains distributions to shareholders of record on the record date.

18

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Fund elects to have  dividends and capital gains  distributions paid in cash,  the Fund  automatically  reinvests  dividends  and capital  gains distributions  in  additional  Fund  shares  without  reference  to the  minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

In general,  redeeming  shares,  exchanging  shares and receiving  dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the Fund.

&ltR&gt
Transaction                     Federal Tax Status
--------------------------------------------------------------------------------
Redemption or                   Usually capital gain or loss, long-term
exchange of shares              only if shares owned more than one year
--------------------------------------------------------------------------------
Long-term capital               Long-term capital gain
gain distributions
--------------------------------------------------------------------------------
Dividends, term,                Ordinary income, potentially taxable at
capital gain rates              long-term
--------------------------------------------------------------------------------
&lt/R&gt

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Ordinary income dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in Fund shares.
Although  dividends  (including  dividends  from  short-term  capital gains) are generally  taxable as  ordinary  income,  individual  shareholders  who  satisfy certain  holding  period and other  requirements  are taxed on such dividends at long-term  capital gain rates to  the extent the dividends are  attributable  to
"qualified  dividend  income" received by the Fund. "Qualified  dividend income"
generally consists of

                                                                              19

dividends received from U.S.  corporations (other than dividends from tax-exempt organizations  and  certain  dividends  from real estate  investment  trusts and regulated  investment  companies) and certain  foreign  corporations.  Long term capital  gain  distributions  are  taxable  to you as  long-term  capital  gains regardless of how long you have owned your shares.  You may want to avoid buying shares  when the Fund is about to  declare  a  capital  gain  distribution  or a dividend  because  it will be taxable to you even  though it may  actually  be a return of a portion of your investment.

&ltR&gt
After the end of each year, the Fund will provide you with information about the distributions and dividends you received and any redemption of shares during the previous year.
&lt/R&gt

If you do not provide the Fund with your correct taxpayer  identification number and any required  certifications,  you may be subject to back-up  withholding on
your   distributions,   dividends   and   redemption   proceeds.   Because  each
shareholder's  circumstances  are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons.  If you are a non U.S.  person,  please consult your own tax adviser with respect to the
U.S. tax consequences to you of an investment in the Fund.

20

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The Financial  Highlights  provided  reflect the  performance of the Predecessor
Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Fund did not have any investment operations.  Accordingly, the performance information is historical information of the Predecessor Fund.

The Financial  Highlights  table is intended to help an investor  understand the financial  performance of the Fund for the past five years.  The  information in the financial  highlights  table relates to Class N shares of the Fund.  Certain information  reflects  financial  results for a single Class N share.  The total returns in the table represent the rate that an investor would have earned on an investment  in  Class N  shares  (assuming  reinvestment  of all  dividends  and distributions).  This  information  has been  audited by  Deloitte & Touche LLP, whose report,  along with the Fund's financial  statements,  are included in the
Fund's  annual report which is available  upon request.

                                                                              21

Selected  per share data and ratios for a Class N share  outstanding  throughout each year

&ltR&gt

                                                        For the years ended October 31,
                                       ---------------------------------------------------------------
                                         2008           2007          2006          2005         2004
                                       -------        -------        ------        ------       ------
Net asset value, beginning of year      $13.71         $11.74        $10.20         $9.30        $8.94
                                       -------        -------        ------        ------       ------
Income from investment operations:
   Net investment income ............     0.01           0.02          0.04          0.05         0.02
   Net realized and unrealized
     gain (loss) ....................    (2.99)          2.00          1.51          0.91         0.38
                                       -------        -------        ------        ------       ------
     Total income (loss) from
       investment operations ........    (2.98)          2.02          1.55          0.96         0.40
                                       -------        -------        ------        ------       ------
Less dividends and distributions:
   From net investment income .......    (0.02)         (0.05)        (0.01)        (0.06)       (0.04)
                                       -------        -------        ------        ------       ------
Net asset value, end of year ........   $10.71         $13.71        $11.74        $10.20        $9.30
                                       =======        =======        ======        ======       ======
Total return ........................   (21.76)%        17.25%        15.18%        10.31%        4.46%
Ratios/Supplemental data:
   Net assets, end of year
     (in millions) ..................     $166           $122           $83           $62          $48
   Expenses as a percentage of
     average net assets .............     1.16%(1)       1.16%(1)      1.19%(1)    1.22%(1),(2)   1.20%(2)
   Ratio of net investment income to
     average net assets .............     0.14%          0.18%         0.45%         0.47%        0.23%
   Portfolio turnover rate ..........       31%            18%           53%           59%          57%


----------
(1) For the years  ended  October  31,  2008,  2007,  2006 and 2005,  the Fund's
expenses  were reduced  through an expense  offset  arrangement  with the Fund's custodian,  had the arrangement  not been in place,  the actual expense ratio of the Fund would have been 1.18%, 1.19%, 1.24% and 1.27%, respectively.

(2) Had the expense  reimbursement  agreement,  which terminated on December 31,
2004, not been in place,  the ratio of expenses to average net assets would have been as follows: N/A, N/A, N/A, 1.24%, 1.32%, respectively.
&ltR&gt

22

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
To reduce  expenses,  we mail only one copy of the  Fund's  prospectus  and each annual and semi-annual report to those addresses shared by two or more accounts.
If you wish to receive  individual copies of these documents,  please call us at
1-800-625-5759 or if your shares are held through a financial institution please contact them directly.  We will begin sending you individual  copies thirty days after receiving your request.

Frequent Trading Policy

Frequent  or  short-term  trading  into and out of the  Fund  can  have  adverse consequences  for the Fund  and  shareholders  who use the  Fund as a  long-term investment  vehicle.  Such trading in significant amounts can disrupt the Fund's investment  strategies (e.g., by requiring it to sell investments at inopportune
times  or  maintain   excessive   short-term   or  cash   positions  to  support
redemptions), dilute the interests of other shareholders, increase brokerage and administrative  costs  and  affect  the  timing  and  amount  of  taxable  gains distributed  by the Fund.  Investors  engaged in such  trading  may also seek to profit by  anticipating  changes  in the Fund's NAV in advance of the time as of which NAV is calculated.

&ltR&gt
The Fund's Board has approved  policies and  procedures  intended to  discourage excessive  frequent or  short-term  trading of the Fund's  Shares.  As described above, the Fund imposes a 2.00% fee on redemptions of Fund Shares made within 30 days of the date of purchase.  The Fund also monitors  trading in Fund Shares in an effort to identify disruptive trading activity.

In  addition,   each  agreement  among  the  Fund,  its  distributor,   Eligible
Institution and Financial Intermediary will contain  representations  concerning the Eligible Institution's and Financial  Intermediary's policies and procedures to monitor, deter and report instances of market timing.
&lt/R&gt

                                                                              23

No matter how the Fund  defines its limits on frequent  trading of Fund  Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have  adverse  effects  on  the  management  of the  Fund's  portfolio  and  its performance.

The Fund's  objective is that its redemption fees and restrictions on short-term trading  should apply to all  shareholders,  regardless of the number or type of
accounts  in  which  shares  are  held.  However,   the  Fund  anticipates  that
limitations   on  its   ability  to  identify   trading   activity  to  specific
shareholders, including where shares are held through an Eligible Institution or a Financial  Intermediary in multiple or omnibus accounts,  will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and  redemptions or exchanges that a shareholder is engaged in  excessive  trading  that is or could be  detrimental  to the Fund and  other shareholders and may preclude the shareholder  from making further  purchases or exchanges of Fund Shares.

Portfolio Holdings Information

&ltR&gt
The Board of Trustees receives periodic reports from BBH concerning arrangements involving the disclosure of portfolio securities.
&lt/R&gt

Information  concerning  the Fund's  portfolio  holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the

24

end of each month is posted on the website  approximately  15 days after the end of the month and  remains  posted  until  replaced  by the  information  for the succeeding month.  Monthly portfolio holdings  information will remain available and be updated on a continuous basis.

The Fund does not disclose nonpublic information about its holdings to any third party  (other  than  its  services  providers  and  authorized  governmental  or regulatory personnel).

You may also access from the "Online  Literature/Holdings Report" section of the website  portfolio  information  as of the  end of  each  of the  Fund's  fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

                                                                              25

MORE INFORMATION ON THE FUNDS IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

Annual/Semi-Annual Report

&ltR&gt
The Fund's  Annual  and  Semi-Annual  Shareholder  reports  describe  the Fund's performance  and list portfolio  holdings.  The Fund's Annual Report  contains a letter from the Fund's Investment  Adviser  discussing recent market conditions, economic  trends and Fund  strategies  that  significantly  affected  the Fund's performance during its last fiscal year.
&lt/R&gt

Statement of Additional Information (SAI)

&ltR&gt
The SAI provides more details about the Fund and its policies and information on the Fund's non-principal  investment  strategies.  A current SAI is on file with the SEC and is  incorporated  by reference (is legally  considered  part of this prospectus).

To obtain the SAI,  Annual  Report,  Semi-Annual  Report  and other  information without charge or make shareholder inquiries:
&lt/R&gt

By telephone:                       Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:

                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:

&ltR&gt
Certain Fund documents,  including a recent  statement of Fund holdings,  can be viewed online or downloaded from:
&lt/R&gt

                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC
                                    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington,  DC or by sending your request and a duplicating fee to the SEC's
Public  Reference  Section,  Washington,  DC  20549-0102.   Information  on  the
operations   of  the  Public   Reference   Room  may  be   obtained  by  calling
1-202-942-8090.  Additionally,  this  information  is  available  on  the  EDGAR database  at the  SEC's  internet  site  at  http://www.sec.gov.  A copy  may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov.

SEC file number: 811-21829

                                    BROWN[Logo]
                                    BROTHERS
                                    HARRIMAN

STATEMENT OF ADDITIONAL INFORMATION

BBH CORE SELECT
Class N Shares

140 Broadway, New York, New York 10005

February 28, 2009
&ltR&gt

BBH Core Select (the “Fund”) is a separate non-diversified series of BBH Trust. The Fund currently offers Class N shares.

This Statement of Additional Information (“SAI”) is not a Prospectus and provides new and additional information beyond that contained in the Prospectus. This SAI should be read in conjunction with the Fund’s Prospectus dated February 28, 2009, as supplemented from time to time. The Fund’s Annual Report dated October 31, 2008 is incorporated herein by reference. Obtain the Fund’s Prospectus and Annual Report without charge by calling 1-800-625-5759.

OVERVIEW

BBH Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").  The Trust is a Delaware statutory trust organized on October 28, 2005.

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”). BBH provides investment advice to registered mutual funds through a separately identifiable department (the “SID” or the “Investment Adviser”). The SID is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940. BBH provides administrative services to each series of the Trust..

The Fund is designed to enable investors to be invested in a portfolio of equity securities of companies that are well established and financially sound.  The Fund's investment objective is to provide investors with long-term growth of capital on an after-tax basis.  There can be no assurance that the investment objective of the Fund will be achieved.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc., (the “Predecessor Fund”) The Fund has the same investment objective and policies as its predecessor.

&lt/R&gt

Page

Investments                                                                                                                                          1
Investment Objective and Policies                                                                                                                             1
Investment Restrictions                                                                                                                             7
Management                                                                                                                                          9
Board of Trustees                                                                                                                             14
Code of Ethics                                                                                                                             16
Voting Proxies on Fund Portfolio Securities                                                                                                                             16
Portfolio Holdings Information                                                                                                                             17
Investment Advisory and Administrative Services                                                                                                                             17
Distributor                                                                                                                             21
Shareholder Servicing Agent                                                                                                                             22
Financial Intermediaries                                                                                                                             22
Eligible Institutions                                                                                                                             22
Custodian, Transfer and Dividend Disbursing Agent                                                                                                                             23
Independent Registered Public Accounting Firm                                                                                                                             23
Net Asset Value                                                                                                                                          24
Computation of Performance                                                                                                                                          24
Purchases and Redemptions                                                                                                                                          26
Federal Taxes                                                                                                                                          27
Description of Shares                                                                                                                                          29
Portfolio Brokerage Transactions                                                                                                                                          30
Additional Information                                                                                                                                          33
Financial Statements                                                                                                                                          33
Appendix – Listing of Service Providers34

INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund.

Although the Investment Adviser expects to invest the assets of the Fund primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, trust or limited partnership interests, rights, warrants and American Depositary Receipts.

Equity Investments

Equity investments may or may not pay dividends and may or may not carry voting rights.  Common stock occupies the most junior position in a company's capital structure.  Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company's capital structure.  In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders.  In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Foreign Securities

The Fund has the authority to invest in foreign securities (including European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and American Depository Receipts (“ADRs”), or other securities representing underlying shares of foreign companies.  EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation.  ADRs are receipts typically issued by an American bank or trust company, which evidence a similar ownership arrangement.  Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets.  GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.
There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments.  These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies.  The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar.  Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies.  In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.  Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.  Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments.  Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.  Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.  The Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  In addition, the Fund may invest in securities into which they may be converted.  The Fund also may invest in securities denominated in European Currency Units (“ECUs”).  An ECU is a “basket” of a specified amount of currencies of certain member states of the European Community.  In addition, the Fund may invest in securities denominated in other currency “baskets.”

Foreign Taxes.                                           The Fund’s investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments.  Foreign taxes paid by the Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes.  No assurance can be given that applicable tax laws and interpretations will not change in the future.  Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Hedging Strategies

Options on Stock.  For the sole purpose of reducing risk, put and call options on stocks may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk.  A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period.  Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period.  To liquidate a put or call option position, a "closing sale transaction" may be made for the Fund at any time prior to the expiration of the option which involves selling the option previously purchased.

Options on Stock Indexes.  Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may be purchased for the Fund.  A stock index fluctuates with changes in the market values of the stocks included in the index.  Examples of stock indexes are the Standard & Poor's 500 Stock Index (Chicago Board of Options Exchange) and the New York Stock Exchange Composite Index (New York Stock Exchange).

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different.  Instead of giving the right to take or make delivery of stock at a fixed price (strike price), an option on a stock index gives the holder the right to receive a cash exercise settlement amount equal to (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier.  Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option.  The amount of cash received will be equal to such difference between the closing price of the index and the strike price of the option times a specified multiple.

The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the stock index selected.  The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option.  Accordingly, the successful use of options on stock indexes for the Fund is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market.  Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.  It is possible, however, that lack of liquidity in the options markets may make it difficult from time to time for the Fund to close out its written option positions.  Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert.  It is not contemplated that these position limits will have any adverse impact on the Fund's portfolio strategies.

Futures Contracts on Stock Indexes.  Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes ("Futures Contracts") may be entered into for the Fund.

In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

Futures Contracts provide for the making and acceptance of a cash settlement based upon changes in the value of an index of stocks and are used to hedge against anticipated future changes in overall stock market prices which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date.  A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged.  If these hedging transactions are successful, the futures positions taken would rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that is being hedged.  Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.  There is also the risk of a potential lack of liquidity in the secondary market.

The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected.  The value of a Futures Contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the Futures Contract.  Accordingly, the successful use of Futures Contracts is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market.  The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a Futures Contract had not been purchased.  Brokerage costs are incurred in entering into and maintaining Futures Contracts.

When the Fund enters into a Futures Contract, it may be initially required to deposit, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash, U.S. Government securities or other high grade liquid obligations equal to approximately 3% of the contract amount.  Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change.  In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.  Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract.  The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

Currently, Futures Contracts can be purchased on stock indexes such as the Standard & Poor's 500 Stock Index (Chicago Board of Options Exchange) and the New York Stock Exchange Composite Index (New York Stock Exchange).

Exchanges may limit the amount by which the price of a Futures Contract may move on any day.  If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

Short-Term Instruments

The assets of the Fund may be invested in U.S. dollar denominated short-term instruments, including repurchase agreements, obligations of the U.S. Government, its agencies or instrumentalities, commercial paper and bank obligations (such as certificates of deposit, fixed time deposits, and bankers' acceptances).  Cash is held for the Fund in demand deposit accounts with the Fund's custodian bank.

&ltR&gt
Repurchase Agreements

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.

Repurchase agreements are considered by the Staff of the SEC to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability dispose of the underlying securities. If the lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest.  If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances.  A repurchase  agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

Collateral for repurchase agreements may be held by a custodian other than BBH.

&lt/R&gt

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

Rule 144A Securities

The Investment Adviser may, on behalf of each Fund, purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities).  A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security.  Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser.  All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored.

When-Issued and Delayed Delivery Securities

Securities may be purchased for the Fund on a when-issued or delayed delivery basis.  For example, delivery and payment may take place a month or more after the date of the transaction.  The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date.  The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place.  At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund's net asset value (NAV).  The Fund maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments.  At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price.  Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities.  On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow.  If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.  When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Loans of Portfolio Securities

Loans up to 30% of the total value of the securities of the Fund are permitted.  Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income.  While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby earning additional income.  All or any portion of interest earned on invested collateral may be paid to the borrower.  Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice.  Borrowed securities are returned when the loan is terminated.  Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders.  Reasonable finders and custodial fees may be paid in connection with a loan.  In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year.  There is the risk that a borrowed security may not be returned to the Fund.  Securities of the Fund are not loaned to BBH or to any affiliate of the Fund or BBH.

Investment Company Securities

Subject to applicable statutory and regulatory limitations, the assets of each Fund may be invested in shares of other investment companies. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

&ltR&gt

Borrowing

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a Fund of any increase or decrease in the value of its investments (which would have a corresponding effect on a Fund's share value). Money borrowed is also subject to interest costs.

&lt/R&gt

INVESTMENT RESTRICTIONS

The Fund operates under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act).
The Fund, may not:

Diversification
The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that it is not limited by that Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.  For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940, any rule or order thereunder, or any SEC staff interpretation thereof.  Futures and options contracts, tax-exempt government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of a Fund’s net assets.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund’s Investment Adviser.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short
The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time.

Restricted Securities
The Fund will not purchase securities that are restricted at the time of purchase, except that the Fund may purchase Rule 144A securities.

For purposes of the above limitations:

 •

the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items and “bank instruments”;

 •

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

 •

The Fund will not make investments that will result in the investment of 25% or more of its assets in the securities of issuers primarily engaged in the same industry. Futures and options contracts, government securities and municipal securities will not be deemed to constitute an industry.

MANAGEMENT

&ltR&gt

Information pertaining to the Trustees and executive officers of the Trust is set forth below.  All of the Trustees are not “interested persons” of the Trust as defined by the 1940 Act. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

 Name and Birth Date
Position(s) Held with Trust
Term of Office# and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Funds in Fund Complex Overseen by Trustee^
Other Director-ships Held by Trustee

 Joseph V. Shields Jr.     Birth Date: March 17, 1938
Chairman of the Board and Trustee
Since 2007
Managing Director, Chairman and Chief Executive Officer of Shields & Company (member of New York Stock Exchange); Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flower Foods, Inc. (New York Stock Exchange listed company).
5
None

 David P. Feldman     Birth Date: November 16, 1939
Trustee
Since 2007
Director of Jeffrey Co. (1992 to present); Director of QMED (1999 to May 2007).
5
Director of Dreyfus Mutual Funds (59 Funds)

 Alan G. Lowy     Birth Date: April 17, 1939
Trustee
Since 2007
Private Investor.
5
None

 Arthur D. Miltenberger     Birth Date: November 8, 1938
Trustee
Since 2007
Retired.
5
None

 Samuel F. Pryor, IV     Birth Date: June 12, 1955
Trustee
Since 2007
Private Investor.
5
None

 H. Whitney Wagner  Birth Date: March 3, 1956
Trustee
Since 2007
President, Clear Brook Advisors, a registered investment advisor.
5
None

 OFFICERS     Name, Birth Date and Address
Position(s) Held with Trust
Term of Office# and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Funds in Fund Complex Overseen by Trustee^
Other Director-ships Held by Trustee

 John A. Gehret     Birth Date:  April 11, 1959     140 Broadway  New York, NY 10005
President and Principal Executive Officer
Since 2008
President and Principal Executive Officer of the Trust; He joined Brown Brothers Harriman & Co. (“BBH”) in 1981 and has been a Partner of the firm since 1998.
N/A
N/A

 Charles H. Schreiber     Birth Date: December 10, 1957     140 Broadway  New York, NY 10005
Treasurer and Principal Financial Officer
Since 2007
Treasurer and Principal Financial Officer of the Trust; Senior Vice President of BBH since September 2001; Joined BBH in 1999.
N/A
N/A

 Mark B. Nixon     Birth Date:  January 14, 1963     140 Broadway  New York, NY 10005
Assistant Secretary, Assistant Treasurer
Since 2007

Assistant Secretary and Assistant Treasurer of the Trust, Vice President of BBH (since October 2006), Accounting Manager, Reserve Funds (August 2005-September 2006) Assistant Controller, Reserve Funds (February 2005-August 2005), Private Consultant (December 2001-February 2005).

N/A
N/A

 Beth Haddock     Birth Date: December 10, 1965     140 Broadway New York, NY 10005
Chief Compliance Officer
Since 2007

Chief Compliance Officer of the Trust (September 2007 – present); Chief Compliance Officer for the FINRA/NYSE and SEC compliance programs and Associate Compliance Director for the global compliance program (April 2005 – present); Deputy General Counsel of AXA Advisors/AXA Financial (November 1997 – April 2005)

N/A
N/A

 Sue M. Rim-An  Birth Date: September 10, 1970  140 Broadway  New York, NY 1005
Anti-Money Laundering Officer
Since 2008

Anti-Money Laundering Officer, Vice President of BBH (September 2007-present); AML Officer at UBS Investment Bank (April 2006 – August 2007); AML Officer & Vice President in Private Client Services at Bear Stearns & Co (June 1992 – April 2006)

N/A
N/A

 Gail C. Jones     Birth Date: October 26, 1953     1001 Liberty Avenue Pittsburgh, PA 15222-3779
Secretary
Since 2007

Secretary of the Trust; Counsel, ReedSmith, LLP (since October 2002); Corporate Counsel (January 1997 to September 2002) and Vice President (January 1999 to September 2002) of Federated Services Company.

N/A
N/A

 George M. Polatas     Birth Date:  March 3, 1962     1001 Liberty Avenue, Pittsburgh, PA 15222-3779
Vice President
Since 2008
Vice President of the Trust (since June 2008); Assistant Vice President of Federated Services Company; Vice President of various funds distributed by Edgewood Services, Inc.(January 1997 to present)
N/A
N/A

 Theodore J. Boudria  Birth Date: June 26, 1968  70 Franklin Street  Boston, MA 02110
Assistant Treasurer
Since 2008
Assistant Treasurer of the Trust; Vice President (Since 2003); Assistant Vice President (since September 2000); Joined BBH & Co. in 1995.
N/A
N/A

 #

Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust.  All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^      The Fund Complex consists of the Trust, which has five series and each is counted as one "Fund" for purposes of this table.

BOARD OF TRUSTEES

The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust.  The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements.  At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies.  The Trustees are assisted in this process by independent legal counsel.

The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accountant for the Fund and review the Fund’s financial reporting processes, compliance policies, procedures and the Trust’s overall system of internal controls.

Mr. Shields and Mr. Feldman serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/08

 Name of Trustee
Dollar Range of Equity Securities in the Fund
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust

 Joseph V. Shields, Jr.
None
None

 David P. Feldman
None
$10,000 - $50,000

 Alan G. Lowy
None
None

 Arthur D. Miltenberger
None
Over $100,000

 Samuel F. Pryor, IV
None
None

 H. Whitney Wagner
None
$50,001 - $100,000

As of January 31, 2009, the Fund’s Board of Trustees and Officers as a group owned less than 1% of the Fund’s outstanding Shares.

As of January 31, 2009, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class N shares of the Fund:

National Financial Services LLC, New York, New York, owned approximately 12,541,851 shares (75.35%); Brown Brothers Harriman & Co., New York, New York owned approximately 1,590,343 shares (9.55%); Wachovia Bank, Charlotte, North Carolina, owned approximately 1,425,244 (8.56%), and Charles Schwab, San Francisco, California, owned approximately 982,972 shares (5.91%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

National Financial Services LLC is organized in the state of Delaware and is a subsidiary of FMR Corporation organized in the state of Massachusetts.

COMPENSATION

Each member of the Board of Trustees (the “Board”) receives a base annual fee of $50,000 and such base annual fee is allocated among all series of the Trust, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Calendar Year Ended 12/31/2008

 Name of Person, Position
Aggregate Compensation from Fund
Pension or Retirement Benefits Accrued as Part of Fund Expenses
Estimated Annual Benefits upon Retirement
Total Compensation from Fund Complex* paid to Trustee

 Joseph V. Shields, Jr., Trustee
$3,091
None
None
$62,500

 David P. Feldman, Trustee
$2,429
None
None
$50,000

 Alan G. Lowy, Trustee
$2,429
None
None
$50,000

 Arthur D. Miltenberger, Trustee
$2,958
None
None
$60,000

 Samuel F. Pryor, IV, Trustee
$2,429
None
None
$50,000

 H. Whitney Wagner, Trustee
$2,429
None
None
$50,000

*The Fund Complex consists of the Trust, which has five series and each is counted as one "Fund" for purposes of this table.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

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CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund.  However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund.  Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.  The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedure

The Board of Trustees to the Fund has delegated the responsibility to vote proxies on the securities held in the Fund’s portfolio to the Investment Adviser, also referred to herein as the SID.  In order to mitigate any potential conflict of interest, the SID (through BBH) has retained an independent third party proxy agent (“Proxy Agent”) to recommend how to vote a Fund’s proxy. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Fund clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion.  The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders.  Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, Investors in the Fund may request a copy of the Proxy Voting Policy and Procedures by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-625-5759.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available upon request and without charge by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-625-5759 or by going to http://www.SEC.gov.

Portfolio Holdings Information

Information concerning the Fund’s portfolio holdings is available on the BBH website at www.bbhfunds.com.  The Board receives periodic reports from BBH, through the SID, about arrangements involving the disclosure of portfolio securities.

A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the “Online Literature/Holdings Report” section of the website portfolio information as of the end of the Fund’s fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Under a combined Investment Advisory and Administrative Services Agreement (the “Agreement”) with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Funds, Brown Brothers Harriman & Co. (“BBH”,) through members of its SID, provides investment advice, and portfolio management and administrative services to the Fund.

Investment Advisory Services

Under a combined Investment Advisory and Administrative Services Agreement (the “Agreement”) with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Fund, BBH through members of its SID, provides investment advice and portfolio management to the Fund. BBH also provides administrative services to the Fund.

The Agreement between BBH and the Fund is dated February 1, 2007 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Fund's Trustees, and (ii) by a vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of the Fund ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such  approval.  The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Fund, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to BBH and by BBH on 90 days' written notice to the Fund. (See "Additional Information.")

The combined investment advisory and administrative services fee paid to BBH is calculated daily and paid monthly at an annual rate equal to 0.80% of the Fund's average daily net assets.  For the fiscal years ended October 31, 2008, 2007 and 2006, the Fund incurred $1,251,604, $792,253 and $599,243, respectively. Compensation shown for services rendered prior to June 12, 2007, (i.e., on behalf of the Predecessor Fund) was paid under a separate agreement that covered only advisory fees.

The investment advisory services of BBH, through its SID, to the Fund are not exclusive under the terms of the Agreement.  BBH, through its SID, is free to and does render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and BBH dated December 11, 2006, the Trust, including each series thereof, may use "Brown Brothers Harriman" in their names. The license agreement may be terminated by BBH at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust, or any investment company in which a series of the Trust invests all of its assets, and BBH. Termination of the license agreement would require the Trust to change its name and the names of the Funds to eliminate all references to Brown Brothers Harriman.

Administrative Services

BBH has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust, BBH administers all aspects of the Trust's operations subject to the supervision of the Board except as set forth above under "Investment Adviser" and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust ; (ii) oversees the performance of administrative and professional services to the Trust  by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and each Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for each Fund and reports to shareholders and the SEC.

For the fiscal years ended October 31, 2008, 2007 and 2006, the Fund incurred, $234,676, $148,547 and $112,358, respectively, for administrative services. Compensation shown for services rendered prior to June 12, 2007, (i.e., on behalf of the Predecessor Fund) was paid under a separate agreement that covered only administrative services.

Pursuant to a separate Sub-administrative Services Agreement between BBH, as the Administrator, and Federated Services Company (“Federated” or the "Sub-administrator"), the Sub-administrator performs such sub-administrative duties for the Fund as are from time to time agreed upon by BBH, as Administrator, and the Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of BBH are located at 140 Broadway, New York, New York 10005. The Sub-administrator's duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund , participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by BBH as set forth above (see "Administrator"). For performing such sub-administrative services, the Sub-administrator receives such compensation from BBH as is from time to time agreed to between BBH and the Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to BBH by the Fund, respectively.

PORTFOLIO MANAGER INFORMATION

The following information about the Fund’s Co-Portfolio Managers, Mr. Richard H. Witmer, Jr. and Mr. Timothy E. Hartch, is provided as of the end of the Fund’s most recently completed fiscal year.

 Other Accounts Co-Managed by  Richard H. Witmer, Jr. and Timothy E. Hartch
Total Number of Other Accounts Managed/ Total Assets (in millions)

 Registered Investment Companies
None

 Other Pooled Investment Vehicles
2/$218

 Other Accounts
1,216 accounts/$2,632

Mr. Witmer and Mr. Hartch do not manage any accounts individually.

The “Other Pooled Investment Vehicle” listed in the table above refers to 1818 Partners, L.P. and 1818 Partners {Offshore), L.P. (collectively “1818 Partners”).  1818 Partners is a concentrated, long-only investment partnership that invests through a master-feeder structure in companies that provide essential products and services and have market capitalizations at the time of purchase of less than $5.0 billion.  Brown Brothers Harriman E. Co. (“BBH”) is the General Partner of 1818 Partners and receives a 15% incentive profit allocation at the end of each year.  No other account co-managed by Mr. Witmer and Mr. Hartch has an incentive profit allocation or advisory fee based on the performance of the account.

Dollar value range of shares owned in the Fund by Mr. Witmer: $1,150,000.

Dollar value range of shares owned in the Fund by Mr. Hartch: $224,400.

The following information about the Fund’s additional Co-Portfolio Manager, Mr. Michael R. Keller is provided as of the Fund’s most recently completed fiscal year.

 Other Accounts Co-Managed by  Michael R. Keller
Total Number of Other Accounts Managed/ Total Assets (in millions)

 Registered Investment Companies
None

 Other Pooled Investment Vehicles
None

 Other Accounts*
1,216 accounts/$2,632

*Mr. Keller does not manage any accounts individually. He manages the Other Accounts with Mr. Witmer and Mr. Hartch.

No other account co-managed by Mr. Keller has an incentive profit allocation or advisory fee based on the performance of the account.

Dollar value range of shares owned in the Fund by Mr. Keller: $32,359.

Compensation Structure

Mr. Witmer is a Partner of BBH.  As a Partner, most of Mr. Witmer’s compensation is linked directly to the profits of BBH through a working interest in BBH’s profits and a return on capital invested in BBH.  Mr. Witmer’s working interest is set at the beginning of each calendar year by BBH’s Steering Committee based on his overall contribution to BBH, including the investment performance and profitability of the Fund and 1818 Partners.  Mr. Witmer has also invested a significant amount of capital in BBH and receives an annual return on his invested capital that fluctuates each year based on the overall profits of BBH.  Mr. Witmer is also paid a fixed base salary.

Mr. Hartch is a Managing Director of BBH.  He is paid a fixed base salary and variable incentives based on his performance, the investment performance of the Fund and other portfolios co-managed by Mr. Hartch, and the overall profitability of BBH.  Mr. Hartch’s base salary is determined within a market competitive salary range, based on his experience and performance, and is consistent with the salaries paid to other managing directors of BBH.  The variable incentives are composed of four separate elements.  The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria using a Balanced Scorecard methodology (the “Performance Bonus”).  The second element is a cash bonus paid at the end of each calendar year based on the profitability of BBH (the “Managing Director’s profit share”).  The third element is a contingent interest in the General Partner’s incentive profit allocation for 1818 Partners.  Mr. Hartch’s share of the 1818 Partners’ incentive allocation for each year vests ratably over a three-year period following such year.  The fourth and typically the smallest element is participation in a profit sharing plan that allows all employees to share in the success of BBH in meeting its profit objectives.  This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time.  The main criteria for establishing Mr. Hartch’s Performance Bonus are (i) the investment performance of the Fund and certain separate accounts that follow a similar investment strategy as the Fund, (ii) the investment performance of 1818 Partners, (iii) net additions of capital to the Fund and other portfolios managed by Mr. Hartch, and (iv) Mr. Hartch’s leadership, collaboration, and communication skills.  Mr. Hartch’s Managing Director’s profit share and 1818 Partners’ incentive profit allocation are set by BBH’s Steering Committee at the beginning of each calendar year based on his overall contribution to BBH’s investment management business and 1818 Partners.

Mr. Keller is a Vice President of BBH.  He is paid a fixed base salary and variable incentives based on his performance, the investment performance of the Fund and the overall profitability of BBH.  Mr. Keller’s base salary is determined within a market competitive salary range, based on his experience and performance, and is consistent with the salaries paid to other vice presidents of BBH.  The variable incentives are composed of two separate elements.  The first element is a cash bonus determined at the end of each calendar year based on multiple performance criteria using a Balanced Scorecard methodology (the “Performance Bonus”).  The second and typically smaller element is participation in a profit sharing plan that allows all employees to share in the success of BBH in meeting its profit objectives.  This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time.  The main criteria for establishing Mr. Keller’s Performance Bonus are (i) the investment performance of the Fund and certain separate accounts that follow a similar investment strategy as the Fund; (ii) Mr. Keller’s performance as an equity analyst covering the technology sector for the Fund and certain separate accounts that follow a similar investment strategy; and (iii) Mr. Keller’s leadership, collaboration, and communication skills.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which Lt believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the Advisor’s Fixed Income Credit Committee, and compliance with the Advisor’s Code of Ethics.  Finally,-the Advisor has structured the portfolio managers’ compensation In a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

DISTRIBUTOR

Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Fund’s shares. Its offices are located at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561. The Distributor's Contract dated as of February 1, 2007 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on December 12, 2005. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

BBH serves as the shareholder servicing agent for the Trust. Services to be performed by BBH with respect to the Fund's Class N shares, include among other things: answering inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request.  For these services, BBH receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with an eligible institution.

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FINANCIAL INTERMEDIARIES

From time to time, the Fund and/or its Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer.  Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Fund; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Fund to its customers; and receives, tabulates and transmits to the Fund proxies executed by its customers with respect to meetings of Class N shareholders of the Fund.  A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares.  Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee.  The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order.  For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS

The Fund enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Fund with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Fund; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Fund to its customers; and receives, tabulates and transmits to the Fund proxies executed by its customers with respect to meetings of shareholders of the Fund.  For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

The Fund’s organizational documents provide that, at any meeting of shareholders of the Fund, each eligible institution may vote any Shares as to which that eligible institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that eligible institution is the agent of record. Any shares so voted by an eligible institution will be deemed to be represented at the meeting for purposes of quorum requirements.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

BBH (the "Custodian"), 140 Broadway, New York, New York 10005, is the Custodian for the Fund.  As Custodian for the Fund, it is responsible for maintaining books and records of the Fund’s portfolio transactions and holding the Fund’s portfolio securities and cash pursuant to a custodian agreement with the Trust.  Cash is held for the Fund in demand deposit accounts at the Custodian.  Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.

Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund.  The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte & Touche LLP’s principal address is 200 Berkeley Street, Boston, Massachusetts, 02116.
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NET ASSET VALUE

The NAV of the Fund is normally determined each day the New York Stock Exchange is open for regular trading.  (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr.  Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas and on the preceding Friday or subsequent Monday when one of those holidays fall on Saturday or Sunday.) The determination of NAV of each share of the Fund is normally made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is normally determined at the same time and on the same days as the NAV per share of the Fund is determined.

The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern Time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange.

Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.  The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust's Trustees.  Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded  closes and the time when a Fund's NAV is  calculated, such securities would be valued at fair value in accordance with procedures  established by and under the general supervision of the Trust's Trustees.  A domestic exchange-traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time a Fund values its assets.

COMPUTATION OF PERFORMANCE

The average annual total rate of return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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The following table sets forth average annual total return information for Class N shares (see first paragraph of this section) for the periods ended December 31, 2008:

  Class N Shares

1 Year

5 Years

10 Years

  Total Return

  Before Taxes

(21.65)%

2.83%

(0.58)%

  After Taxes on Distributions

(21.80)%

2.76%

(0.64)%

  After Taxes on Distributions   and Sale of Shares

(13.97)%

2.42%

(0.50)%

Performance prior to June 12, 2007 is that of the Predecessor Fund. The Fund has the same investment objective and policies as its predecessor.

&lt/R&gt

Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed.  Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives.  However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors.  Performance figures are based on historical earnings and are not intended to indicate future performance.  Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Standard & Poor's 500 Index) and to investments for which reliable performance data is available.  Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services.  To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis.  The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

Period and average annualized "total rates of return" may be provided in such communications.  The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period.  Period total rates of return may be annualized.  An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested.  An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

PURCHASES AND REDEMPTIONS

Orders received by a Financial Intermediary or an Eligible Institution will be priced at the NAV next calculated after that Financial Intermediary or Eligible Institution, as an agent of the Fund, receives the request in good order from its clients.

A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, the Fund's portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

&ltR&gt

An investor should also be aware that any Fund shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds.  The 30 day holding period shall commence on the next business day following the date of purchase and shall apply to any redemption made on or before the 30th day from that date.

&lt/R&gt

The value of shares redeemed may be more or less than the shareholder's cost depending on Fund performance during the period the shareholder owned such shares.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Fund and elect that it be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.  Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders.  A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met.  The Fund intends to meet such requirements.

Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S.  Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be invested in the securities of any one issuer (other than U.S. Government securities).  In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders. Foreign currency gains that are not directly related to a Fund's business of investing in stock or securities is included in the income that counts toward the 30% gross income requirement described above but may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above. In addition, in order not to be subject to federal income tax, at least 90% of a Fund's net investment income and net short-term capital gains earned in each year must be distributed to a Fund's shareholders.  Under the Code, gains or losses  attributable to foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss.  Similarly, a Fund's share of gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Fund's net income may consist of dividends paid by domestic corporations.

Gains or losses on sales of securities for the Fund are treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where a put has been acquired or a call has been written thereon for the Fund.  Other gains or losses on the sale of securities are treated as short-term capital gains or losses.  Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities.  If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase for the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction.  If securities are sold for the Fund pursuant to the exercise of a call option written for it, the premium received is added to the sale price of the securities delivered in determining the amount of gain or loss on the sale.  The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the ability to write options and engage in transactions involving stock index futures.

Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value.  Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held.  The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

Return of Capital.  If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

Redemption of Shares.  Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss.  However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares.  Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

Other Taxes.  The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business.  In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws.  Distributions to shareholders may be subject to additional state and local taxes.  Shareholders should consult their own tax advisors with respect to any state or local taxes.

Other Information.  Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year.  Additional tax information is mailed to shareholders in January.  Under U.S. Treasury regulations, the Fund and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings.  Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this Statement of Additional Information, however such laws and regulations are subject to change.  Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005.  Its offices are located at 140 Broadway, New York, New York 10005; its telephone number is 800-625-5759.  The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Fund represents an equal proportional interest in the Fund with each other share.  Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per full and fractional share.  Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class.  Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee.  The Trust is not required and has no current intention to hold meetings of shareholders annually, but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Declaration of Trust or By-laws.  Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders.  Shares have no preemptive or conversion rights.  The rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable by the Trust.  The Trust's Agreement and Declaration of Trust provide that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder.  This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Fund.

The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law.  The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trust's Agreement and Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Eligible Institution may vote any shares as to which that Eligible Institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution is the agent of record.  Any shares so voted by an Eligible Institution are deemed represented at the meeting for purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Agreement and Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

&ltR&gt

PORTFOLIO BROKERAGE TRANSACTIONS

The Fund is managed actively in pursuit of its tax-efficient investment objective.  Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held.  A 25% annual turnover rate would occur, for example, if one-quarter of the securities in the Fund's portfolio (excluding short-term obligations) were replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tends to increase as the turnover rate activity increases.

In effecting securities transactions for the Fund, the Investment Adviser seeks to obtain the best price and execution of orders.  In selecting a broker, the Investment Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged.  Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

For the fiscal years ended October 31, 2008, 2007 and 2006, the aggregate commissions paid by the Fund were $256,297, $72,603, and $122,831 respectively. Commissions prior to June 12, 2007 were those rendered on behalf of the Predecessor Fund.

Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.  The Trust uses BBH, an "affiliated person" of the Trust, as one of the Fund's principal brokers where, in the judgment of the Investment Adviser, such firm is able to obtain a price and execution at least as favorable as prices and executions provided by other qualified brokers.  As one of the Fund's principal brokers and an affiliated person of the Fund, BBH receives brokerage commissions from the Fund.

The use of BBH as a broker for the Fund is subject to the provisions of Rule 11a2-2(T) under the Securities Exchange Act of 1934 which permits the Trust to use BBH as a broker provided that certain conditions are met.  In addition, under the 1940 Act, commissions paid by the Fund to BBH in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission.

The Investment Adviser may direct a portion of the Fund's securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers for services provided to the Fund for which the Fund would otherwise be obligated to pay.  Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

BBH acts as one of the principal brokers of the Fund in the purchase and sale of portfolio securities when, in the judgment of the Investment Adviser, that firm is able to obtain a price and execution at least as favorable as other qualified brokers.  As one of the principal brokers of the Fund, BBH receives brokerage commissions from the Fund.  On those occasions when BBH deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, BBH, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate.  In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by BBH in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund.  In some instances, this procedure might adversely affect the Fund.

The Board of Trustees from time to time reviews, among other things, information relating to the commissions charged by BBH to the Fund and to its other customers and information concerning the prevailing level of commissions charged by other qualified brokers.

For the fiscal years ended October 31, 2008, 2007 and 2006 total transactions with a principal value of $165,274,924, $118,218,054, and $62,412,003 respectively, were effected for the Fund, of which transactions with a principal value of $0, $107,500 and $43,369,665, respectively, were effected by BBH.

A portion of the transactions for the Fund are executed through qualified brokers other than BBH. In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers.  Research services provided by brokers to which BBH has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts.  Research services furnished by brokers are used for the benefit of all the Investment Adviser's clients and not solely or necessarily for the benefit of the Fund.  The Investment Adviser believes that the value of research services received is not determinable nor does such research significantly reduce its expenses.  The Trust does not reduce the fee paid by the Fund to the Investment Adviser by any amount that might be attributable to the value of such services.

A committee, comprised of officers and partners of BBH who are portfolio managers of some of BBH's managed accounts (the "Managed Accounts"), evaluates semi-annually the nature and quality of the brokerage and research services provided by brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers.  However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

The Trustees of the Trust review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained.  If the Trust effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction.  The writing of options by the Trust may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers.  The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients.  An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

&lt/R&gt

ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933.  Pursuant to the rules and regulations of the SEC, certain portions have been omitted.  The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, DC or by calling 1-202-942-8090.  Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov.  A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement.  Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

&ltR&gt

The Annual Report of the Fund dated October 31, 2008 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference.  A copy of the Fund’s Annual Report which also contains performance information of the Fund is available, upon request, without charge, to each person receiving this Statement of Additional Information.

&lt/R&gt

Appendix – Listing of Service Providers
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Sullivan & Cromwell LLP
Service Providers
Federated Services Company
Edgewood Services, Inc.
ReedSmith LLP
Security Pricing Services
FT Interactive
Reuters, Inc.
Ratings Agencies
IDC

================================================================================

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

================================================================================

================================================================================

&ltR&gt
                                   Prospectus
                               FEBRUARY 28, 2009
&lt/R&gt

================================================================================

                         BBH International Equity Fund
                                 Class N Shares
                                 Class I Shares

These  Securities  Have Not Been Approved Or  Disapproved  By The Securities And
Exchange Commission (SEC) Or Any State Securities Commission, Nor Has The SEC Or
Any State  Securities  Commission  Passed Upon The  Accuracy Or Adequacy Of This
Prospectus. Any Representation To The Contrary Is A Criminal Offense.


CONTENTS
--------------------------------------------------------------------------------

&ltR&gt
                                                                            Page

Investment Objective                                                           3

Principal Investment Strategies                                                3

Principal Risk Factors                                                         7

Fund Performance                                                              12

Fees and Expenses of the Fund                                                 14

Investment Adviser and Fund Administrator                                     16

Shareholder Information                                                       19

Financial Highlights                                                          26

Additional Information                                                        29
&lt/R&gt

2

&ltR&gt
INTRODUCTION
--------------------------------------------------------------------------------

BBH  International  Equity Fund (the  "Fund") is a separate  series of BBH Trust
("Trust"),  a management  investment  company  registered  under the  Investment
Company Act of 1940,  as amended (the "1940  Act").  The Fund  currently  offers
Class N and Class I shares. The Trust is a Delaware statutory trust organized on
October 28, 2005.

The  Trust  has a  combined  Investment  Advisory  and  Administrative  Services
Agreement ("Agreement") with Brown Brothers Harriman & Co. ("BBH"). BBH provides investment advice and portfolio  management to registered mutual funds through a separately identifiable department (the "SID" or the "Investment Adviser").  The
SID is registered  with the SEC under the  Investment  Advisers Act of 1940. BBH provides administrative services to each series of the Trust.
&lt/R&gt

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The  investment  objective of the Fund is to provide  investors  with  long-term maximization of total return, primarily through capital appreciation.

&ltR&gt
The Fund seeks to generate attractive returns over time, but does not attempt to mirror a benchmark or an index.
&lt/R&gt

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal  circumstances at least 80% of the net assets of the Fund, plus any borrowings  for  investment  purposes  are  invested  in  equity  securities  of companies in the developed  markets of the world,  excluding the United

                                                                               3

&ltR&gt
States.  Developed  markets are those  markets  included  in the Morgan  Stanley
Capital International--Europe, Australasia, and Far East Index ("MSCI-EAFE") and
Canada.  The Fund will invest its assets in companies that are economically tied to at least twelve countries from different  geographic  regions  throughout the world.  The Fund may also from time to time invest up to 15% of its  assets,  at the time of  purchase,  in emerging  markets of the world.  Although the Fund is expected  to invest  primarily  in common  stocks,  it may also  purchase  other securities with equity  characteristics,  including securities  convertible into common stock, rights and warrants. The Fund may purchase these equity securities directly  or in the form of  American  Depository  Receipts,  Global  Depositary
Receipts or other similar  securities  representing  securities of foreign-based companies national security exchanges or over-the-counter markets.

The Fund employs a "manager of managers"  approach  whereby portions of the Fund are allocated to different  investment  subadvisers who employ investment styles broadly aligned with BBH's  principles of equity  investing.  The Fund currently uses one  subadviser  that  employs a growth  style and one that employs a value style.  In  addition,  the  Investment  Adviser may also manage a portion of the
Fund's assets in a core style of investing.
&lt/R&gt

Value style emphasizes investments in equity securities of companies that appear to be undervalued  relative to their intrinsic value based on earnings,  book or asset value,  revenues,  and cash flow.  Growth style emphasizes  investments in equity  securities of companies with

4

above-average  earnings growth  prospects.  Core style  emphasizes  selection of undervalued  securities  from the  broad  equity  market  in order to  replicate country  and  sector  weightings  of a broad  international  market  index.  The subadvisers will select the individual equity securities for the assets assigned to them.

Other  subadvisers  may be added in the future to complement  these styles.  The
Investment  Adviser  monitors the allocation  between the subadvisers to achieve
its  diversification   goals,  and  rebalances  assets  among  subadvisers  from
time-to-time  based on its  assessment  of market  trends with the  objective of enhancing the total rate of return over a full market cycle and dampening return volatility.  The Investment  Adviser monitors the subadvisers by reviewing their portfolio performance and characteristics, departures of key personnel and other relevant topics.  Quantitative  evaluations including evaluations of performance and portfolio characteristics will be performed at least quarterly.

The  Investment  Adviser  may invest the Fund's  assets that it manages in stock index  futures,  equity index  swaps,  exchange  traded  funds or other  similar investments  to expose  those  assets to the  performance  of the  international equity markets or market sectors. The Investment Adviser also manages the Fund's liquidity reserves and invests those reserves in liquid short-term  investments, including deposits with the custodian and other banks.

The Fund buys and sells securities denominated in currencies other than the U.S.
dollar. Interest, dividends and sale proceeds on such securities are received in currencies  other than the U.S.  dollar.  The Fund enters into foreign  currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign  currencies to and from the U.S.  dollar.  The
Fund may  purchase  currency  forwards  for the  purpose of hedging the value of securities purchased or intended to be purchased.

                                                                               5

In response to adverse market,  economic,  political and other  conditions,  the
Investment  Adviser  may make  temporary  investments  for the Fund that are not consistent with its investment  objective and principal  investment  strategies.
Such investments may prevent the Fund from achieving its investment objective.

Because  the Fund  refers to equity  investments  in its  name,  it will  notify shareholders  at least  60 days in  advance  of any  changes  in its  investment policies  that would  enable  the Fund to invest  less than 80% of its assets in equity securities under normal circumstances.

6

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

The principal  risks of investing in the Fund and the  circumstances  reasonably likely to adversely affect an investment are described below. The share price of the  Fund  changes  daily  based on  market  conditions  and  other  factors.  A shareholder may lose money by investing in the Fund.

Market Risk:

This is the  risk  that the  price  of a  security  will  fall  due to  changing economic,  political  or market  conditions,  or due to a  company's  individual situation.

Foreign Investment Risk:

Investing in equity  securities of  foreign-based  companies  involves risks not typically  associated with investing in equity securities of companies organized and operated in the United  States.  Changes in political or social  conditions, diplomatic relations,  confiscatory  taxation,  expropriation,  nationalization, limitation  on the removal of funds or assets,  or  imposition of (or change in)
exchange  control  or tax  regulations  may  adversely  affect the value of such investments.  Changes in  government  administrations  or  economic  or monetary policies  in the  United  States  or abroad  could  result  in  appreciation  or depreciation of portfolio  securities and could favorably or unfavorably  affect the operations of the Fund. The economies of individual  foreign  nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product,  rate of inflation,  capital  reinvestment,  resource self-sufficiency  and balance of payments position.  It may be more difficult to obtain and enforce a judgment against a foreign company.  Dividends and interest paid by foreign  issuers may be subject to  withholding  and other foreign taxes which may  decrease  the net  return  on  foreign  investments  as  compared  to dividends and interest paid to other funds by domestic companies.

                                                                               7

In general, less information is publicly available with respect to foreign-based companies than is available with respect to U.S.  companies.  Most foreign-based companies are also not subject to the uniform accounting and financial reporting requirements applicable to companies based in the United States.

In  addition,  while the  volume  of  transactions  effected  on  foreign  stock exchanges has increased in recent  years,  in most cases it remains  appreciably below that of the New York Stock Exchange. Accordingly,  foreign investments are less  liquid  so that the  Fund may not be able to  initiate  a  transaction  or liquidate  a  position  at an  advantageous  time or price.  Prices  of  foreign securities are more volatile than  comparable  investments in securities of U.S.
companies.  Moreover,  the settlement periods for foreign securities,  which are often longer than those for securities of U.S.  companies,  may affect portfolio liquidity.  In  buying  and  selling  securities  on  foreign  exchanges,  fixed commissions  are normally  paid that are  generally  higher than the  negotiated commissions  charged in the United States. In addition,  there is generally less government  supervision  and  regulation  of securities  exchanges,  brokers and companies in foreign countries than in the United States.

The foreign  investments  made by the Fund are in  compliance  with the currency regulations and tax laws of the United States and foreign governments. There may also be foreign  government  regulations and laws which restrict the amounts and types of foreign investments.

8

Because  foreign  securities  generally  are  denominated  and pay  dividends or interest in foreign  currencies,  and the Fund holds various foreign  currencies from time to time,  the value of its  respective  net assets as measured in U.S.
dollars is affected  favorably or unfavorably by changes in exchange rates.  The
Fund also incurs costs in connection with conversion between various currencies.

Developing Countries:

The Fund may  invest the assets of the Fund in  securities  of issuers  based in developing  countries.  Investments  in  securities  of  issuers  in  developing countries  may  involve  a high  degree  of  risk  and  many  may be  considered speculative. These investments carry all of the risks of investing in securities of foreign  issuers  outlined  in this  section to a  heightened  degree.  These heightened  risks  include  (i)  greater  risks of  expropriation,  confiscatory taxation,  nationalization,  and less social,  political and economic stability;
(ii) the  small  current  size of the  markets  for  securities  of  issuers  in developing  countries and the currently low or  non-existent  volume of trading, resulting in lack of liquidity and in price  volatility;  (iii) certain national policies  which may  restrict  the  Funds'  investment  opportunities  including restrictions on investing in issuers or industries  deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Diversification Risk:

&ltR&gt
The Fund is classified as "non-diversified"  for purposes of the 1940 Act, which means  that it is not  limited  by that Act with  regard to the  portion  of its assets that may be invested in the securities of a single  issuer.  The possible assumption of large positions in the securities of a small number of issuers may cause  performance  to fluctuate to a greater  extent than that of a diversified investment  company as a result of changes in the financial  condition or in the market's assessment of the issuers.
&lt/R&gt

                                                                               9

Derivatives Risk:

Derivatives are financial  contracts whose value depends on, or is derived from, the  value of an  underlying  asset  or  index.  The  Fund's  use of  derivative instruments  involves risk  different  from, or possibly  greater than, the risk
associated  with  investing   directly  in  securities  and  other   traditional
investments.  Derivatives  involve the risk of mispricing or improper  valuation and the risk that  changes  in the  value of the  derivative  may not  correlate perfectly  with the  underlying  asset or index.  By  investing  in a derivative instrument,  the Fund could lose more than the principal amount invested.  Also, suitable  derivative  transactions may not be available in all circumstances and there can be no  assurance  that the Fund will engage in these  transactions  to reduce exposure to other risks when that would be beneficial.

Futures  contracts  are a type of  derivative  that the Fund may use for hedging purposes.  The  effectiveness  of entering  into futures  contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities  portfolio  being hedged  correlate with price movements of the stock index selected. The value of a futures contract depends upon future movements in the level of the overall stock market  measured by the  underlying  index before the closing out of the futures  contract.  Accordingly,  the  successful  use of futures  contracts  is subject to the  Investment  Adviser's  or a  subadviser's ability  both to  select  an  appropriate  index  and to  predict  future  price movements over the short term in the overall stock market.  The incorrect choice of an index or an incorrect  assessment of future price movements over the short term in the overall stock market may result in poorer

10

overall performance than if a futures contract had not been purchased. Brokerage costs are incurred in entering into and maintaining futures contracts.

Investments  in the  Fund  are  neither  insured  nor  guaranteed  by  the  U.S.
Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman or any other bank, and the shares are not insured by the Federal  Deposit  Insurance  Corporation,  the Federal  Reserve Board or any
other federal, state or other governmental agency.

                                                                              11

FUND PERFORMANCE
--------------------------------------------------------------------------------

&ltR&gt
The Fund is a successor to a mutual fund of the same name, which was a series of
BBH Fund, Inc. (the "Predecessor  Fund").  The Predecessor Fund was also managed by the Investment Adviser.  Performance provided reflects the performance of the
Predecessor  Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Accordingly, the performance information and financial  information  provided in this prospectus for the periods prior to that date is historical information of the Predecessor Fund.
&lt/R&gt

The following bar chart and table give an indication of the risks  involved with an investment in the Fund. The bar chart shows changes in the performance of the
Fund's Class N shares from year to year.  The table shows how the Fund's Class N and Class I shares' average annual returns for the periods  indicated compare to those of a broad measure of market performance.

When you consider this information,  please remember that the Fund's performance
(before and after taxes) in past years is not  necessarily  an indication of how the Fund will do in the future.

&ltR&gt


                 Total Return for Class N Shares (% Per Calendar Year)
-------------------------------------------------------------------------------------

   [The following information was depicted as a bar chart in the printed material]

 1999    2000      2001       2002    2003    2004    2005    2006     2007     2008
 ----    ----      ----       ----    ----    ----    ----    ----     ----     ----
45.15%  (13.72)%  (24.96)%  (17.29)%  26.98%  18.79%  13.70%  23.81%  10.14%  (37.06)%

&lt/R&gt

12

&ltR&gt
Highest and Lowest Return (Quarterly 1999-2008)
--------------------------------------------------------------------------------

                                                      Return     Quarter Ending
                                                      ------     --------------

Highest                                               24.28%         12/31/1999

Lowest                                              (18.80)%         12/31/2008

Average Annual Total Returns (Through December 31, 2008)*
--------------------------------------------------------------------------------

                                                 1 Year      5 Years    10 Years
                                                 ------      -------    --------
Class N Shares

Return Before Taxes                              (37.06)%      3.00%      1.36%

Return After Taxes on Distributions**            (38.15)%      2.19%      0.81%

Return After Taxes on Distributions
  and Sale of Fund Shares**                      (23.69)%      2.43%      1.05%

Class I Shares

Return Before Taxes                              (36.89)%      3.25%      1.67%
&lt/R&gt

* The total returns provided reflect the performance of the Predecessor Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Fund did not have
any  investment  operations.   Accordingly,   the  performance   information  is
historical information of the Predecessor Fund.

&ltR&gt&lt/R&gt

** After-tax  returns are  calculated  using the historical  highest  individual federal  marginal  income tax rates and do not  reflect  the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those  shown.  After-tax  returns for Class I Shares will differ from  those  shown  above for Class N Shares.  After-tax  returns  shown are not
relevant  to  investors  who  hold  their  fund  shares   through   tax-deferred
arrangements, such as 401(k) plans or individual retirement accounts.

&ltR&gt
                                                 1 Year      5 Years    10 Years
                                                 ------      -------    --------
MSCI-EAFE
  (reflects no deduction for
  fees, expenses or taxes)                       (43.38)%      1.66%      0.80%
&lt/R&gt

                                                                              13

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

&ltR&gt
Shareholder Fees
--------------------------------------------------------------------------------
(Fees paid directly from an investor's account)

                                                            Class N    Class I
                                                            -------    -------
Maximum Sales Charge (Load) Imposed on Purchases              None       None

Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends                             None       None

Redemption Fee (as a percentage of total
  redemption proceeds)(1)                                    2.00%      2.00%

Exchange Fee                                                  None       None

Annual Fund Operating Expenses
--------------------------------------------------------------------------------
(Expenses  that are  deducted  from fund assets as a  percentage  of average net assets)

                                                            Class N    Class I
                                                            -------    -------
Management and Administrative Services Fee                   0.80%      0.80%

Distribution (12b-1) Fee                                      None       None

Other Expenses                                               0.41%      0.16%
                                                             ----       ----

Total Annual Fund Operating Expenses                         1.21%      0.96%
                                                             ====       ====
&lt/R&gt

(1) The  redemption  fee  applies  to any shares  redeemed  within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.

14

EXAMPLE

This  example is intended to help an investor  compare the cost of  investing in the Fund's  Class N shares and Class I shares to the cost of  investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund's
Class N shares and Class I shares for the time periods  indicated and then sells all of his shares at the end of those periods.  The example also assumes that an investment  has a 5% return  each year and that the  operating  expenses  of the
Fund's  Class N shares and Class I shares  remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

&ltR&gt
                                     1 Year     3 Years    5 Years    10 Years
                                     ------     -------    -------    --------
Class N Shares                         $123        $384       $665      $1,466
Class I Shares                         $ 98        $306       $531      $1,178
&lt/R&gt

                                                                              15

INVESTMENT ADVISER AND FUND ADMINISTRATOR
--------------------------------------------------------------------------------

&ltR&gt
Pursuant to the Agreement,  BBH, a New York limited partnership,  located at 140
Broadway,  New York, NY 10005 and established in 1818, serves as both Investment
Adviser and Fund Administrator to the Trust.  Through the SID, BBH serves as the investment adviser solely providing  investment advice and portfolio  management to each series of the Trust.

Subject to the general  supervision by the  Investment  Adviser and the Board of
Trustees,  the Sub-Advisers  makes the day-to-day  investment  decisions for the
Fund, places the purchase and sale orders for the portfolio  transactions of the
Fund, and generally manages the Fund's portfolio of investments.  As of December
31, 2008, the Investment  Adviser,  through the Sub-Advisers to the Fund managed total net assets of approximately $378 million.

BBH provides a broad range of  investment  management  services for customers in the United  States and abroad.  At December 31, 2008, it managed total assets of approximately $36.8 billion.

In addition to a continuous  investment  program,  BBH  provides  administrative services to the Fund by, among other things,  providing officers  (including the
Fund's  Chief  Compliance  Officer  and Chief  Financial  Officer),  share-
&lt/R&gt

16

&ltR&gt
holder  communications  and  tax  compliance.   BBH,  through  members  of  Fund
administration,  also  coordinates  the  provision  of  services  to the Fund by nonaffiliated service providers.

Through its Investment Adviser, BBH employs a  "manager-of-managers"  investment
approach,   whereby   it   allocates   the  Fund's   assets   among  the  Fund's
subadvisers--currently,  Walter Scott & Partners  Limited  ("Walter  Scott") and
Mondrian  Investment  Partners  Limited  ("Mondrian").  Subject  to the  general supervision  by the Fund's Board of Trustees,  and the Investment  Adviser,  BBH
oversees the  subadvisers and evaluates their  performance  results.  Members of
BBH's  Investment   Adviser  review  portfolio   performance,   characteristics,
departures of key personnel of the  subadvisers  and any other relevant  topics.
BBH also  analyzes  and  monitors  economic  trends  and  monetary  policy  on a continuous  basis.  The holdings of the Fund and the allocation of assets to the subadvisers  are  regularly  reviewed  with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility.

The team of investment  personnel at Walter Scott is responsible for managing of the growth  component  of the Fund.  Walter  Scott is located at: One  Charlotte
Square, Edinburgh, EH2 4DR, Scotland, UK.

The following  individuals  manage the growth  component on a day-to-day  basis.
Each has been employed by Walter Scott for more than five years.
&lt/R&gt

Dr. Kenneth Lyall, Chairman
Alan McFarlane, Managing Director
Ian Clark, Founder & Director
Rodger Nisbet, Director
Jane  Henderson,  Team Leader - North  America
Roy  Leckie,  Team Leader - Asia
Charles  Macquaker,  Joint Team Leader - Europe
Hilda West,  Joint Team Leader - Europe
Christel Brodie, Europe
Russell Robles-Thome, Asia

                                                                              17

Ms.  Elizabeth A. Desmond manages the value  component of the BBH  International
Equity  Fund on a  day-to-day  basis.  Ms.  Desmond is a graduate  of  Wellesley
College and the Masters Program in East Asian Studies at Stanford University and
is a Chartered Financial Analyst. She joined Mondrian in 1991.

Mr. Hugh A. Serjeant manages the value component of the BBH International Equity
Fund as well.  Mr.  Serjeant is a graduate of University of Newcastle  upon Tyne with a degree in  Economics.  He joined  Mondrian in 1995 and is a member of the
CFA Society of the UK.

The Fund's SAI provides  additional  information  about the Portfolio  Managers'
compensation, management of other accounts, and ownership of shares of the Fund.

&ltR&gt
For investment  advisory and  administrative  services,  BBH receives a combined fee, computed daily and payable monthly, equal to 0.80% of the average daily net assets of the Fund.  This fee  compensates BBH for its services and its expenses
(such as salaries of  personnel).  The  Investment  Adviser has delegated  daily management of the Fund's  assets to Walter Scott and  Mondrian,  who are paid by the BBH and not by the Fund.

A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated October 31, 2008.
&lt/R&gt

18

&ltR&gt
Pursuant  to an  exemptive  order the Fund and BBH  received  from the SEC,  the
Investment  Adviser may select and  replace  subadvisers  and amend  Subadvisory
Agreements without obtaining shareholder approval.
&lt/R&gt

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Net Asset Value

&ltR&gt
The Fund  normally  determines  the Fund's net asset  value (NAV) per share once daily at 4:00 p.m.,  Eastern time on each day that the equity markets of the New
York Stock  Exchange and London  Stock  Exchange are both open for a full day of trading.  The  determination  of the Fund's NAV per share is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the  difference by the number of shares of the Fund  outstanding at the time the determination is made.
&lt/R&gt

The NAV of the Fund's  shares may change on days when  shareholders  will not be able to purchase or redeem Fund shares.

Securities Valuation Policies

The Fund has a valuation  policy which requires each security to be valued as of the  close  of the NYSE at 4:00  p.m.,  Eastern  time,  each  business  day when determining the Fund's NAV.

The Fund employs a pricing vendor that uses a fair valuation  model to establish daily  valuations of portfolio  securities.  The model looks at each security in the portfolio and determines the  correlation  between the security and a set of market factors, such as the price of ADRs, futures,  exchange-traded  funds, and the U.S.  market as measured by the 1,000  largest  domestic  stocks.  The model evaluates  the  security's  beta  compared to these  factors to determine  which factor should be used in determining its fair

                                                                              19

value.  The model analyses data for the past 90 days for each factor.  The model then  determines  the  difference  between  the price of the factor at the local market  close  versus  the  price  at 4:00  p.m.  Eastern  Time to  calculate  a percentage  by which the  closing  price  should be adjusted to reflect its fair value.

There can be no  assurance  that the Fund  could  purchase  or sell a  portfolio security at the price used to calculate the Fund's NAV.

Description of Share Classes

The Fund offers Class N shares and Class I shares through this  prospectus  each representing interests in a single portfolio of securities. Currently, purchases of Class I shares are only available to existing Class I  shareholders.  Class N shares and Class I shares of the Fund have  different  operating  expenses which affect their  performance.  Neither Class N shares nor Class I shares convert to any other class of shares of the Fund.

Purchase of Shares

&ltR&gt
The Fund  offers  shares  on a  continuous  basis at their  NAV  without a sales charge.  The Fund reserves the right to determine  the purchase  orders for Fund shares that it will accept.  Investors may purchase shares on any day the NAV is calculated.  The Fund normally determines the Fund's NAV per share daily at 4:00
p.m.,  Eastern  time on each day that the  equity  markets of the New York Stock
Exchange and London Stock Exchange are both open for a full day of trading.  The
Fund then executes purchases of Fund shares at the NAV per share next determined after the Fund receives the purchase  order,  including  acceptable  payment
&lt/R&gt

20

for such order. Shares are entitled to dividends  declared,  if any, starting as of the first business day following the day the Fund executes the purchase order on the books of the Fund.

An  investor  who has an account  with an  Eligible  Institution  or a Financial
Intermediary  may place  purchase  orders for Fund shares  through that Eligible
Institution  or  Financial  Intermediary  which holds such shares in its name on behalf of that customer  pursuant to arrangements made between that customer and that Eligible Institution or Financial  Intermediary.  Each Eligible Institution
or  Financial  Intermediary  arranges  payment  for Fund shares on behalf of its customers.  An Eligible  Institution  or a Financial  Intermediary  may charge a transaction fee on the purchase of Fund shares.

An  investor  who does not  have an  account  with an  Eligible  Institution  or
Financial  Intermediary must place purchase orders for Fund shares with the Fund through Citigroup Global Transaction  Services,  the Fund's Transfer Agent. Such
investor's  order  will be  priced  at the NAV next  calculated  after  the Fund receives payment and that payment has been converted into Federal Funds. Such an investor has such shares held  directly in the  investor's  name on the books of the Fund and is responsible  for arranging for the payment of the purchase price of Fund shares.

Investment Minimums*

Minimum initial and subsequent  purchase  amounts for the Fund vary depending on the class of shares you buy.

                                                         Class N      Class I
                                                         -------      -------
Initial purchases                                       $100,000   $5,000,000

Subsequent Purchases                                    $ 25,000   $   25,000

&ltR&gt
* BBH as the Fund's  Shareholder  Servicing  Agent,  may change these investment minimums  from  time to time.  Each  Eligible  Institution  and  each  Financial
Intermediary  may establish and amend from time to time a minimum  initial and a minimum subsequent purchase requirements for its customers which currently is as low as $1,000.
&lt/R&gt

                                                                              21

Redemption of Shares

&ltR&gt
The Fund  executes a  redemption  request at the NAV  calculated  after the Fund receives the redemption request. The Fund normally determines the Fund's NAV per share daily at 4:00 p.m.,  Eastern  time on each day that the equity  markets of the New York Stock  Exchange and London Stock  Exchange are both open for a full day of trading.  Shares continue to earn dividends declared, if any, through the business day that the Fund executes the  redemption  request on the books of the
Fund.

Shareholders  must redeem shares held by an Eligible  Institution or a Financial
Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible  Institution or Financial  Intermediary.  The
Fund pays  proceeds  from a  redemption  to that  shareholder's  account at that
Eligible  Institution  or Financial  Intermediary  on a date  established by the
Eligible  Institution or Financial  Intermediary.  An Eligible  Institution or a
Financial  Intermediary  may charge a transaction  fee on the redemption of Fund shares.
&lt/R&gt

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by  submitting  a  redemption  request to the Fund through the
Transfer Agent. The Fund pays proceeds  resulting from such redemption  directly to the  shareholder  generally  on the next  business  day after the  redemption request is executed.

22

Redemptions by the Fund

The  Shareholder  Servicing  Agent has  established  a minimum  account  size of
$100,000 for Class N shares and  $5,000,000  for Class I shares of the Fund, any or  all of  which  may  be  changed  from  time  to  time.  If  the  value  of a shareholder's  holdings  in the  Fund  falls  below  that  amount  because  of a redemption of shares,  the Fund  reserves the right to redeem the  shareholder's remaining  shares.  If such remaining  shares are to be redeemed,  the Fund will notify  the  shareholder  and  will  allow  the  shareholder  60 days to make an additional  investment to meet the minimum  requirement before the redemption is processed.  Each  Eligible  Institution  and  each  Financial  Intermediary  may establish and change from time to time for their respective  customers a minimum account  size,  each  of  which  may  be  lower  than  that  established  by the
Shareholder Servicing Agent.

Further Redemption Information

Redemptions  of shares are taxable  events on which a shareholder  may realize a gain or a loss.

The Fund has reserved  the right to pay  redemption  proceeds by a  distribution in-kind of portfolio  securities  (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption  proceeds  in cash up to  either  $250,000  or 1% of the  Fund's  net assets, whichever is less. The Fund may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as  applicable  law may permit.

Redemption Fee

&ltR&gt
Fund Shares that are redeemed  within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption  proceeds.  The holding period shall  commence on the next business day following the date
&lt/R&gt

23

&ltR&gt
your  purchase  order is received by the Fund and shall apply to any  redemption made on or before the 30th day from that date.  The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption  requests from investors who are not  long-term  investors.  For  purposes  of  determining  whether  the redemption fee applies, shares held the longest will be redeemed first.
&lt/R&gt

Dividends and Distributions

The Fund pays to  shareholders  substantially  all of the  Fund's net income and capital gains if any, once a year. The Fund may pay additional  dividends and/or capital gains  distribution in a given year to the extent necessary to avoid the imposition  of  federal  excise  tax on the Fund.  The Fund pays  dividends  and capital gains distributions to shareholders of record on the record date.

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Fund elects to have  dividends and capital gains  distributions paid in cash,  the Fund  automatically  reinvests  dividends  and capital  gains distributions  in  additional  Fund  shares  without  reference  to the  minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial  Intermediary may establish its own policy  with  respect  to  the  reinvestment  of  dividends  and  capital  gains distributions in additional Fund shares.

24

Taxes

In general,  redeeming  shares,  exchanging  shares and receiving  dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the Fund.

&ltR&gt
Transaction              Federal Tax Status
--------------------------------------------------------------------------------
Redemption or            Usually capital gain or loss,
exchange of shares       exchange of shares long-term
                         only if shares owned more than one year
--------------------------------------------------------------------------------
Long-term capital        Long-term capital gain
gain distributions
--------------------------------------------------------------------------------
Dividends, term          Ordinary income, potentially
capital gain rates       taxable at long-term
--------------------------------------------------------------------------------
&lt/R&gt

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Ordinary income dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in Fund shares.
Although  dividends  (including  dividends  from  short-term  capital gains) are generally  taxable as  ordinary  income,  individual  shareholders  who  satisfy certain  holding  period and other  requirements  are taxed on such dividends at long-term  capital gain rates to the extent the  dividends are  attributable  to
"qualified  dividend income" received by the Fund.  "Qualified  dividend income"
generally  consists of dividends  received  from U.S.  corporations  (other than dividends from tax-exempt  organizations  and certain dividends from real estate investment  trusts and  regulated  investment  companies)  and  certain  foreign corporations.  Long  term  capital  gain  distributions  are  taxable  to you as long-term  capital gains regardless of how long you have owned your shares.  You may want to avoid buying shares when the Fund is about to declare a capital gain distribution or a dividend  because it will be taxable to you even though it may actually be a return of a portion of your investment.

                                                                              25

After the end of each year, the Fund will provide you with information about the distributions  and dividends you received and any  redemptions  of shares during the previous year.

If you do not provide the Fund with your correct taxpayer  identification number and any required  certifications,  you may be subject to back-up  withholding on
your   distributions,   dividends   and   redemption   proceeds.   Because  each
shareholder's  circumstances  are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons.  If you are a non-U.S.  person,  please consult your own tax adviser with respect to the
U.S. tax consequences to you of an investment in the Fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial  Highlights  provided  reflect the  performance of the Predecessor
Fund for periods prior to its  reorganization  into the Fund, as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Fund did not have any investment operations.  Accordingly, the performance information is historical information of the Predecessor Fund.

The Financial  Highlights tables are intended to help an investor understand the
Fund's Class N shares and Class I shares financial performance for the past five years  or  since  inception,  if  the  life  of the  Fund  is  shorter.  Certain information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent  the rate that an investor  would have earned or lost on an investment in the Fund  (assuming  reinvestment  of all dividends and distributions).  This  information  has been  audited by  Deloitte & Touche LLP, whose report,  along with the Fund's financial  statements,  are included in the
Fund's annual report which is available upon request.

26

Selected  per share data and ratios for a Class N share  outstanding  throughout each year

&ltR&gt

                                                                            For the years ended October 31,
                                                        -----------------------------------------------------------------------
                                                          2008            2007            2006            2005            2004
                                                        -------         -------         -------         -------         -------
Net asset value, beginning of year .................     $18.53          $15.71          $12.59          $10.96          $ 9.28
                                                        -------         -------         -------         -------         -------
Income from investment operations:
   Net investment income(1) ........................       0.32            0.28            0.25            0.18            0.14
   Net realized and unrealized
      gain (loss) ..................................      (7.06)           2.95            3.07            1.54            1.64
                                                        -------         -------         -------         -------         -------
   Total income from investment
      operations ...................................      (6.74)           3.23            3.32            1.72            1.78
                                                        -------         -------         -------         -------         -------
Less dividends and distributions:
   From net investment income ......................      (0.27)          (0.24)          (0.20)          (0.09)          (0.10)
                                                        -------         -------         -------         -------         -------
   From net realized gains .........................      (0.79)          (0.17)          --              --              --
                                                        -------         -------         -------         -------         -------
      Total Distributions ..........................      (1.06)          (0.41)          (0.20)          (0.09)          (0.10)
                                                        -------         -------         -------         -------         -------
Net asset value, end of year .......................     $10.73          $18.53          $15.71          $12.59          $10.96
                                                        =======         =======         =======         =======         =======
      Total return .................................     (38.30)%         21.01%          26.62%          15.77%          19.29%
Ratios/Supplemental data:
   Net assets, end of year
      (in millions) ................................        412             700             524             356             211
   Expenses as a percentage of
      average net assets ...........................       1.13%(2)        1.17%(2)        1.11%(2)        1.23%(2)        1.30%
   Ratio of net investment income to
      average net assets ...........................       2.09%           1.64%           1.76%           1.49%           1.34%
   Portfolio turnover rate .........................         19%             16%             10%              5%             81%

&lt/R&gt

----------
(1) Calculated using average shares outstanding for the year.

&ltR&gt
(2) The ratio of  expenses  to average net assets for the years ended in October
31, 2008,  2007 and 2006  reflect fees reduced as a result of an expense  offset arrangement with the Fund's  custodian.  Had this arrangement not been in place, this ratio would have been 1.13%,  1.17% and 1.17%,  respectively.
&lt/R&gt

                                                                              27

Selected  per share data and ratios for a Class I share  outstanding  throughout each year

&ltR&gt

                                                                            For the years ended October 31,
                                                        -----------------------------------------------------------------------
                                                          2008            2007            2006            2005            2004
                                                        -------         -------         -------         -------         -------
Net asset value, beginning of year ..............       $18.59           $15.76         $12.62          $10.98          $ 9.30
                                                        -------         -------         -------         -------         -------
Income from investment operations:
   Net investment income1 .......................         0.35             0.32           0.29            0.21            0.14
   Net realized and unrealized
      gain (loss) ...............................        (7.07)            2.96           3.07            1.54            1.66
   Total income from investment
      operations ................................        (6.72)            3.28           3.36            1.75            1.80
                                                        -------         -------         -------         -------         -------
Less dividends and distributions:
   From net investment income ...................        (0.31)           (0.28)         (0.22)          (0.11)          (0.12)
   From net realized gains ......................        (0.79)           (0.17)            --              --              --
                                                        -------         -------         -------         -------         -------
      Total Distributions .......................        (1.10)           (0.45)         (0.22)          (0.11)          (0.12)
                                                        -------         -------         -------         -------         -------
Net asset value, end of year ....................       $10.77           $18.59         $15.76          $12.62          $10.98
                                                        =======         =======         =======         =======         =======
      Total return ..............................       (38.12)%          21.28%         26.98%          16.05%          19.54%
Ratios/Supplemental data:
   Net assets, end of year
      (in millions) .............................            26              45             40              34              27
   Expenses as a percentage of
      average net assets ........................          0.88%(2)         .91%(2)        .87%(2)         .98%           1.05%
   Ratio of net investment income to
      average net assets ........................          2.32%           1.87%          2.02%           1.73%           1.33%
   Portfolio turnover rate ......................            19%             16%            10%              5%             81%

&lt/R&gt

----------
(1) Calculated using average shares outstanding for the year.

&ltR&gt
(2) The ratio of  expenses  to average net assets for the years ended in October
31, 2008,  2007 and 2006  reflect fees reduced as a result of an expense  offset arrangement with the Fund's  custodian.  Had this arrangement not been in place, this ratio would have been 0.88%, 0.91% and 0.94%, respectively.
&lt/R&gt

28

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

To reduce  expenses,  we mail only one copy of the  Fund's  prospectus  and each annual and semi-annual report to those addresses shared by two or more accounts.
If you wish to receive  individual copies of these documents,  please call us at
1-800-625-5759 or if your shares are held through a financial institution please contact them directly.  We will begin sending you individual  copies thirty days after receiving your request.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund, or Time-zone  arbitrage
(i.e.  the  nearly  simultaneous  purchase  and sale of  foreign  securities  in different markets in order to profit from price  discrepancies  between the time as of which the  price of the  portfolio  security  is  determined  and the NYSE closing  time  as of  which  the  Fund's  NAV is  computed),  can  have  adverse consequences  for the Fund  and  shareholders  who use the  Fund as a  long-term investment  vehicle.  Such trading in significant amounts can disrupt the Fund's investment  strategies (e.g., by requiring it to sell investments at inopportune
times  or  maintain   excessive   short-term   or  cash   positions  to  support
redemptions), dilute the interests of other shareholders, increase brokerage and administrative  costs  and  affect  the  timing  and  amount  of  taxable  gains distributed  by the Fund.  Investors  engaged in such  trading  may also seek to profit by  anticipating  changes  in the Fund's NAV in advance of the time as of which NAV is calculated.

&ltR&gt
The Fund's Board has approved  policies and  procedures  intended to  discourage excessive  frequent or  short-term  trading of the Fund's  Shares.  As described above, the Fund imposes a 2.00% fee on redemptions of Fund Shares made within 30 days from the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.
&lt/R&gt

                                                                              29

&ltR&gt
In  addition,   each  agreement  among  the  Fund,  its  distributor,   Eligible
Institution and Financial Intermediary will contain  representations  concerning the Eligible Institution's and Financial  Intermediary's policies and procedures to monitor, deter and report instances of market timing.
&lt/R&gt

No matter how the Fund  defines its limits on frequent  trading of Fund  Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have  adverse  effects  on  the  management  of the  Fund's  portfolio  and  its performance.

The Fund's  objective is that its redemption fees and restrictions on short-term trading  should apply to all  shareholders,  regardless of the number or type of
accounts  in  which  shares  are  held.  However,   the  Fund  anticipates  that
limitations   on  its   ability  to  identify   trading   activity  to  specific
shareholders, including where shares are held through an Eligible Institution or a Financial  Intermediary in multiple or omnibus accounts,  will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and  redemptions or exchanges that a shareholder is engaged in  excessive  trading  that is or could be  detrimental  to the Fund and  other shareholders and may preclude the shareholder  from making further  purchases or exchanges of Fund Shares.

30

Portfolio Holdings Information

&ltR&gt
The Board of Trustees receives periodic reports from BBH concerning arrangements involving the disclosure of portfolio securities.
&lt/R&gt

Information  concerning  the Fund's  portfolio  holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains  posted until replaced by the  information  for the  succeeding  month.  Monthly  portfolio  holdings  information  will  remain available and be updated on a continuous basis.

The Fund does not disclose nonpublic information about its holdings to any third party  (other  than  its  services  providers  and  authorized  governmental  or regulatory personnel).

You may also access from the "Online  Literature/Holdings Report" section of the website  portfolio  information  as of the  end of  each  of the  Fund's  fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

                                                                              31

MORE  INFORMATION  ON THE FUND IS AVAILABLE  FREE UPON  REQUEST,  INCLUDING  THE
FOLLOWING:

Annual/Semi-Annual Report

The Fund's  Annual  and  Semi-Annual  Shareholder  reports  describe  the Fund's performance  and list portfolio  holdings.  The Fund's Annual Report  contains a letter from the Fund's Investment  Adviser  discussing recent market conditions, economic  trends and Fund  strategies  that  significantly  affected  the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

&ltR&gt
The SAI provides more details about the fund and its policies and information on the Fund's non-principal  investment  strategies.  A current SAI is on file with the SEC and is  incorporated  by reference (is legally  considered  part of this prospectus).

To obtain the SAI,  Annual  Report,  Semi-Annual  Report  and other  information without charge or make shareholder inquiries:
&lt/R&gt

By telephone:                       Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:

                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:

&ltR&gt
Certain Fund documents,  including a recent  statement of Fund holdings,  can be viewed online or downloaded from:
&lt/R&gt

                                    Brown  Brothers  Harriman
                                    http://www.bbhfunds.com
                                    SEC
                                    http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington,  DC or by sending your request and a duplicating fee to the SEC's
Public  Reference  Section,  Washington,  DC  20549-0102.   Information  on  the
operations   of  the  Public   Reference   Room  may  be   obtained  by  calling
1-202-942-8090.  Additionally,  this  information  is  available  on  the  EDGAR database  at the  SEC's  internet  site  at  http://www.sec.gov.  A copy  may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail address: publicinfo@sec.gov.

                                     BROWN [LOGO]
                                     BROTHERS
                                     HARRIMAN

SEC file number: 811-21829.

&ltR&gt

STATEMENT OF ADDITIONAL INFORMATION

BBH INTERNATIONAL EQUITY FUND
Class N Shares
Class I Shares

140 Broadway, New York, New York 10005

February 28, 2009

BBH International Equity Fund (the “Fund”) is a separate non-diversified series of BBH Trust. The Fund currently offers two classes of shares designated as Class N shares and Class I shares.

This Statement of Additional Information (“SAI”) is not a Prospectus and provides new and additional information beyond that contained in the Prospectus. This SAI should be read in conjunction with the Fund’s Prospectus dated February 28, 2009, as supplemented from time to time. The Fund’s Annual Report dated October 31, 2008 is incorporated herein by reference. Obtain the Fund’s Prospectus and Annual Report without charge by calling 1-800-625-5759.

OVERVIEW

BBH Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").  The Trust is a Delaware statutory trust organized on October 28, 2005.

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”). BBH provides investment advice to registered mutual funds through a separately identifiable department (the “SID” or the “Investment Adviser”). The SID is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940. BBH provides administrative services to each series of the Trust.

The Fund is designed to enable investors to participate in the opportunities available in equity markets outside the United States.  The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation.  There can be no assurance that the investment objective of the Fund will be achieved.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc., (the “Predecessor Fund”) The Fund has the same investment objective and policies as its predecessor.

&lt/R&gt

Page

Investments                                                                                                                                1
Investment Objective and Policies                                                                                                                     8
Investment Restrictions                                                                                                                     12
Management                                                                                                                                15
Board of Trustees                                                                                                                     16
Code of Ethics                                                                                                                     18
Voting Proxies on Fund Portfolio Securities                                                                                                                     18
Portfolio Holdings Information                                                                                                                     19
Investment Advisory and Administrative Services                                                                                                                     19Distributor26
Shareholder Servicing Agent                                                                                                                     27
Financial Intermediaries                                                                                                                     27
Eligible Institutions                                                                                                                     28
Custodian, Transfer and Dividend Disbursing Agent                                                                                                                                28
Independent Registered Public Accounting Firm                                                                                                                     29
Net Asset Value                                                                                                                                29
Computation of Performance                                                                                                                                29
Purchases and Redemptions                                                                                                                                31
Federal Taxes                                                                                                                                31
Description of Shares                                                                                                                                35
Portfolio Brokerage Transactions                                                                                                                                36
Additional Information                                                                                                                                38
Financial Statements                                                                                                                                39
Appendix – Listing of Service Providers                                                                                                                                40

INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund.

&ltR&gt
The Fund aims to provide investors with long-term real rates of return by investing primarily in the equity securities of companies in the developed markets of the world, excluding the United States.  From time to time, the Fund may invest up to 15% of its assets in companies domiciled in emerging markets.
&lt/R&gt

Equity Investments

Equity investments may or may not pay dividends and may or may not carry voting rights.  Common stock occupies the most junior position in a company's capital structure.  Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert.  The provisions of any convertible security determine its ranking in a company's capital structure.  In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders.  In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Domestic Investments

The assets of the Fund are not invested in domestic securities (other than short-term instruments), except temporarily when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

Hedging Strategies

Options on Stock.  Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stocks may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund’s net assets would be at risk.  A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period.  Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period.  To liquidate a put or call option position, a "closing sale transaction" may be made at any time prior to the expiration of the option which involves selling the option previously purchased.

Covered call options may also be sold (written) on stocks, although the current intention is not to do so.  A call option is "covered" if the writer owns the underlying security.

Options on Stock Indexes.  Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund’s net assets would be at risk.  A stock index fluctuates with changes in the market values of the stocks included in the index.  Examples of stock indexes are the Standard & Poor's 500 Stock Index (Chicago Board of Options Exchange), the New York Stock Exchange Composite Index (New York Stock Exchange), The Financial Times-Stock Exchange 100 (London Traded Options Market), the Nikkei 225 Stock Average (Osaka Securities Exchange) and Tokyo Stock Price Index (Tokyo Stock Exchange).

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different.  Instead of giving the right to take or make delivery of stock at a fixed price ("strike price"), an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier".  Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option.  The amount of cash received is equal to such difference between the closing price of the index and the strike price of the option expressed in U.S. dollars or a foreign currency, as the case may be, times a specified multiple.

The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected.  The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option.  Accordingly, the successful use of options on stock indexes is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market.  Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.  It is possible, however, that liquidity in the options markets may make it difficult from time to time for the Fund to close out its written options positions.  Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert.  It is not contemplated that these position limits will have any adverse impact on the Fund's portfolio strategies.

Options on Currencies.  Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on currencies may be purchased for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund’s net assets would be at risk.  A call option on a currency gives the purchaser of the option the right to buy the underlying currency at a fixed price, either at any time during the option period (American style) or on the expiration date (European style).  Similarly, a put option gives the purchaser of the option the right to sell the underlying currency at a fixed price, either at any time during the option period or on the expiration date.  To liquidate a put or call option position, a "closing sale transaction" may be made for the Fund at any time prior to the expiration of the option, such a transaction involves selling the option previously purchased.  Options on currencies are traded both on recognized exchanges (such as the Philadelphia Options Exchange) and over-the-counter.

The value of a currency option purchased depends upon future changes in the value of that currency before the expiration of the option.  Accordingly, the successful use of options on currencies is subject to the Investment Adviser's ability to predict future changes in the value of currencies over the short term.  Brokerage costs are incurred in the purchase of currency options and an incorrect assessment of future changes in the value of currencies may result in a poorer overall performance than if such a currency had not been purchased.

Futures Contracts on Stock Indexes.  Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes may be entered into for the Fund.  In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund’s assets.

Futures Contracts provide for the making and acceptance of a cash settlement based upon changes in the value of an index of stocks and are used to hedge against anticipated future changes in overall stock market prices which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date.  A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged.  If these hedging transactions are successful, the futures positions taken would rise in value by an amount which approximately offsets the decline in value of the portion of the Fund’s investments that is being hedged.  Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.  There is also the risk of a potential lack of liquidity in the secondary market.

The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected.  The value of a Futures Contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the Futures Contract.  Accordingly, the successful use of Futures Contracts is subject to the Investment Adviser's ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market.  The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a Futures Contract had not been purchased.  Brokerage costs are incurred in entering into and maintaining Futures Contracts.

When the Fund enters into a Futures Contract, it is initially required to deposit, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash, U.S.  Government securities or other high grade short-term obligations equal to approximately 3% of the contract amount.  Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change.  In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.  Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract.  The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

Currently, investments in Futures Contracts on non-U.S. stock indexes by U.S. investors, such as the Fund, can be purchased on such non-U.S. stock indexes as the Osaka Stock Exchange (OSE), Tokyo Stock Exchange (TSE), Hong Kong Futures Exchange (HKFE), Singapore International Monetary Exchange (SIMEX), London International Financial Futures and Options Exchange (LIFFE), Marche Terme International de France (MATIF), Sydney Futures Exchange Ltd.  (SFE), Meff Sociedad Rectora de Productos Financieros Derivados de Renta Variable, S.A. (MEFF RENTA VARIABLE), Deutsche Terminborse (DTB), Italian Stock Exchange (ISE), Financiele Termijnmarkt Amsterdam (FTA), and London Securities and Derivatives Exchange, Ltd. (OMLX).

Exchanges may limit the amount by which the price of a Futures Contract may move on any day.  If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

Another risk which may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of an index subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of portfolio securities.  Another such risk is that the price of the Futures Contract may not move in tandem with the change in overall stock market prices against which the Fund seeks a hedge.

Foreign Exchange Contracts

Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions.  Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

While the Fund may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain.  Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Fund’s securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.  The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.  The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

The Investment Adviser on behalf of the Fund may enter into forward foreign exchange contracts in order to protect the dollar value of all investments in securities denominated in foreign currencies.  The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

Loans of Portfolio Securities

Loans of portfolio securities up to 30% of the total value of the Fund are permitted.  Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income.  By lending securities, the Fund’s income can be increased by its continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral.  All or any portion of interest earned on invested collateral may be paid to the borrower.  Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice.  Borrowed securities are returned when the loan is terminated.  Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors.  Reasonable finders' and custodial fees may be paid in connection with a loan.  In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year.  There is the risk that a borrowed security may not be returned to the Fund.  Securities are not loaned to BBH or to any affiliate of the Fund.

Short-Term Investments

Although it is intended that the assets of the Fund stay invested in the securities described above and in the Prospectus to the extent practical in light of the Fund’s investment objective and long-term investment perspective, the Fund’s assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes and when, in the Investment Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets.  In addition, when the Fund experiences large cash inflows through additional investments by its investors or the sale of portfolio securities, and desirable equity securities that are consistent with its investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such equity securities.  Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's"), or if unrated are of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers' acceptances; and (v) repurchase agreements.  Time deposits with a maturity of more than seven days are treated as not readily marketable.  At the time the Fund’s assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser.  The assets of the Fund may be invested in non-U.S. dollar denominated and U.S. dollar denominated short-term instruments, including U.S. dollar denominated repurchase agreements.  Cash is held for the Fund in demand deposit accounts with the Fund’s custodian bank.

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

Rule 144A Securities

The Investment Adviser may, on behalf of each Fund, purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities).  A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security.  Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser.  All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored.

When-Issued and Delayed Delivery Securities

Securities may be purchased for the Fund on a when-issued or delayed delivery basis.  For example, delivery and payment may take place a month or more after the date of the transaction.  The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date.  The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place.  At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining that Fund’s net asset value (NAV).  The Fund maintains with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments.  At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price.  Commitments for such when-issued or delayed delivery securities are made only when there is an intention of actually acquiring the securities.  On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow.  If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.  When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Investment Company Securities

Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.  As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

&ltR&gt
Repurchase Agreements

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Repurchase agreements are considered by the Staff of the SEC to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability dispose of the underlying securities. If the lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest.  If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances.  A repurchase  agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

Collateral for repurchase agreements may be held by a custodian other than BBH.
&lt/R&gt

Foreign Investment Risk:

Investing in securities of foreign issuers involves risks not typically associated with investing in securities of domestic issuers. Changes in political or social conditions, diplomatic relations, or limitation on the removal of funds or assets may adversely affect the value of the investments of the Fund. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to interest paid to the Fund by domestic issuers.

Because foreign securities generally are denominated and pay interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the net assets of the Fund as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

INVESTMENT RESTRICTIONS

The Fund operates under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund (see "Additional Information").

The Fund, may not:

Diversification
The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that it is not limited by that Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.  For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940, any rule or order thereunder, or any SEC staff interpretation thereof.  Futures and options contracts, tax-exempt government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of a Fund’s net assets.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such additional expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund’s Investment Adviser.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short
The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

Restricted Securities
The Fund will not purchase securities that are restricted at the time of purchase, except that the Fund may purchase Rule 144A securities.

For purposes of the above limitations:

 •

the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items and “bank instruments”;

 •

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

 •

The Fund will not make investments that will result in the investment of 25% or more of its assets in the securities of issuers primarily engaged in the same industry. Futures and options contracts, government securities and municipal securities will not be deemed to constitute an industry.

&ltR&gt
MANAGEMENT

Information pertaining to the Trustees and executive officers of the Trust is set forth below.  All of the Trustees are not “interested persons” of the Trust as defined by the 1940 Act. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

 Name and Birth Date
Position(s) Held with Trust
Term of Office# and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Funds in Fund Complex Overseen by Trustee^
Other Director-ships Held by Trustee

 Joseph V. Shields Jr.     Birth Date: March 17, 1938
Chairman of the Board and Trustee
Since 2007
Managing Director, Chairman and Chief Executive Officer of Shields & Company (member of New York Stock Exchange); Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flower Foods, Inc. (New York Stock Exchange listed company).
5
None

 David P. Feldman     Birth Date: November 16, 1939
Trustee
Since 2007
Director of Jeffrey Co. (1992 to present); Director of QMED (1999 to May 2007).
5
Director of Dreyfus Mutual Funds (59 Funds)

 Alan G. Lowy     Birth Date: April 17, 1939
Trustee
Since 2007
Private Investor.
5
None

 Arthur D. Miltenberger     Birth Date: November 8, 1938
Trustee
Since 2007
Retired.
5
None

 Samuel F. Pryor, IV     Birth Date: June 12, 1955
Trustee
Since 2007
Private Investor.
5
None

 H. Whitney Wagner  Birth Date: March 3, 1956
Trustee
Since 2007
President, Clear Brook Advisors, a registered investment advisor.
5
None

 Officers

 Name, Address and Birth Date
Position(s) Held with Trust
Term of Office# and Length of Time Served
Principal Occupation(s) During Past 5 Years
Number of Funds in Fund Complex Overseen by Trustee^
Other Director-ships Held by Trustee

 John A. Gehret     Birth Date:  April 11, 1959     140 Broadway  New York, NY 10005
President and Principal Executive Officer
Since 2008
President and Principal Executive Officer of the Trust; He joined Brown Brothers Harriman & Co. (“BBH”) in 1981 and has been a Partner of the firm since 1998.
N/A
N/A

 Charles H. Schreiber     Birth Date: December 10, 1957     140 Broadway  New York, NY 10005
Treasurer and Principal Financial Officer
Since 2007
Treasurer and Principal Financial Officer of the Trust; Senior Vice President of BBH since September 2001; Joined BBH in 1999.
N/A
N/A

 Mark B. Nixon     Birth Date:  January 14, 1963     140 Broadway  New York, NY 10005
Assistant Secretary, Assistant Treasurer
Since 2007

Assistant Secretary and Assistant Treasurer of the Trust, Vice President of BBH (since October 2006), Accounting Manager, Reserve Funds (August 2005-September 2006) Assistant Controller, Reserve Funds (February 2005-August 2005), Private Consultant(December 2001-February 2005).

N/A
N/A

 Beth Haddock     Birth Date: December 10, 1965     140 Broadway  New York, NY  10005
Chief Compliance Officer
Since 2007

Chief Compliance Officer of the Trust (September 2007 – present); Chief Compliance Officer for the FINRA/NYSE and SEC compliance programs and Associate Compliance Director for the global compliance program (April 2005 – present); Deputy General Counsel of AXA Advisors/AXA Financial (November 1997 – April 2005).

N/A
N/A

 Sue M. Rim-An     Birth Date: September 10, 1970     140 Broadway  New York, NY 1005
Anti-Money Laundering Officer
Since 2008

Anti-Money Laundering Officer, Vice President of BBH (September 2007-present); AML Officer at UBS Investment Bank (April 2006 – August 2007); AML Officer & Vice President in Private Client Services at Bear Stearns & Co (June 1992 – April 2006)

N/A
N/A

 Gail C. Jones     Birth Date: October 26, 1953     1001 Liberty Avenue Pittsburgh, PA 15222-3779
Secretary
Since 2007

Secretary of the Trust; Counsel, ReedSmith, LLP (since October 2002); Corporate Counsel (January 1997 to September 2002) and Vice President (January 1999 to September 2002) of Federated Services Company.

N/A
N/A

 George M. Polatas     Birth Date:  March 3, 1962     1001 Liberty Avenue, Pittsburgh, PA 15222-3779
Vice President
Since 2008
Vice President of the Trust (since June 2008); Assistant Vice President of Federated Services Company; Vice President of various funds distributed by Edgewood Services, Inc.(January 1997 to present)
N/A
N/A

 Theodore J. Boudria     Birth Date: June 26, 1968     70 Franklin Street  Boston, MA 02110
Assistant Treasurer
Since 2008
Assistant Treasurer of the Trust; Vice President (Since 2003); Assistant Vice President (since September 2000); Joined BBH & Co. in 1995.
N/A
N/A

 #

Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust.  All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^      The Fund Complex consists of the Trust, which has five series and each is counted as one "Fund" for purposes of this table.

BOARD OF TRUSTEES

The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, Sub-Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust.  The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements.  At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies.  The Trustees are assisted in this process by independent legal counsel.

The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.

Mr. Shields and Mr. Feldman serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

Trustee Equity Ownership as of 12/31/08

 Name of Trustee
Dollar Range of Equity Securities in the Fund
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust

 Joseph V. Shields, Jr.
None
None

 David P. Feldman
None
$10,000 - $50,000

 Alan G. Lowy
None
None

 Arthur D. Miltenberger
None
Over $100,000

 Samuel F. Pryor, IV
None
None

 H. Whitney Wagner
None
$50,001 - $100,000

As of January 31, 2009, the Fund’s Board of Trustees and Officers as a group owned less than 1% of each Class of the Fund’s outstanding Shares.

As of January 31, 2009, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class I shares: National Financial Services LLC, New York, New York, owned approximately 2,422,189 shares (100%).

As of January 31, 2009, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class N shares: National Financial Services LLC, New York, New York, owned approximately 31,083,722 shares (94.59%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

National Financial Services LLC is organized in the state of Delaware and is a subsidiary of FMR Corporation organized in the state of Massachusetts.

COMPENSATION

Each member of the Board of Trustees (the “Board”) receives a base annual fee of $50,000 and such base annual fee is allocated among all series of the Trust, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

Trustee Compensation for the Calendar Year Ended 12/31/2008

 Name of Person, Position
Aggregate Compensation from Fund
Pension or Retirement Benefits Accrued as Part of Fund Expenses
Estimated Annual Benefits upon Retirement
Total Compensation from Fund Complex^ paid to Trustee

 Joseph V. Shields, Jr., Trustee
$7,892
None
None
$62,500

 David P. Feldman, Trustee
$6,103
None
None
$50,000

 Alan G. Lowy, Trustee
$6,103
None
None
$50,000

 Arthur D. Miltenberger, Trustee
$7,534
None
None
$60,000

 Samuel F. Pryor, IV, Trustee
$6,103
None
None
$50,000

 H. Whitney Wagner, Trustee
$6,103
None
None
$50,000

^The Fund Complex consists of the Trust, which has five series and each is counted as one "Fund" for purposes of this table.

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Fund.

&lt/R&gt

CODE OF ETHICS

The Trust, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act.  Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund.  However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Fund.  Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.  The code of ethics of the Trust, the Investment Adviser and the Distributor are on file with the SEC.

&ltR&gt

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedure

The Board of Trustees to the Fund has delegated the responsibility to vote proxies on the securities held in the Fund’s portfolio to the Investment Adviser, also referred to herein as the SID.  In order to mitigate any potential conflict of interest, the SID (through BBH) has retained an independent third party proxy agent (“Proxy Agent”) to recommend how to vote a Fund’s proxy. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Fund clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion.  The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders.  Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, Investors in the Fund may request a copy of the Proxy Voting Policy and Procedures by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-625-5759.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available upon request and without charge by calling BBH’s Toll-free number for Shareholder Inquiries: 1-800-625-5759 or by going to http://www.SEC.gov.

Portfolio Holdings Information

Information concerning the Funds’ portfolio holdings is available on the BBH website at www.bbhfunds.com.

The Board receives periodic reports from BBH, through the SID, about arrangements involving the disclosure of portfolio securities.

A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the “Online Literature/Holdings Report” section of the website portfolio information as of the end of each of the Fund’s fiscal quarters.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Under a combined Investment Advisory and Administrative Services Agreement (the “Agreement”) with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Fund, BBH through members of its SID, provides investment advice and portfolio management to the Fund. BBH also provides administrative services to the Fund.

BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s subadvisers--currently, Walter Scott & Partners Limited and Mondrian Investment Partners Limited. Subject to the supervision of the Fund’s Board of Trustees, BBH oversees the subadvisers and evaluates their results. BBH reviews portfolio performance, characteristics, departures of key personnel of the subadvisers and any other relevant topics. BBH also analyzes and monitors economic trends and monetary policy on a continuous basis. The holdings of the Fund and the allocation of assets to the subadvisers are regularly reviewed with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility.

Investment Advisory Services

It is the responsibility of BBH, through the SID, to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund, and to manage, generally, the investments of the Fund.

The Agreement between BBH and the Fund is dated February 1, 2007 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Fund's Trustees, and (ii) by a vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of the Fund ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such  approval.  The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Fund, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to BBH and by BBH on 90 days' written notice to the Fund. (See "Additional Information.")

The combined investment advisory and administrative services fee paid to BBH is calculated daily and paid monthly at an annual rate equal 0.80% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2008, 2007 and 2006, the Fund incurred $5,121,907, $5,172,358, and $3,904,951, respectively. Compensation shown for services rendered prior to June 12, 2007 (i.e. on behalf of the Predecessor Funds) was paid under a separate agreement that covered only advisory fees.

The investment advisory services of BBH, through its SID, to the Funds are not exclusive under the terms of the Agreement.  BBH, through its SID, is free to and does render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and BBH dated December 11, 2006, the Trust, including each series thereof, may use "Brown Brothers Harriman" in their names. The license agreement may be terminated by BBH at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and BBH. Termination of the license agreement would require the Trust to change its name and the names of the Funds to eliminate all references to Brown Brothers Harriman.

Administrative Services

BBH has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust, BBH administers all aspects of the Trust's operations subject to the supervision of the Board except as set forth above under "Investment Adviser" and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust ; (ii) oversees the performance of administrative and professional services to the Trust  by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and each Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for each Fund and reports to shareholders and the SEC.

For the fiscal years ended October 31, 2008, 2007 and 2006, the Fund incurred $960,358, $969,817 and $732,178, respectively, for administrative services. Compensation shown for services rendered prior to June 12, 2007 (i.e. on behalf of the Predecessor Funds) was paid under a separate agreement that covered only administrative services.

Pursuant to a separate Sub-administrative Services Agreements between BBH, as the Administrator, and Federated Services Company ("Federated" or the “Sub-administrator”), the Sub-administrator performs such sub-administrative duties for the Fund as are from time to time agreed upon by BBH and the Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of BBH are located at 140 Broadway, New York, New York 10005. The Sub-administrator's duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund , participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by BBH as set forth above (see "Administrator"). For performing such sub-administrative services, the Sub-administrator receives such compensation from BBH as is from time to time agreed to between BBH and the Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to BBH by the Fund, respectively.

PORTFOLIO MANAGER INFORMATION

Walter Scott & Partners Limited

The team of investment personnel at Walter Scott & Partners Limited (Walter Scott) is responsible for managing the growth component of the Fund.  Walter Scott is located at: One Charlotte Square, Edinburgh, EH2 4DZ, Scotland, UK.

The senior members of the team are as follows:

Dr. Kenneth Lyall, Chairman
1967-71                         Edinburgh University, MA Economics & Economics History
1971-76                         Arthur Andersen & Co, London & Glasgow.
1977-82                         University of Edinburgh, PhD Financial Economics
1983                            Walter Scott & Partners Limited

Alan McFarlane, Managing Director
1974-78                         Edinburgh University, MA Politics and Modern History
1980-82                         Investment Controller, 3i Group, Edinburgh
1983-92                         Director, Ivory & Sime Limited, Edinburgh
 1993-2000
Managing Director - Institutional Division, Global Asset Management, London

2001                         Walter Scott & Partners Limited

Ian Clark, Founder & Director
1964-82                         Director, Ivory & Sime Limited, Edinburgh
1983                         Walter Scott & Partners Limited

Rodger Nisbet, Director
1987-92                         Dundee University, BA. Hons. Environmental Design
1992-93                         Proprietor-Cromwell Development Historic Property, Edinburgh
1993                         Walter Scott & Partners Limited

Jane Henderson, Director, Co-Head IMG, Team Leader – North America
1990                         Tante Marie School of Cookery/Woking
1991-95                         Proprietrix - Catering Enterprise, Edinburgh
1991-95                         St. Andrew’s University, BSc. Hons. Marine/Environmental Biology
1995                         Walter Scott & Partners Limited

Roy Leckie, Director, Co-Head IMG, Team Leader – Asia
1990-95                         Glasgow University, BSc. Hons. Statistics
 1995
Walter Scott & Partners Limited

Charles Macquaker, Co-Head – Europe
1987-89                         Buckingham University BSc. Econ. Hons. European Studies
1989-91                         Sainsbury's plc, Commercial Division, London
1991                         Walter Scott & Partners Limited

Hilda West, Co-Head – Europe
 1991-95
Napier University, Edinburgh, BA.-Business Studies

 1993
‘Sandwich Year’ work experience with Walter Scott & Partners Limited

 1995
Walter Scott & Partners Limited

Christel Brodie, Europe
 1990-94
International Finance & Economics, Magistère, University of Bordeaux, France

 1994-95
MBA International Finance & Banking - Birmingham Business School

 1996
Auditor Training - Coopers & Lybrand, Limoges, France

 1997-99
Junior Fund Manager, Friends Ivory & Sime, Edinburgh

 1999-2000
Fund Manager, Kempen Capital Management UK Ltd., Edinburgh Walter Scott & Partners Limited

Russell Robles-Thomé, Asia
1977-81                         Cambridge University, BA Mathematics & Theoretical Physics
 1982-91
Software Engineer, Reading

 1992-97
Software Project Manager, Edinburgh

 1997-99
Contract I.T. Project Manager, Edinburgh and Europe

 1999-2000
MSc., Financial Mathematics, Edinburgh/Heriot Watt Universities

2000                         Walter Scott & Partners Limited

The following information about Walter Scott is provided as of the end of the Fund’s most recently completed fiscal year:

     Other Accounts Managed by  Walter Scott Investment Team

Total Number of Other Accounts Managed/ Total Assets*(in USD millions)

  Registered Investment Companies

5/$555.2

  Other Pooled Investment Vehicles

55/$7,622.7

  Other Accounts

94/$13,118.5

* None of the Registered Investment Company funds has an advisory fee that is based on the performance of the funds.

Dollar value range of shares owned in the Fund: None.

Portfolio Manager Compensation

Walter Scott’s staff are paid competitive base salaries.

Everyone in the firm is eligible to participate in the firm’s annual profit share, which is a fixed percentage of the firm’s pre-incentive operating profits. In recent years every member of staff has participated. This is the sole source of incentive compensation. Investment, operations, compliance and client service staff are all focused upon the same goals of providing superior performance and service to clients. Success in these challenges drives the firm’s profits and therefore the profit share.

For senior staff, the majority of annual compensation is the profit share. An element of this is deferred via a long term incentive plan, largely invested in a long term global equity fund where Walter Scott is the investment advisor.

Mondrian Investment Partners Limited

Elizabeth A. Desmond and Hugh A. Serjeant at Mondrian Investment Partners Limited (Mondrian) are responsible for managing the value component of the Fund.  The address of Mondrian is Fifth Floor, 10 Gresham Street, London EC2V 7JD.

The following information about the Fund’s Portfolio Managers is provided as of the end of the Fund’s most recently completed fiscal year.

 Other Accounts Managed by   Mondrian Investment Partners
Total Number of Other Accounts Managed/Total Assets

 Elizabeth A. Desmond*

 Registered Investment Companies
10/$2,089,000,000

 Other Pooled Investment Vehicles
6/$3,082,000,000

 Other Accounts
23/$5,999,000,000

 Hugh A. Serjeant**

 Registered Investment Companies
2/$313,000,000

 Other Pooled Investment Vehicles
None

 Other Accounts
18/$3,795,000,000

*Ms. Desmond does not manage any performance based fee accounts.
**Mr. Serjeant manages one Other Account of $286,000,000 that has a performance based fee.

Please note that these figures include accounts where Ms. Desmond and Mr. Serjeant are listed as either the primary or backup portfolio manager.
To ensure commonality among funds and timely implementation and maintenance of all accounts on a consistent basis, Mondrian has developed implementation teams that utilize the resources of all portfolio managers/analysts.  Each account has an assigned portfolio manager and a designated implementation manager with a reporting structure down to the portfolio administration level.  David Tilles, as Chief Investment Officer, has overall responsibility for all accounts.  The other named directors along with their fund manager colleagues share responsibilities for the day to day management of all portfolios within the above-mentioned structure.

&lt/R&gt

Dollar value range of shares owned in the Fund: None.

CONFLICT OF INTEREST

Mondrian acts solely as an investment manager and does not engage in any other business activities.  The following is a list of some potential conflicts of interest that may arise in the course of normal investment management business activities together with a summary of Mondrian’s policy in that area:

Dealing in investments as Principal and the Provision of Seed Capital
Mondrian generally does not trade for its own account.  However, two Mondrian affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities.  Mondrian serves as the investment manager to these investment vehicles.

Dealing in investments as agent for more than one party
Mondrian addresses the potential conflicts of interest that arise where a firm manages multiple client portfolios through the operation of dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients.

Allocation of Investment Opportunities
Mondrian’s policy requires that investment opportunities should be allocated among clients in an equitable manner.  For equity portfolios Mondrian makes stock selection decisions at committee level.  Those stocks identified as investment opportunities are added to Mondrian’s list of approved stocks (“Stock List”).  Portfolios will hold only those stocks contained in the Stock List, and portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics.  For bond portfolios investment decisions are also committee based, and all bond portfolios governed by the same or a similar mandate are structured in the same way.  Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.  Clients with performance-based fees shall be allocated investment opportunities in the same way as clients whose fees are not performance-based.

Allocation of Aggregated Trades
Mondrian’s policy requires that all allocations must be fair between clients and, to be reasonable in the interests of clients, will generally be made in proportion to the size of the original orders placed.  However where such allocation would create a material adverse effect on a client an adjustment may be made to the allocation.  Where such adjustment is considered appropriate.  Mondrian’s normal policy will be to adopt a random method of allocation between clients achieved through an automated process.  Such allocations should not conflict with any instructions a client may have issued, or with any limitations placed on the degree of discretion the Portfolio Manager has to act on behalf of the client.
Soft Dollar Arrangements
Mondrian does not have any sort dollar arrangements in place with brokers.

Dual Agency/Cross Trade
Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller.  Mondrian may from time to time act as agent for both parties with respect to transactions in investments.  If Mondrian proposes to act in such capacity the Portfolio Manager will first: (a) obtain approval from the Chief Compliance Officer; and (h) inform the client of the capacity in which Mondrian is acting.

Transacting client trades with an affiliated broker
Mondrian does not currently have any affiliated brokers.  Please note that Mondrian has filed a broker/dealer application with the NASD for an affiliated company, Mondrian Distributors (U.S.), Inc.  Once licensed, this broker/dealer will only be used to facilitate the sale of certain Mondrian group investment funds.  No transactions for client portfolios will be executed through this entity.

Fees
Mondrian charges fees as proportion of assets under management.  In a very limited number of situations, in addition to this fee basis, these accounts also include a performance fee basis.  The potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedure for the allocation of aggregated trades among clients.  Investment opportunities are allocated totally independently of fee arrangements (see 4. above).

Employee Personal Dealings
Mondrian has arrangements in place to ensure that none of its directors, officers or employees effects any transaction on their own account which conflicts with client interests.  These individuals are also prohibited from procuring any other person to enter into such a transaction (except in the proper course of their employment).  For the purposes of clarity, this will include, but is not limited to, anyone connected with that individual by reason of a domestic or business relationship (other than as arises solely because that person is a Mondrian client) such that the individual has influence over that person’s judgment as to how to invest: his property or exercise ally rights attaching to his Investments.  Mondrian’s rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

Gifts and hospitality (received)
In the normal course of business, Mondrian employees may receive gifts and hospitality from third parties e.g.  brokers and other service providers.  Mondrian has a policy which requires that all gifts and hospitality received are reported to the Chief Compliance Officer (any items in excess of £100 require pre-approval).

Gifts and Hospitality (received)
In the normal course of business Mondrian employees may provide gilts and hospitality to third parties.  Any such expenditure in excess of £200 requires the approval of Mondrian’s Managing Director and is reported to the Chief Compliance Officer.

Compensation
Mondrian’s compensation arrangements are designed to attract and retain high caliber staff.  The compensation structure does not provide incentives for any member staff to favour any client (or group of clients).  Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing.  At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system.  This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Mondrian’s Compliance Monitoring Program incorporates periodic reviews of areas where the above listed conflicts of interest might arise.  Compliance with Mondrian’s policies and procedures is monitored using exception reporting, as well as regular review, testing and evaluation of the appropriateness of the procedures.

Any apparent violations of the above procedures will he investigated and reported to the Chief Compliance Officer, who will determine any action necessary.

Any material findings would he reported to senior management and the Mondrian Compliance Committee (a sub-committee of the Company’s Board) and, where required, any relevant Regulator.

COMPENSATION
Mondrian has the following programs in place to retain key investment staff:

Competitive Salary - All investment professionals are remunerated with a competitive base salary.

Profit Sharing Bonus Pool - All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

Equity Ownership - Mondrian is majority management owned.  A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business.

Incentives -  {Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing.  As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system.  This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important clement of the assessment Focused on the quality of individual research contribution.

COMPENSATION COMMITTEE
In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, which will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

DEFINED CONTRIBUTION PENSION PLAN
All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if desired.  The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members.  In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

OWNERSHIP OF FUND SHARES
Elizabeth Desmond does not beneficially own any of the equity securities in the Fund.

&ltR&gt
DISTRIBUTOR

Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Funds’ shares. Its offices are located at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561. The  Distributor's Contract dated as of February 1, 2007 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on December 12, 2005. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Funds, at any time, without penalty, by the Board of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

BBH serves as the shareholder servicing agent for the Trust. Services to be performed by BBH with respect to the Fund's Class N shares, include among other things: answering inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder of or prospective investor in Class N shares of the Fund may reasonably request.  For these services, BBH receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by shareholders who did not hold their account with an eligible institution.

&lt/R&gt

FINANCIAL INTERMEDIARIES

From time to time, the Fund and/or its Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer.  Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Fund; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Fund to its customers; and receives, tabulates and transmits to the Fund proxies executed by its customers with respect to meetings of Class N shareholders of the Fund.  A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares.  Customer orders are priced at the NAV for Class N shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee.  The Fund will be deemed to have received a purchase or redemption order for Class N shares when the Financial Intermediary or its authorized designee accepts such order.  For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS

The Fund enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Fund with respect to shareholders of and prospective investors in Class N shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Fund; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Fund to its customers; and receives, tabulates and transmits to the Fund proxies executed by its customers with respect to meetings of shareholders of the Fund.  For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

The Fund’s organizational documents provide that, at any meeting of shareholders of the Fund, each eligible institution may vote any Shares as to which that eligible institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that eligible institution is the agent of record. Any shares so voted by an eligible institution will be deemed to be represented at the meeting for purposes of quorum requirements.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

BBH (the "Custodian"), 140 Broadway, New York, New York 10005, is the Custodian for the Fund.  As Custodian for the Fund, it is responsible for maintaining books and records of the Fund’s portfolio transactions and holding the Fund’s portfolio securities and cash pursuant to a custodian agreement with the Trust.  Cash is held for the Fund in demand deposit accounts at the Custodian.  Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV per share of the Fund.

Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund.  The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

&ltR&gt

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte & Touche LLP’s principal address is 200 Berkeley Street, Boston, Massachusetts, 02116.
&lt/R&gt

NET ASSET VALUE

The NAV of each class of shares of the Fund is normally determined each day that the following equity markets are all open for a full day of trading: New York Stock Exchange, London Stock Exchange, Tokyo Stock Exchange and Hong Kong Stock Exchange. The determination of NAV per share is made once during each such day as of the close of regular trading on the New York Stock Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. NAV per share is determined separately for each class of shares by dividing the value of the Fund's total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

COMPUTATION OF PERFORMANCE

The average annual total return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

&ltR&gt

The following table sets forth average annual total return information for the periods ended December 31, 2008:

International Equity Fund*
  Class N shares

1 Year

5 Years

10 Years

  Total Return

  Before Taxes

(37.06)%

3.00%

1.36%

  After Taxes on Distributions

(38.15)%

2.19%

0.81%

  After Taxes on Distributions   and Sale of Shares

(23.69)%

2.43%

1.05%

  Class I shares

1 Year

5 Years

10 Years

  Total Return

  Before Taxes

(36.89)%

3.25%

1.67%

* Class I Shares commenced operations on October 25, 2002. Performance prior to that date is that of the BBH International Equity Portfolio adjusted for expenses of the Fund.

&lt/R&gt

Performance prior to June 12, 2007 is that of the Predecessor Fund. The Fund has the same investment objective and policies as its predecessor.

Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed.  Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund’s expenses during the period.

Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives.  However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors.  Performance figures are based on historical earnings and are not intended to indicate future performance.  Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the MSCI-EAFE Index) and to investments for which reliable performance data is available.  Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services.  To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis.  The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

Period and average annualized "total rates of return" may be provided in such communications.  The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period.  Period total rates of return may be annualized.  An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested.  An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

PURCHASES AND REDEMPTIONS

Orders received by a Financial Intermediary or an Eligible Institution will be priced at the NAV next calculated after that Financial Intermediary or Eligible Institution, as an agent of the Fund, receives the request in good order from its clients.

A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of the Fund’s portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

An investor should be aware that redemptions from the Fund may not be processed if a completed account application with a certified taxpayer identification number has not been received.

In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

&ltR&gt

An investor should be aware that any Fund shares that are redeemed within a 30 day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds.  The 30 day holding period shall commence on the next business day following the date of purchase and shall apply to any redemption made on or before the 30th day from that date

&lt/R&gt

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Fund and elect that it be treated as a separate "regulated investment company" of the Internal Revenue Code of 1986, as amended (the "Code").  Accordingly, the Fund is not subject to federal income taxes on its Net Income and realized net long-term capital gains in excess of net short-term capital losses that are distributed to their shareholders.  A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met.  The Fund intends to continue to meet such requirements. Under Subchapter M of the Code, the Fund is not subject to federal income taxes on amounts distributed to shareholders.

Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities, foreign currencies or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be represented by investments in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies).  Foreign currency gains that are not directly related to the Fund’s business of investing in stock or securities is included in the income that counts toward the 30% gross income requirement described above but may be excluded by Treasury Regulations from income that counts toward the 90% of gross income requirement described above.  In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.

Under the Code, gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss.  Similarly, the Fund's share of gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

Dividends paid from the Fund are not eligible for the dividends-received deduction allowed to corporate shareholders because the net income of the Fund does not consist of dividends paid by domestic corporations.

Gains or losses on sales of securities are treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put has been acquired or a call has been written thereon.  Other gains or losses on the sale of securities are treated as short-term capital gains or losses.  Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities.  If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction.  If securities are sold pursuant to the exercise of a call option written for them, the premium received would be added to the sale price of the securities delivered in determining the amount of gain or loss on the sale.  The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the Fund’s ability to write options and engage in transactions involving stock index futures.

Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value.  Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long the Fund has held such options.  The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

If shares are purchased by the Fund in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund may be subject to U.S.  federal income tax, and an additional charge in the nature of interest, on the Fund's portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders.  If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders, in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

Return of Capital.  Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distributions.  If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

Redemption of Shares.  Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss.  However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares.  Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

Foreign Taxes.  The Fund may be subject to foreign withholding taxes and if more than 50% of the value of the Fund's total assets at the close of any fiscal year consists of stock or securities of foreign corporations, at the election of the Trust any such foreign income taxes paid by the Fund may be treated as paid directly by its shareholders.  The Trust makes such an election only if it deems it to be in the best interest of the Fund's shareholders and notifies shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders.  If the Trust elects to treat foreign income taxes paid from the Fund as paid directly by the Fund's shareholders, the Fund's shareholders would be required to include in income such shareholder's proportionate share of the amount of foreign income taxes paid by the Fund and would be entitled to claim either a credit or deduction in such amount.  (No deduction is permitted in computing alternative minimum tax liability).  Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes are subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to that shareholder's total foreign source taxable income.  For this purpose, the portion of dividends and capital gains distributions paid from the Fund from its foreign source income is treated as foreign source income.  The Fund's gains and losses from the sale of securities are generally treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise are treated as derived from U.S. sources.  The limitation of the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income.  In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals.  Because of these limitations, a shareholder may be unable to claim a credit for the full amount of such shareholder's proportionate share of the foreign income taxes paid from the Fund.

Certain entities, including corporations formed as part of corporate pension or profit-sharing plans and certain charitable and other organizations described in Section 501 (c) of the Internal Revenue Code, as amended, that are generally exempt from federal income taxes may not receive any benefit from the election by the Trust to "pass through" foreign income taxes to the Fund's shareholders.

In certain circumstances foreign taxes imposed with respect to the Fund's income may not be treated as income taxes imposed on the Fund.  Any such taxes would not be included in the Fund's income, would not be eligible to be "passed through" to Fund shareholders, and would not be eligible to be claimed as a foreign tax credit or deduction by Fund shareholders.  In particular, in certain circumstances it may not be clear whether certain amounts of taxes deducted from gross dividends paid to the Fund would, for U.S. federal income tax purposes, be treated as imposed on the issuing corporation rather than the Fund.

Other Taxes.  The Fund is subject to state or local taxes in jurisdictions in which it is deemed to be doing business.  In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws.  Distributions to shareholders may be subject to additional state and local taxes.  Shareholders should consult their own tax advisors with respect to any state or local taxes.

Other Information.  Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund's fiscal year.  Additional tax information is mailed to shareholders in January.

Under U.S. Treasury regulations, the Trust and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings.  Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this Statement of Additional Information, however such laws and regulations are subject to change.  Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005.  Its offices are located at 140 Broadway, New York, New York 10005; its telephone number is (800) 575-1265.  The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Fund represents an equal proportional interest in the Fund with each other share.  Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per full and fractional share.  Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class.  Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee.  The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Declaration of Trust or By-laws.  Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders.  Shares have no preemptive or conversion rights.  The rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable by the Trust.  The Trust's Agreement and Declaration of Trust provide that the Trust may, upon the approval of its Board of Trustees, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder.  This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Fund.

The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law.  The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trust's Agreement and Declaration of Trust provide that, at any meeting of shareholders of the Fund, each Eligible Institution may vote any shares as to which that Eligible Institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution is the agent of record.  Any shares so voted by an Eligible Institution are deemed represented at the meeting for purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Agreement and Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Trust to establish a multiple class distribution system for the Fund.  Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.

&ltR&gt

PORTFOLIO BROKERAGE TRANSACTIONS

The Fund is managed actively in pursuit of its investment objective.  Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held.  A 100% turnover would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year.  For the fiscal years ended October 31, 2007, 2006 and 2005, the portfolio turnover rate of the BBH International Equity Portfolio was 16%, 10%, and 5%, respectively.  The portfolio turnover rate is that of the BBH International Equity Portfolio in which the Fund invested through October 31, 2002.  The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tends to increase as the level of portfolio activity increases.

In effecting securities transactions for the Fund the Investment Adviser seeks to obtain the best price and execution of orders.  All of the transactions for the Fund are executed through qualified brokers other than Brown Brothers Harriman.  In selecting such brokers, the Investment Adviser considers a number of factors including: the broker's ability to execute orders without disturbing the market price; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition and responsibility; the research and other information provided by the broker; and the commissions charged.  Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

The aggregate commissions paid by the Fund for the fiscal years ended October 31, 2008, 2007 and 2006 were $217,442, $255,373 and $188,320 respectively. Commissions prior to June 12, 2007 were those rendered on behalf of the Predecessor Fund.

A portion of the transactions for the Fund are executed through qualified brokers other than BBH In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers.  Research services provided by brokers to which BBH has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts.  Research services furnished by brokers are used for the benefit of all the Investment Adviser's clients and not solely or necessarily for the benefit of the Fund.  The Investment Adviser believes that the value of research services received is not determinable nor does such research significantly reduce its expenses.  The Fund does not reduce the fee paid to the Investment Adviser by any amount that might be attributable to the value of such services.

Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any "affiliated person" (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

A committee, comprised of officers and partners of BBH who are portfolio managers of some of BBH's managed accounts (the "Managed Accounts"), evaluates no less than annually the nature and quality of the brokerage and research services provided by third party brokers, and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to such brokers.  However, in any period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings.

From time to time, the Trust’s Trustees review regularly the reasonableness of commissions and other transaction costs incurred for the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained.  If the Fund effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction.  The writing of options by the Fund may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers.  The number of options which the Fund may write may be affected by options written by the Investment Adviser for other investment advisory clients.  An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The Investment Adviser may direct a portion of the Fund’s securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.  Such commissions paid by the Fund are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

On those occasions when BBH deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, BBH, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate.  In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by BBH in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund.  In some instances, this procedure might adversely affect the Fund.

&lt/R&gt

ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933.  Pursuant to the rules and regulations of the SEC, certain portions have been omitted.  The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090.  Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov.  A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement.  Each such statement is qualified in all respects by such reference.

&ltR&gt

FINANCIAL STATEMENTS
The Annual Report of the Fund dated October 31, 2008 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference.  A copy of the Fund’s Annual Report which also contains performance information of the Fund is available, upon request, without charge to each person receiving this Statement of Additional Information.

&lt/R&gt

Appendix – Listing of Service Providers
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Legal Counsel
Sullivan & Cromwell LLP
Service Providers
Walter Scott & Partners Limited
Mondrian Investment Partners Limited
Federated Services Company
Southpoint Distribution Services, Inc. Services, Inc.
ReedSmith LLP
Security Pricing Services
ITG, Inc.
FT Interactive
Reuters, Inc.
Ratings Agencies
IDC

Item 23.  Exhibits

 (a)
Conformed copy of Declaration of Trust

 1
Conformed copy of Declaration of Trust of the Registrant;
(1)

 2
Conformed copy of the Certificate of Trust of the Registrant;
(1)

 3
Conformed Copy of Amended and Restated Declaration of Trust of the Registrant
(3)

 (b)
Copy of By-Laws of the Registrant;
(2)

 (c)
Not applicable;

 (d)

 1
Conformed Copy of Advisory/Administrative Services Agreement of the Registrant;
(4)

 2
Conformed Copy of Subadvisory Agreement (Walter Scott) of the Registrant;
(4)

 3
Conformed Copy of Subadvisory Agreement (Mondrian) of the Registrant;
(4)

 (e)

 1
Conformed Copy of Distributor's Contract of the Registrant;
(4)

 (f)
Not applicable

 (g)

 1
Conformed Copy of Custodian Agreement including the Schedule of the Registrant;
(4)

 (h)

 1
Conformed Copy of Investment Advisory/Administrative Services Agreement of the Registrant;
(4)

 2
Conformed Copy of Sub-Administrative Agreement of the Registrant;
(4)

 3
Conformed Copy of Accounting Services Agreement;
(4)

 4
Conformed Copy of Transfer Agency Agreement of the Registrant;
(4)

 5
Conformed Copy of Shareholder Services Agreement of the Registrant;
(4)

 6
Conformed Copy of Fidelity Bond Agreement of the Registrant;
(4)

 (i)
Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;
(4)

 (j)

 1
Conformed Copy of Consent of Independent Registered Public Accounting Firm;
(6)

 (k)
Not Applicable

 (l)
Conformed copy of Initial Capital of Understanding;
(4)

 (m)
Not applicable

 (n)

 1
Conformed Copy of the Multiple Class Plan of the Registrant;
(4)

 (o)

 1
Conformed copies of Powers of Attorney of the Trustees of the Registrant;
(3)

 2
Conformed copies of Powers of Attorney of the Officers of the Registrant;
(3)

 3
Conformed copy of Power of Attorney of the President of the Registrant;
(5)

 (p)

 1
Code of Ethics;
(4)

 +
Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 333-129342 and 811-21829)

 1
Filed with the initial Registration Statement on October 31, 2005.

 2
Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed October 23, 2006.

 3
Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed January 18, 2007.

 4
Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 filed March 19, 2007.

 5
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed October 28, 2008.

 6
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed February 27, 2009.

 Item 24  Persons Controlled by or Under Common Control with the Fund:

 None

 Item 25  Indemnification

 (4)

 Item 26  Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Brown Brothers Harriman & Co., is a New York limited partnership. Brown Brothers Harriman & Co. conducts a general banking business and is a member of the New York Stock Exchange.

 Item 27  Principal Underwriters:

 (a)
Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

BBH Trust

The Huntington Funds

WesMark Funds

 (b)

 (1)  Name and Principal Business Address
(2) Positions and Offices with Distributor
(3) Positions and Offices With Registrant

 Charles L. Davis, Jr.  4000 Ericsson Drive  Warrendale, PA 15086-7561
President, Edgewood Services, Inc.

 Thomas R. Donahue  4000 Ericsson Drive  Warrendale, PA 15086-7561
Director and Executive Vice President, Edgewood Services, Inc.

 Peter J. Germain  4000 Ericsson Drive  Warrendale, PA 15086-7561
Director, Edgewood Services, Inc.

 Thomas E. Territ  4000 Ericsson Drive  Warrendale, PA 15086-7561
Director, Edgewood Services, Inc.

 Denis McAuley III  4000 Ericsson Drive  Warrendale, PA 15086-7561
Director and Treasurer, Edgewood Services, Inc.

 C. Todd Gibson  4000 Ericsson Drive  Warrendale, PA 15086-7561
Secretary, Edgewood Services, Inc.

 Edward C. Bartly  4000 Ericsson Drive  Warrendale, PA 15086-7561
Assistant Secretary, Edgewood Services, Inc.

 Lori A. Hensler  4000 Ericsson Drive  Warrendale, PA 15086-7561
Assistant Treasurer, Edgewood Services, Inc.

 Richard A. Novak  4000 Ericsson Drive  Warrendale, PA 15086-7561
Assistant Treasurer, Edgewood Services, Inc.

 (c)
Not Applicable

 Item 28  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

 Registrant
BBH Trust 140 Broadway New York, NY 10005

 Brown Brothers Harriman & Co. (“Administrator”)
140 Broadway New York, NY 10005

 Federated Services Company (“Sub-Administrator”)
Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

 Brown Brothers Harriman & Co.  (“Adviser”)
140 Broadway New York, NY 10005

 Walter Scott & Partners, Limited  (“Sub-Adviser”)
Milburn Tower Gogar, Edinburgh EH12 9BS, UK

 Mondrian Investment Partners Limited (“Sub-Adviser”)
3rd Floor, 80 Cheapside London, England EC2V 6EE

 Brown Brothers Harriman & Co. (“Custodian”)
140 Broadway New York, NY 10005

 Citigroup Global Transaction Services  (“Transfer Agent and Dividend Disbursing Agent”)
Two Portland Square Portland, ME 04101

 Item 29  Management Services:

Other than as set forth under the caption "Investment Adviser and Fund Administrator" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

 Item 30  Undertakings:

If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, Pennsylvania on the 2nd of March, 2009.

 BBH Trust

 BY:  /s/ John A. Gehret  John A. Gehret, President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated above.

 NAME
TITLE

 /s/Joseph V. Shields, Jr.  (J.V. Shields, Jr.)
Trustee

 /s/John A. Gehret  (John A. Gehret)
President (Principal Executive Officer)

 /s/David P. Feldman  (David P. Feldman)
Trustee

 /s/Arthur D. Miltenberger  (Arthur D. Miltenberger)
Trustee

 /s/Alan G. Lowy  (Alan G. Lowy)
Trustee

 /s/H. Whitney Wagner  H. Whitney Wagner
Trustee

 /s/Samuel Pryor IV  (Samuel Pryor IV)
Trustee

 /s/Charles H. Schreiber  (Charles H. Schreiber)
Treasurer(Principal Financial Officer)